File Nos. 2-77767
811-3481

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[_]

Post-Effective Amendment No. 49	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 49	[X]

(Check appropriate box or boxes.)

GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York	10166
(Address of Principal Executive Offices)	(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
----

X	on April 1, 2010 pursuant to paragraph (b)
----

60 days after filing pursuant to paragraph (a)(i)
----
on (date) pursuant to paragraph (a)(i)
----
75 days after filing pursuant to paragraph (a)(ii)
----
on (date) pursuant to paragraph (a)(ii) of Rule 485
----

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
----

General
Money Market Funds

PROSPECTUS April 1, 2010

Contents

Fund Summary

General Money Market Fund	1
General Government Securities Money Market Fund	4
General Treasury Prime Money Market Fund	7
General Municipal Money Market Fund	10
General California Municipal Money Market Fund	13
General New York Municipal Money Market Fund	16

Fund Details
Goal and Approach	19
Investment Risks	22
Management	28

Shareholder Guide
Buying and Selling Shares	29
Distributions and Taxes	34
Services for Fund Investors	35
Financial Highlights	37

For More Information

See back cover.

Fund Summary

General Money Market Fund

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.50
Distribution and/or service (12b-1) fees	0.20
Other expenses (including shareholder services fees)*	0.04
Total annual fund operating expenses*	0.74

*Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, “Other expenses” would have been 0.07% and “Total annual operating expenses” would have been 0.77%. These fees would have reflected the fund’s participation in the Program for the period from December 19, 2008 through September 18, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$76	$237	$411	$918

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund normally invests in a diversified portfolio of high quality, short-term, dollar-denominated debt securities, including securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptance and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches, repurchase agreements, including tri-party agreements, asset-backed securities and domestic and foreign commercial paper and other short-term corporate obligations. Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

1

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

  Government securities risk. Not all obligations of the U. S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. Government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury of the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class A shares from year to year. The table shows the average annual total returns of the fund’s Class A shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

2

Best Quarter (Q3, 2000) 1.53% Worst Quarter (Q3, 2009) 0.01%

Average annual total returns
(as of 12/31/09)

1 Year	5 Years	10 Years
0.23%	2.83%	2.63%

For the fund’s current yield, call toll-free 1-800-645-6561.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

In general, the minimum initial investment is $2,500. You may sell your shares on any business day by calling 1-800-645-6561 or by visiting www.dreyfus.com. You may also mail your request to sell shares to The Dreyfus Family of Funds, P.O. Box 55263, Boston, MA 02205-5263.

TAX INFORMATION

The fund anticipates that dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

Fund Summary

General Government Securities Money Market Fund

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (expenses that you pay each year as percentage of the value of your investment)

Management fees	0.50
Distribution and/or service (12b-1) fees	0.20
Other expenses (including shareholder services fees)*	0.09
Total annual fund operating expenses*	0.79

*Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program) If the Program fee had been reflected, “Other expenses” would have been .11% and “Total annual operating expenses” would have been .81%. These fees would have reflected the fund’s participation in the Program for the period from December 19, 2008 through April 30, 2009.

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$81	$252	$439	$978

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements). The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

4

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  Government securities risk. Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class A shares from year to year. The table shows the average annual total returns of the fund’s Class A shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

5

Best Quarter (Q3, 2000): 1.48%. Worst Quarter (Q4, 2009): 0.00%.

Average annual total returns
(as of 12/31/09)

1 Year	5 Years	10 Years
0.02%	2.54%	2.43%

For the fund’s current yield, call toll-free: 1-800-645-6561

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

In general, the minimum initial investment is $2,500. You may sell your shares on any business day by calling 1-800-645-6561 or by visiting www.dreyfus.com. You may also mail your request to sell shares to The Dreyfus Family of Funds, P.O. Box 55263, Boston, MA 02205-5263.

TAX INFORMATION

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

Fund Summary

General Treasury Prime Money Market Fund

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (expenses that you pay each year as percentage of the value of your investment)

Management fees	0.50
Distribution and/or service (12b-1) fees	0.20
Other expenses (including shareholder services fees)*	0.07
Total annual fund operating expenses*	0.77

*Amounts do not reflect the fee paid bythe fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, “Other expenses” would have been 0.08% and “Total annual operating expenses” would have been 0.78%. These fees would have reflected the fund’s participation in the Program for the period from December 19, 2008 through April 30, 2009.

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$79	$246	$428	$954

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund normally invests substantially all of its assets in U.S. Treasury securities.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since

7

inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

  Liquidity risk. When there is little or no active market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class A shares from year to year. The table shows the average annual total returns of the fund’s Class A shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Best Quarter (Q3,2000): 1.37%. Worst Quarter (Q4, 2009): 0.00%.

Average annual total returns
(as of 12/31/09)

1 Year	5 Years	10 Years
0.00%	2.20%	2.12%

For the fund’s current yield, call toll-free: 1-800-645-6561

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

In general, the minimum initial investment is $2,500. You may sell your shares on any business day by calling 1-800-645-6561 or by visiting www.dreyfus.com. You may also mail your request to sell shares to The Dreyfus Family of Funds, P.O. Box 55263, Boston, MA 02205-5263.

8

TAX INFORMATION

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

9

Fund Summary

General Municipal Money Market Fund

INVESTMENT OBJECTIVE

The fund seeks to maximize current income exempt from federal personal income tax to the extent consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.50
Other expenses (including shareholder services fees)*	0.09
Total annual fund operating expenses*	0.59

* Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, “Other expenses” would have been 0.12% and “Total annual operating expenses” would have been 0.62%. These fees would have reflected the fund’s participation in the Program for the period from December 19, 2008 through September 18, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$60	$189	$329	$738

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable shre price. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Although the fund seeks to provide income exempt from federal personal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.

10

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Derivatives risk. Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for instruments may not exist.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class A shares from year to year. The table shows the average annual total returns of the fund’s Class A shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

11

Best Quarter Q4, 2000) 0.96% Worst Quarter (Q4, 2009) 0.00%

Average annual total returns
(as of 12/31/09)

1 Year	5 Years	10 Years
0.30%	2.05%	1.84%

For the fund’s current yield, call toll-free 1-800-645-6561.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

In general, the minimum initial investment is $2,500. You may sell your shares on any business day by calling 1-800-645-6561 or by visiting www.dreyfus.com. You may also mail your request to sell shares to The Dreyfus Family of Funds, P.O. Box 55263, Boston, MA 02205-5263.

TAX INFORMATION

The fund anticipates that virtually all dividends paid will be exempt from federal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

;

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12

Fund Summary

General California Municipal Money Market Fund

INVESTMENT OBJECTIVE

The fund seeks to maximize current income exempt from federal and California state personal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.50
Other expenses (including shareholder services fees)*	0.08
Total annual fund operating expenses*	0.58

* Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, “Other expenses” would have been 0.12% and “Total annual operating expenses” would have been 0.62%. These fees would have reflected the fund’s participation in the Program for the period from December 19, 2008 through September 18, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and California state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal and California state personal income taxes, the fund temporrily may invest in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable California state municipal obligations are not available for investment. In addition, interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

13

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Derivatives risk. Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for instruments may not exist.

  State-specific risk. The fund is subject to the risk that California’s economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

  Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class A shares from year to year. The table shows the average annual total returns of the fund’s Class A shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

14

Best Quarter Q4, 2000) 0.82% Worst Quarter (Q4, 2009) 0.00%

Average annual total returns
(as of 12/31/09)

1 Year	5 Years	10 Years
0.18%	1.96%	1.70%

For the fund’s current yield, call toll-free 1-800-645-6561.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

In general, the minimum initial investment is $2,500. You may sell your shares on any business day by calling 1-800-645-6561 or by visiting www.dreyfus.com. You may also mail your request to sell shares to The Dreyfus Family of Funds, P.O. Box 55263, Boston, MA 02205-5263.

TAX INFORMATION

The fund anticipates that virtually all dividends paid will be exempt from federal and California personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

15

Fund Summary

General New York Municipal Money Market Fund

INVESTMENT OBJECTIVE

The fund seeks to maximize current income exempt from federal, New York state and New York city personal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.50
Other expenses (including shareholder services fees)*	0.13
Total annual fund operating expenses*	0.63

*Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, “Other expenses” would have been 0.16% and “Total annual operating expenses” would have been 0.66%. These fees would have reflected the fund’s participation in the Program for the period from December 19, 2008 through September 18, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$64	$202	$351	$786

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal, New York state and New York city personal income taxes, the fund temporarily may invest in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable New York state municipal obligations are not available for investment. In addition, interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

16

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Derivatives risk. Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for instruments may not exist.

  State-specific risk. The fund is subject to the risk that New York’s economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

  Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class A shares from year to year. The table shows the average annual total returns of the fund’s Class A shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

17

Best Quarter Q4, 2000) 0.89% Worst Quarter (Q4, 2009) 0.00%

Average annual total returns
(as of 12/31/09)

1 Year	5 Years	10 Years
0.30%	1.99%	1.73%

For the fund’s current yield, call toll-free 1-800-645-6561.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

In general, the minimum initial investment is $2,500. You may sell your shares on any business day by calling 1-800-645-6561 or by visiting www.dreyfus.com. You may also mail your request to sell shares to The Dreyfus Family of Funds, P.O. Box 55263, Boston, MA 02205-5263.

TAX INFORMATION

The fund anticipates that virtually all dividends paid will be exempt from federal, New York state and New York city personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

18

Fund Details

GOAL AND APPROACH

General Money Market Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches, repurchase agreements, including tri-party repurchase agreements, asset-backed securities and domestic and foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest.

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations. Generally, the fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating.

The fund is required to maintain an average dollar-weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

General Government Securities Money Market Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements). The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

U.S. government securities are generally considered to be among the highest-quality investments available. By investing in these securities, the fund seeks greater credit safety for investors. In exchange for the level of credit safety offered by U.S. government securities, the fund’s yields may be lower than the yield of money market funds that do not limit their investments to U.S. government securities.

The fund is required to maintain an average dollar-weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

General Treasury Prime Money Market Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

19

To pursue its goal, the fund normally invests substantially all of its assets in U.S. Treasury securities. The fund is required to maintain an average dollar-weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

General Municipal Money Market Fund

The fund seeks to maximize current income exempt from federal personal income tax to the extent consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax.

The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Generally, the fund is required to invest its assets in the securities of issuers with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Additionally, the fund is required to maintain an average dollar weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

Although the fund seeks to provide income exempt from federal personal income tax, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes acceptable municipal obligations are not available for investment. In addition, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax.

General California Municipal Money Market Fund

The fund seeks to maximize current income exempt from federal and California state personal income tax to the extent consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and California state personal income tax.

The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Generally, the fund is required to invest its assets in the securities of issuers with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Additionally, the fund is required to maintain an average dollar weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

Although the fund seeks to provide income exempt from federal and California state personal income tax, the fund may invest temporarily in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable California municipal obligations are not available for investment. In addition, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax.

General New York Municipal Money Market Fund

The fund seeks to maximize current income exempt from federal , New York state and New York city personal income tax to the extent consistent with the preservation of capital and the maintenance of liquidity. As a money

20

market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal , New York state and New York city personal income tax.

The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Generally, the fund is required to invest its assets in the securities of issuers with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Additionally, the fund is required to maintain an average dollar weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

Although the fund seeks to provide income exempt from federal , New York state and New York city personal income tax, the fund may invest temporarily in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable New York municipal obligations are not available for investment. In addition, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax.

21

INVESTMENT RISKS

General Money Market Fund

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. Although the fund invests only in high-quality debt securities, any of the fund’s holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest

22

  and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

  Counterparty risk. The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

General Government Securities Money Market Fund

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S.
  Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically, even during periods of declining interest rates.
  Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

  Counterparty risk. The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

23

General Treasury Prime Money Market Fund

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically, even during periods of declining interest rates.
  Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

General Municipal Money Market Fund

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a municipal obligation, can cause the obligation’s price to fall, potentially lowering the fund's share price. Although the fund invests only in high quality debt securities, any of the fund’s holdings could have its credit rating downgraded or could default. The credit quality of the securities

24

  held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

  Derivatives risk. Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

General California Municipal Money Market Fund

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a municipal obligation, can cause the obligation’s price to fall, potentially lowering the fund's share price. Although the fund invests only in high quality debt securities, any of the fund’s holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

25

  Derivatives risk. Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

  State-specific risk. The fund is subject to the risk that California’s economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

  Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

General New York Municipal Money Market Fund

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a municipal obligation, can cause the obligation’s price to fall, potentially lowering the fund's share price. Although the fund invests only in high quality debt securities, any of the fund’s holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

  Derivatives risk. Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money

26

  market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

  State-specific risk. The fund is subject to the risk that New York’s economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

  Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

27

MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $307 billion in 189 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at an annual rate of 0.50% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving each fund’s management agreement with Dreyfus is available in the fund’s annual report for the fiscal year ended November 30, 2009. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $22.3 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $12.0 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and for the other funds in the Dreyfus Family of Funds. Rule 12b-1 fees and shareholder services fees, as applicable, are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.

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Shareholder Guide

BUYING AND SELLING SHARES

Valuing Shares

You pay no sales charges to invest in Class A shares of a fund.Your price for Class A shares is the net asset value per share (NAV).

The fund’s securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940 in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality and diversification requirements to help maintain the $1.00 share price.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Applicable to General Money Market Fund, General Government Securities Money Market Fund and General Treasury Prime Money Market Fund only:

Your price for fund shares is the fund’s NAV per share for the class of shares you purchase, which is generally calculated twice a day, at 5:00 p.m. and 8:00 p.m. on days the New York Stock Exchange or the fund’s transfer agent is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity.

If an order in proper form is made prior to 3:00 p.m. for General Treasury Prime Money Market Fund, or prior to 5:00 p.m. for the other taxable money market funds, and Federal Funds are received by 6:00 p.m., the shares will be purchased at the NAV determined at 5:00 p.m. and will receive the dividend declared that day. If such an order is made between 3:00 p.m. and 5:00 p.m. for General Treasury Prime Money Market Fund, the order will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution. If an order in proper form is made after 5:00 p.m., but by 8:00 p.m., and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV determined at 8:00 p.m. and will begin to accrue dividends on the next business day.

Applicable to General California Municipal Money Market Fund, General Municipal Money Market Fund and General New York Municipal Money Market Fund only:

Your price for fund shares is the fund’s NAV for the class of shares you purchase, which is generally calculated three times a day, at 12:00 noon, 3:00 p.m. and 8:00 p.m., on days the New York Stock Exchange or the fund’s transfer agent is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity.

If an order in proper form is made prior to 3:00 p.m., and Federal Funds are received by 4:00 p.m., the shares will be purchased at the NAV determined after the order is accepted and will receive the dividend declared that day. If such an order is made after 3:00 p.m., but by 8:00 p.m., and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV determined at 8:00 p.m. and will begin to accrue dividends on the next business day.

All times are Eastern time.

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How to Buy Shares

General Funds are designed primarily for people who are investing through a third party such as a bank, broker-dealer or financial adviser. Third parties with whom you open a fund account may impose policies, limitations and fees which are different than those described herein. The funds offer another class of shares, which is described in a separate prospectus. Third parties purchasing fund shares on behalf of their clients determine which class of shares is suitable for their clients. Consult a representative of your plan or financial institution for further information.

Because the municipal money market funds seek tax-exempt income, they are not recommended for purchase in IRAs or other qualified retirement plans.

By Mail – Regular Accounts. To open a regular account, complete an application and mail it, together with a check payable to The Dreyfus Family of Funds, to:

The Dreyfus Family of Funds
P.O. Box 55299
Boston, MA 02205-5299

To purchase additional shares in a regular account, mail a check payable to The Dreyfus Family of Funds (with your account number on your check), together with an investment slip, to:

The Dreyfus Family of Funds
P.O. Box 105
Newark, NJ 07101-0105

By Mail -- IRA Accounts. To open an IRA account or make additional investments in an IRA account, be sure to specify the fund name and the year for which the contribution is being made. When opening a new account include a completed IRA application, and when making additional investments include an investment slip. Make checks payable to The Dreyfus Family of Funds, and mail to:

The Bank of New York Mellon, Custodian
P.O. Box 55552
Boston, MA 02205-5552

Electronic Check or Wire. To purchase shares in a regular or IRA account by wire or electronic check, please call 1-800-645-6561 (outside the U.S. 516-794-5452) for more information.

Dreyfus TeleTransfer. To purchase additional shares in a regular or IRA account by Dreyfus TeleTransfer, which will transfer money from a pre-designated bank account, request the account service on your application. Call us at 1-800-645-6561 (outside the U.S. 516-794-5452) or visit www.dreyfus.com to request your transaction.

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Automatically. You may purchase additional shares in a regular or IRA account by selecting one of Dreyfus’ automatic investment services made available to the fund on your account application or service application. See “Services for Fund Investors.” In Person. Visit a Dreyfus Financial Center. Please call us for locations.

The minimum initial and subsequent investment for regular accounts is $2,500 and $100, respectively. The minimum initial investment for traditional, spousal and roth IRAs is $750, with no minimum subsequent investment. The minimum initial investment for educational savings accounts is $500, with no minimum subsequent investment. The minimum initial and subsequent investment for Dreyfus automatic investment plans is $100. Investments made through Dreyfus TeleTransfer are subject to a $100 minimum and a $150,000 maximum. All investments must be in U.S. dollars. Third-party checks, cash, travelers’ checks or money orders will not be accepted. You may be charged a fee for any check that does not clear.

How to Sell Shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds of a redemption within a week.

Before selling or writing a check against shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

  if you send a written request to sell such shares, the fund may delay selling shares for up to eight business days following the purchase of those shares the fund will not honor redemption checks, or process wire, telephone, online or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares

By Mail — Regular Account. To redeem shares of a regular account by mail, send a letter of instruction that includes your name, your account number, the name of the fund, the dollar amount to be redeemed and how and where to send the proceeds. Mail your request to:

The Dreyfus Family of Funds
P.O. Box 55263
Boston, MA 02205-5263

By Mail -- IRA Accounts. To redeem shares of an IRA account by mail, send a letter of instruction that includes all of the same information for regular accounts and indicate whether the distribution is qualified or premature and whether the 10% TEFRA should be withheld. Mail your request to:

The Bank of New York Mellon, Custodian
P.O. Box 55552
Boston, MA 02205-5552

A signature guarantee is required for some written sell orders. These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address amounts of $100,000 or more

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A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

Telephone or Online. To sell shares in a regular account, call Dreyfus at 1-800-645-6561 (outside the U.S. 516-794-5452) or visit www.dreyfus.com to request your transaction.

A check will be mailed to your address of record or you may request a wire or electronic check (Dreyfus TeleTransfer). For wires or Dreyfus TeleTransfer, be sure that the fund has your bank account information on file. Proceeds will be wired or sent by electronic check to your bank account.

You may request that redemption proceeds be paid by check and mailed to your address of record (maximum $250,000 per day). You may request that redemption proceeds be sent to your bank by wire (minimum $1,000/maximum $20,000 per day) or by Dreyfus TeleTransfer (minimum $500/maximum $20,000 per day). Holders of jointly registered fund or bank accounts may redeem by wire or through Dreyfus TeleTransfer up to $500,000 within any 30-day period.

Automatically. You may sell shares in a regular account by calling 1-800-645-6561 (outside the U.S. 516-794-5452) for instructions to establish the Dreyfus Automatic Withdrawal Plan. You may sell shares in an IRA account by calling the above number for instructions on the Systematic Withdrawal Plan.

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

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General Policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the funds’ shares could increase the relevant fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved polices and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund reserves the right to:

  refuse any purchase or exchange request

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts

  delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

  “redeem in kind,” or make payments in securities rather than cash, if the amount you are redeeming is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)

Each fund also may process purchase and sale orders and calculate its NAV on days the fund’s primary trading markets are open and the fund’s management determines to do so.

Small Account Policies

To offset the relatively higher costs of servicing smaller accounts, General California Municipal Money Market Fund and General New York Municipal Money Market Fund charge regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year. The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; accounts participating in automatic investment programs; and accounts opened through a financial institution.

With respect to any fund, if your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

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DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Dividends and other distributions paid by the taxable money market funds are subject to federal income tax, and may be subject to state and local taxes (unless you are investing through a tax-advantaged retirement account).

Each municipal money market fund anticipates that virtually all dividends paid to you will be exempt from federal and, as to General California Municipal Money Market Fund, California, and as to General New York Municipal Money Market Fund, New York state and New York city, personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

With respect to General California Municipal Money Market Fund and General New York Municipal Money Market Fund, for California and New York state and city personal income tax purposes, respectively, distributions derived from interest on municipal securities of California and New York issuers, respectively, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to the respective state's personal income taxes.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

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SERVICES FOR FUND INVESTORS

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. If you purchase shares through a third party, the third party may impose different restrictions on these services and privileges, or may not make them available at all. For information, call your financial representative or 1-800-645-6561.

Dreyfus Automatic Asset Builder® permits you to purchase fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

Dreyfus Payroll Savings Plan permits you to purchase fund shares (minimum of $100 per transaction) automatically through a payroll deduction.

Dreyfus Government Direct Deposit permits you to purchase fund shares (minimum of $100 and maximum of $50,000 per transaction) automatically from your federal employment, Social Security or other regular federal government check.

Dreyfus Dividend Sweep permits you to automatically reinvest dividends and distributions from the fund into another Dreyfus Fund (not available for IRAs).

Dreyfus Auto-Exchange Privilege permits you to exchange at regular intervals your fund shares for shares of other Dreyfus Funds.

Dreyfus Automatic Withdrawal Plan permits you to make withdrawals (minimum of $50) on a monthly or quarterly basis, provided your account balance is at least $5,000. Any CDSC will be waived, as long as the amount of any withdrawal does not exceed on an annual basis 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.

Exchange privilege

Generally, you can exchange shares worth $500 or more (no minimum for retirement accounts) into other Dreyfus Funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one. See the SAI for more information regarding exchanges.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus Fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative. Shares held in an IRA or Education Savings Account may not be redeemed through the Dreyfus TeleTransfer privilege.

Account Statements

Every Dreyfus Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Checkwriting privilege

You may write redemption checks against your account in amounts of $500 or more. These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

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Dreyfus Express®
voice-activated account access

You can easily manage your Dreyfus accounts, check your account balances, purchase fund shares, transfer money between your Dreyfus Funds, get price and yield information, and much more, by calling 1-800-645-6561. Certain requests require the services of a representative.

Dreyfus Financial Centers

A full array of investment services and products are offered at Dreyfus Financial Centers. This includes information on mutual funds, brokerage services, tax-advantaged products and retirements planning.

Experienced financial advisers can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find out whether a Financial Center is near you, call 1-800-645-6561.

Retirement Plans

Dreyfus offers a variety of retirement plans, including traditional and Roth IRAs, and Education Savings Accounts. Here’s where you call for information:

  For traditional, rollover and Roth IRAs, and Education Savings Accounts, call 1-800-645-6561

  For SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call 1-800-358-0910

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FINANCIAL HIGHLIGHTS

These financial highlights describe the performance of each of the fund's Class A shares for the fiscal periods indicated. "Total return" shows how much your investment in a fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose reports, along with each fund's financial statements, are included in the annual report, which is available upon request.

_				Year Ended November 30,
General Money Market Fund	2009		2008		2007	2006		2005
Per Share Data ($):
Net asset value, beginning of period	1.00	_	1.00		1.00	1.00		1.00
Investment Operations:	_	_
Investment income--net	.003	_	.027		.045	.042		.023
Distributions:	_	_
Dividends from investment income-	(.003)	_	(.027)		(.045)	(.042)		(.023)
net
Net asset value, end of period	1.00	_	1.00		1.00	1.00		1.00
Total Return (%)	.33	_	2.75		4.64	4.28		2.32
Ratios/Supplemental Data (%):	_	_
Ratio of total expenses to average	.77	_	.76		.79	.78		.79
net assets
Ratio of net expenses to average net	.60	_	.76	a	.79	.78	a	.79
assets
Ratio of net investment income to	.31	_	2.66		4.54	4.18		2.28
average net assets
Net Assets, end of period ($ x 1,000)	1,683,536	_	1,312,626		1,039,268	1,022,572		1,094,031

a Expense waivers and/or reimbursements amounted to less than .01%.

_			Year Ended November 30,

General Government Securities
Money Market Fund	2009		2008	2007	2006	2005
Per Share Data ($):
Net asset value, beginning of period	1.00	_	1.00	1.00	1.00	1.00
Investment Operations:	_	_
Investment income--net	.000	a	.020	.043	.041	.022
Distributions:	_	_
Dividends from investment income-net	(.000)	a	(.020)	(.043)	(.041)	(.022)
Net asset value, end of period	1.00	_	1.00	1.00	1.00	1.00
Total Return (%)	.04	_	2.01	4.44	4.16	2.24
Ratios/Supplemental Data (%):	_	_
Ratio of total expenses to average net assets	.81	_	.81	.78	.80	.79
Ratio of net expenses to average net assets	.52	_	.81 b	.78	.80	.79
Ratio of net investment income to average	.04	_	1.84	4.45	4.06	2.18
net assets
Net Assets, end of period ($ x 1,000)	95,080	_	121,137	66,357	360,382	443,079

a Amount represents less than $.001 per share.
b	Expense waivers and/or reimbursements amounted to less than .01%.

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				Year Ended November 30,
General Treasury Prime Money Market Fund	2009			2008	2007	2006	2005
Per Share Data ($):
Net asset value, beginning of period	1.00			1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000		a	.013	.039	.038	.020
Distributions:
Dividends from investment income--net	(.000)		a	(.013)	(.039)	(.038)	(.020)
Net asset value, end of period	1.00			1.00	1.00	1.00	1.00
Total Return (%)	.00		b	1.28	4.01	3.84	2.00
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.78			.79	1.09	1.05	1.03
Ratio of net expenses to average net assets	.36			.77	.80	.80	.80
Ratio of net investment income to average net assets	.00		b	.55	3.88	3.69	2.08
Net Assets, end of period ($ x 1,000)	52,156		78,293		1,020	2,244	5,375

a Amount represents less than $.001 per share.
b Amount represents less than .01%.

				Year Ended November 30,
General Municipal Money Market Fund	2009		2008		2007	2006	2005
Per Share Data ($):
Net asset value, beginning of period	1.00			1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.004	a		.022	.031	.028	.017
Distributions:
Dividends from investment income--net	(.004)	a	(.022)		(.031)	(.028)	(.017)
Net asset value, end of period	1.00			1.00	1.00	1.00	1.00
Total Return (%)	.37			2.22	3.13	2.87	1.76
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.62			.59	.62	.60	.61
Ratio of net expenses to average net assets	.59			.58	.62 a	.59	.61
Ratio of net investment income to average net assets	.37			2.12	3.09	2.82	1.70
Net Assets, end of period ($ x 1,000)	138,454		151,633		100,344	123,871	136,209

a Expense waivers and/or reimbursements amounted to less than .01%.

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_		Year Ended November 30,
General California Municipal	_				_
Money Market Fund	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.002	.019	.031	.028	.017
Distributions:
Dividends from investment income-net	(.002)	(.019)	(.031)	(.028)	(.017)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.24	1.94	3.12	2.87	1.74
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.62	.58	.58	.58	.59
Ratio of net expenses to average net assets	.58	.57	.58	.58 a	.59 a
Ratio of net investment income to average net assets	.27	1.84	3.07	2.84	1.75
Net Assets, end of period ($ x 1,000)	538,776	901,709	528,101	426,232	327,729

a Expense waivers and/or reimbursements amounted to less than .01%

_		Year Ended November 30,
General New York Municipal	_				_
Money Market Fund	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.004	.021	.030	.028	.017
Distributions:
Dividends from investment income-net	(.004)	(.021)	(.030)	(.028)	(.017)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.37	2.13	3.08	2.79	1.67
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.66	.61	.66	.66	.66
Ratio of net expenses to average net assets	.63	.60	.66	.66	.65
Ratio of net investment income to average net assets	.37	2.01	3.02	2.75	1.66
Net Assets, end of period ($ x 1,000)	290,576	370,719	295,960	280,041	315,824

39

For More Information

General Money Market Fund, Inc.	General California Municipal Money Market Fund
SEC file number: 811-3207	SEC file number: 811-4871
General Government Securities Money Market Fund	General New York Municipal Money Market Fund
General Treasury Prime Money Market Fund,	SEC file number: 811-4870
each a series of General Government Securities Money Market Funds, Inc.
SEC file number: 811-3456
General Municipal Money Market Fund
a series of General Municipal Money Market Funds, Inc.
SEC file number: 811-3481

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year.The fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about a fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

To obtain information:

By telephone Call 1-800-645-6561

By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail Send your request to info@dreyfus.com
On the Internet Certain fund documents can be viewed online or downloaded from:
SEC http://www.sec.gov
Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2010 MBSC Securities Corporation

GEN-P0410A

© 2010 MBSC Securities Corporation

GEN-P0410A

General
Money Market Funds

PROSPECTUS April 1, 2010

Contents

Fund Summary
General Money Market Fund	1
General Government Securities Money Market Fund	4
General Treasury Prime Money Market Fund	7
General Municipal Money Market Fund	10
General California Municipal Money Market Fund	13
General New York Municipal Money Market Fund	16

Fund Details
Goal and Approach	19
Investment Risks	22
Management	28

Shareholder Guide
Buying and Selling Shares	29
Distributions and Taxes	34
Services for Fund Investors	35
Financial Highlights	37

For More Information

See back cover.

Fund Summary

General Money Market Fund

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.50
Distribution and/or service (12b-1) fees	0.20
Other expenses (including shareholder services fees)*	0.33
Total annual fund operating expenses*	1.03

* Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, “Other expenses” would have been 0.36% and “Total annual operating expenses” would have been 1.06%. These fees would have reflected the fund’s participation in the Program for the period from December 19, 2008 through September 18, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$105	$328	$569	$1,259

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund normally invests in a diversified portfolio of high quality, short-term, dollar-denominated debt securities, including securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptance and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches, repurchase agreements, including tri-party agreements, asset-backed securities and domestic and foreign commercial paper and other short-term corporate obligations. Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

  Government securities risk. Not all obligations of the U. S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. Government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury of the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class B shares from year to year. The table shows the average annual total returns of the fund’s Class B shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Best Quarter (Q3, 2000) 1.48% Worst Quarter (Q3, 2009) 0.01%

Average annual total returns
(as of 12/31/09)

1 Year	5 Years	10 Years
0.15%	2.62%	2.41%

For the fund’s current yield, call toll-free 1-800-645-6561.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

In general, the minimum initial investment is $2,500. You may sell your shares on any business day by calling 1-800-645-6561 or by visiting www.dreyfus.com. You may also mail your request to sell shares to The Dreyfus Family of Funds, The Dreyfus Family of Funds, P.O. Box 55263, Boston, MA 02205-5263.

TAX INFORMATION

The fund anticipates that dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

General Government Securities Money Market Fund

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (expenses that you pay each year as percentage of the value of your investment)

Management fees	0.50
Distribution and/or service (12b-1) fees	0.20
Other expenses (including shareholder services fees)*	0.33
Total annual fund operating expenses*	1.03

*Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, “Other expenses” would have been 0.35% and “Total annual operating expenses” would have been 1.05%. These fees would have reflected the fund’s participation in the Program for the period from December 19, 2008 through April 30, 2009.

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$105	$328	$569	$1,259

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements). The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  Government securities risk. Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class B shares from year to year. The table shows the average annual total returns of the fund’s Class B shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Best Quarter (Q3,2000): 1.42%. Worst Quarter (Q4, 2009): 0.00%.

Average annual total returns
(as of 12/31/09)

1 Year	5 Years	10 Years
0.00%	2.37%	2.23%

For the fund’s current yield, call toll-free: 1-800-645-6561

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

In general, the minimum initial investment is $2,500. You may sell your shares on any business day by calling 1-800-645-6561 or by visiting www.dreyfus.com. You may also mail your request to sell shares to The Dreyfus Family of Funds, The Dreyfus Family of Funds, P.O. Box 55263, Boston, MA 02205-5263.

TAX INFORMATION

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

General Treasury Prime Money Market Fund

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (expenses that you pay each year as percentage of the value of your investment)

Management fees	0.50
Distribution and/or service (12b-1) fees	0.20
Other expenses (including shareholder services fees)*	0.34
Total annual fund operating expenses*	1.04

*Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, “Other expenses” would have been 0.35% and “Total annual operating expenses” would have been 1.05%. These fees would have reflected the fund’s participation in the Program for the period from December 19, 2008 through April 30, 2009.

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$106	$331	$574	$1,271

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund normally invests substantially all of its assets in U.S. Treasury securities.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class B shares from year to year. The table shows the average annual total returns of the fund’s Class B shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Best Quarter (Q3,2000): 1.32%. Worst Quarter (Q4, 2009): 0.00%.

Average annual total returns
(as of 12/31/09)

1 Year	5 Years	10 Years
0.00%	2.03%	1.94%

For the fund’s current yield, call toll-free: 1-800-645-6561

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

In general, the minimum initial investment is $2,500. You may sell your shares on any business day by calling 1-800-645-6561 or by visiting www.dreyfus.com. You may also mail your request to sell shares to The Dreyfus Family of Funds, The Dreyfus Family of Funds, P.O. Box 55263, Boston, MA 02205-5263.

TAX INFORMATION

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

General Municipal Money Market Fund

INVESTMENT OBJECTIVE

The fund seeks to maximize current income exempt from federal personal income tax to the extent consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.50
Distribution and/or service (12b-1) fees	0.20
Other expenses (including shareholder services fees)*	0.35
Total annual fund operating expenses**	1.05

*Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, “Other expenses” would have been 0.38% and “Total annual operating expenses” would have been 1.08%. These fees would have reflected the fund’s participation in the Program for the period from December 19, 2008 through September 18, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$107	$334	$579	$1,283

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable shre price. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Although the fund seeks to provide income exempt from federal personal income tax, income from some of its holdings may be subject to the federal alternative minimun tax.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Derivatives risk. Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for instruments may not exist.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class B shares from year to year. The table shows the average annual total returns of the fund’s Class B shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Best Quarter (Q4, 2000) 0.85% Worst Quarter (Q4, 2009) 0.00%

Average annual total returns
(as of 12/31/09)

1 Year	5 Years	10 Years
0.03%	1.68%	1.45%

For the fund’s current yield, call toll-free 1-800-645-6561.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

In general, the minimum initial investment is $2,500. You may sell your shares on any business day by calling 1-800-645-6561 or by visiting www.dreyfus.com. You may also mail your request to sell shares to The Dreyfus Family of Funds, The Dreyfus Family of Funds, P.O. Box 55263, Boston, MA 02205-5263.

TAX INFORMATION

The fund anticipates that virtually all dividends paid will be exempt from federal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

General California Municipal Money Market Fund

INVESTMENT OBJECTIVE

The fund seeks to maximize current income exempt from federal and California state personal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.50
Distribution and/or service (12b-1) fees	0.20
Other expenses (including shareholder services fees)*	0.34
Total annual fund operating expenses*	1.04

*Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, “Other expenses” would have been 0.38% and “Total annual operating expenses” would have been 1.08%. These fees would have reflected the fund’s participation in the Program for the period from December 19, 2008 through September 18, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$106	$331	$574	$1,271

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and California state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal and California state personal income taxes, the fund temporrily may invest in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable California state municipal obligations are not available for investment. In addition, interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Derivatives risk. Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for instruments may not exist.

  State-specific risk. The fund is subject to the risk that California’s economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

  Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class B shares from year to year. The table shows the average annual total returns of the fund’s Class B shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Best Quarter (Q2, 2000) 0.72% Worst Quarter (Q4, 2009) 0.00%

Average annual total returns
(as of 12/31/09)

1 Year	5 Years	10 Years
0.01%	1.59%	1.34%

For the fund’s current yield, call toll-free 1-800-645-6561.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

In general, the minimum initial investment is $2,500. You may sell your shares on any business day by calling 1-800-645-6561 or by visiting www.dreyfus.com. You may also mail your request to sell shares to The Dreyfus Family of Funds, The Dreyfus Family of Funds, P.O. Box 55263, Boston, MA 02205-5263.

TAX INFORMATION

The fund anticipates that virtually all dividends paid will be exempt from federal and California personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

General New York Municipal Money Market Fund

INVESTMENT OBJECTIVE

The fund seeks to maximize current income exempt from federal, New York state and New York city personal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.50
Distribution and/or service (12b-1) fees	0.20
Other expenses (including shareholder services fees*)	0.37
Total annual fund operating expenses*	1.07

*Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, “Other expenses” would have been 0.40% and “Total annual operating expenses” would have been 1.10%. These fees would have reflected the fund’s participation in the Program for the period from December 19, 2008 through September 18, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$109	$340	$590	$1,306

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal, New York state and New York city personal income taxes, the fund temporarily may invest in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable New York state municipal obligations are not available for investment. In addition, interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Derivatives risk. Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for instruments may not exist.

  State-specific risk. The fund is subject to the risk that New York’s economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

  Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class B shares from year to year. The table shows the average annual total returns of the fund’s Class B shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Best Quarter (Q3, 2000) 0.81% Worst Quarter (Q4, 2009) 0.00%

Average annual total returns
(as of 12/31/09)

1 Year	5 Years	10 Years
0.05%	1.65%	1.42%

For the fund’s current yield, call toll-free 1-800-645-6561.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

In general, the minimum initial investment is $2,500. You may sell your shares on any business day by calling 1-800-645-6561 or by visiting www.dreyfus.com. You may also mail your request to sell shares to The Dreyfus Family of Funds, The Dreyfus Family of Funds, P.O. Box 55263, Boston, MA 02205-5263.

TAX INFORMATION

The fund anticipates that virtually all dividends paid will be exempt from federal, New York state and New York city personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Details

GOAL AND APPROACH

General Money Market Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches, repurchase agreements, including tri-party repurchase agreements, asset-backed securities and domestic and foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest.

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations. Generally, the fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating.

The fund is required to maintain an average dollar-weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

General Government Securities Money Market Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements). The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

U.S. government securities are generally considered to be among the highest-quality investments available. By investing in these securities, the fund seeks greater credit safety for investors. In exchange for the level of credit safety offered by U.S. government securities, the fund’s yields may be lower than the yield of money market funds that do not limit their investments to U.S. government securities.

The fund is required to maintain an average dollar-weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

General Treasury Prime Money Market Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its assets in U.S. Treasury securities. The fund is required to maintain an average dollar-weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

General Municipal Money Market Fund

The fund seeks to maximize current income exempt from federal personal income tax to the extent consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax.

The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Generally, the fund is required to invest its assets in the securities of issuers with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Additionally, the fund is required to maintain an average dollar weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

Although the fund seeks to provide income exempt from federal personal income tax, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes acceptable municipal obligations are not available for investment. In addition, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax.

General California Municipal Money Market Fund

The fund seeks to maximize current income exempt from federal and California state personal income tax to the extent consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and California state personal income tax.

The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Generally, the fund is required to invest its assets in the securities of issuers with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Additionally, the fund is required to maintain an average dollar weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

Although the fund seeks to provide income exempt from federal and California state personal income tax, the fund may invest temporarily in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable California municipal obligations are not available for investment. In addition, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax.

General New York Municipal Money Market Fund

The fund seeks to maximize current income exempt from federal , New York state and New York city personal income tax to the extent consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal , New York state and New York city personal income tax.

The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Generally, the fund is required to invest its assets in the securities of issuers with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Additionally, the fund is required to maintain an average dollar weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

Although the fund seeks to provide income exempt from federal , New York state and New York city personal income tax, the fund may invest temporarily in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable New York municipal obligations are not available for investment. In addition, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax.

INVESTMENT RISKS

General Money Market Fund

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. Although the fund invests only in high-quality debt securities, any of the fund’s holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

  Counterparty risk. The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

General Government Securities Money Market Fund

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S.
  Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Counterparty risk. The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

General Treasury Prime Money Market Fund

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

General Municipal Money Market Fund

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a municipal obligation, can cause the obligation’s price to fall, potentially lowering the fund's share price. Although the fund invests only in high quality debt securities, any of the fund’s holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

  Derivatives risk. Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

General California Municipal Money Market Fund

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a municipal obligation, can cause the obligation’s price to fall, potentially lowering the fund's share price. Although the fund invests only in high quality debt securities, any of the fund’s holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

  Derivatives risk. Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

  State-specific risk. The fund is subject to the risk that California’s economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

  Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

General New York Municipal Money Market Fund

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a municipal obligation, can cause the obligation’s price to fall, potentially lowering the fund's share price. Although the fund invests only in high quality debt securities, any of the fund’s holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

  Derivatives risk. Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

  State-specific risk. The fund is subject to the risk that New York’s economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

  Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $307 billion in 189 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at an annual rate of 0.50% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving each fund’s management agreement with Dreyfus is available in the fund’s annual report for the fiscal year ended November 30, 2009. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $22.3 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $12.0 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and for the other funds in the Dreyfus Family of Funds. Rule 12b-1 fees and shareholder services fees, as applicable, are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.

Shareholder Guide

BUYING AND SELLING SHARES

Valuing Shares

Your price for Class B shares is the net asset value per share (NAV).

The fund’s securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940 in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality and diversification requirements to help maintain the $1.00 share price.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Applicable to General Money Market Fund, General Government Securities Money Market Fund and General Treasury Prime Money Market Fund only:

Your price for fund shares is the fund’s NAV per share for the class of shares you purchase, which is generally calculated twice a day, at 5:00 p.m. and 8:00 p.m. on days the New York Stock Exchange or the fund’s transfer agent is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity.

If an order in proper form is made prior to 3:00 p.m. for General Treasury Prime Money Market Fund, or prior to 5:00 p.m. for the other taxable money market funds, and Federal Funds are received by 6:00 p.m., the shares will be purchased at the NAV determined at 5:00 p.m. and will receive the dividend declared that day. If such an order is made between 3:00 p.m. and 5:00 p.m. for General Treasury Prime Money Market Fund, the order will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution. If an order in proper form is made after 5:00 p.m., but by 8:00 p.m., and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV determined at 8:00 p.m. and will begin to accrue dividends on the next business day.

Applicable to General California Municipal Money Market Fund, General Municipal Money Market Fund and General New York Municipal Money Market Fund only:

Your price for fund shares is the fund’s NAV for the class of shares you purchase, which is generally calculated three times a day, at 12:00 noon, 3:00 p.m. and 8:00 p.m., on days the New York Stock Exchange or the fund’s transfer agent is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity.

If an order in proper form is made prior to 3:00 p.m., and Federal Funds are received by 4:00 p.m., the shares will be purchased at the NAV determined after the order is accepted and will receive the dividend declared that day. If such an order is made after 3:00 p.m., but by 8:00 p.m., and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV determined at 8:00 p.m. and will begin to accrue dividends on the next business day.

All times are Eastern time.

How to Buy Shares

General Funds are designed primarily for people who are investing through a third party such as a bank, broker-dealer or financial adviser. Third parties with whom you open a fund account may impose policies, limitations and fees which are different than those described herein. The funds offer another class of shares, which is described in a separate prospectus. Third parties purchasing fund shares on behalf of their clients determine which class of shares is suitable for their clients. Consult a representative of your plan or financial institution for further information.

Because the municipal money market funds seek tax-exempt income, they are not recommended for purchase in IRAs or other qualified retirement plans.

By Mail – Regular Accounts. To open a regular account, complete an application and mail it, together with a check payable to The Dreyfus Family of Funds, to:

The Dreyfus Family of Funds
P.O. Box 55299
Boston, MA 02205-5299

To purchase additional shares in a regular account, mail a check payable to The Dreyfus Family of Funds (with your account number on your check), together with an investment slip, to:

The Dreyfus Family of Funds
P.O. Box 105
Newark, NJ 07101-0105

By Mail -- IRA Accounts. To open an IRA account or make additional investments in an IRA account, be sure to specify the fund name and the year for which the contribution is being made. When opening a new account include a completed IRA application, and when making additional investments include an investment slip. Make checks payable to The Dreyfus Family of Funds, and mail to:

The Bank of New York Mellon, Custodian
P.O. Box 55552
Boston, MA 02205-5552

Electronic Check or Wire. To purchase shares in a regular or IRA account by wire or electronic check, please call 1-800-645-6561 (outside the U.S. 516-794-5452) for more information.

Dreyfus TeleTransfer. To purchase additional shares in a regular or IRA account by Dreyfus TeleTransfer, which will transfer money from a pre-designated bank account, request the account service on your application. Call us at 1-800-645-6561 (outside the U.S. 516-794-5452) or visit www.dreyfus.com to request your transaction.

Automatically. You may purchase additional shares in a regular or IRA account by selecting one of Dreyfus’ automatic investment services made available to the fund on your account application or service application. See “Services for Fund Investors.” In Person. Visit a Dreyfus Financial Center. Please call us for locations.

The minimum initial and subsequent investment for regular accounts is $2,500 and $100, respectively. The minimum initial investment for traditional, spousal and Roth IRAs is $750, with no minimum subsequent investment. The minimum initial investment for educational savings accounts is $500, with no minimum subsequent investment. Investments made through Dreyfus TeleTransfer are subject to a $100 minimum and a $150,000 maximum. All investments must be in U.S. dollars. Third-party checks, cash, travelers’ checks or money orders will not be accepted. You may be charged a fee for any check that does not clear.

How to Sell Shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds of a redemption within a week.

Before selling or writing a check against shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

  if you send a written request to sell such shares, the fund may delay selling shares for up to eight business days following the purchase of those shares the fund will not honor redemption checks, or process wire, telephone, online or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares

By Mail — Regular Account. To redeem shares of a regular account by mail, send a letter of instruction that includes your name, your account number, the name of the fund, the dollar amount to be redeemed and how and where to send the proceeds. Mail your request to:

The Dreyfus Family of Funds
P.O. Box 55263
Boston, MA 02205-5263

By Mail -- IRA Accounts. To redeem shares of an IRA account by mail, send a letter of instruction that includes all of the same information for regular accounts and indicate whether the distribution is qualified or premature and whether the 10% TEFRA should be withheld. Mail your request to:

The Bank of New York Mellon, Custodian
P.O. Box 55552
Boston, MA 02205-5552

A signature guarantee is required for some written sell orders. These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address amounts of $100,000 or more

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

Telephone or Online. To sell shares in a regular account, call Dreyfus at 1-800-645-6561 (outside the U.S. 516-794-5452) or visit www.dreyfus.com to request your transaction.

A check will be mailed to your address of record or you may request a wire or electronic check (Dreyfus TeleTransfer). For wires or Dreyfus TeleTransfer, be sure that the fund has your bank account information on file. Proceeds will be wired or sent by electronic check to your bank account.

You may request that redemption proceeds be paid by check and mailed to your address of record (maximum $250,000 per day). You may request that redemption proceeds be sent to your bank by wire (minimum $1,000) or by Dreyfus TeleTransfer (minimum $500). Holders of joint accounts may redeem by wire or through Dreyfus TeleTransfer for up to $500,000 within any 30-day period.

Automatically. You may sell shares in a regular account by calling 1-800-645-6561 (outside the U.S. 516-794-5452) for instructions to establish the Dreyfus Automatic Withdrawal Plan. You may sell shares in an IRA account by calling the above number for instructions on the Systematic Withdrawal Plan.

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

General Policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the funds’ shares could increase the relevant fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved polices and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund reserves the right to:

  refuse any purchase or exchange request

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts

  delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

  “redeem in kind,” or make payments in securities rather than cash, if the amount you are redeeming is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)

Each fund also may process purchase and sale orders and calculate its NAV on days the fund’s primary trading markets are open and the fund’s management determines to do so.

Small Account Policies

To offset the relatively higher costs of servicing smaller accounts, General California Municipal Money Market Fund and General New York Municipal Money Market Fund charge regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year. The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; accounts participating in automatic investment programs; and accounts opened through a financial institution.

With respect to any fund, if your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Dividends and other distributions paid by the taxable money market funds are subject to federal income tax, and may be subject to state and local taxes (unless you are investing through a tax-advantaged retirement account).

Each municipal money market fund anticipates that virtually all dividends paid to you will be exempt from federal and, as to General California Municipal Money Market Fund, California, and as to General New York Municipal Money Market Fund, New York state and New York city, personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

With respect to General California Municipal Money Market Fund and General New York Municipal Money Market Fund, for California and New York state and city personal income tax purposes, respectively, distributions derived from interest on municipal securities of California and New York issuers, respectively, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to the respective state's personal income taxes.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

SERVICES FOR FUND INVESTORS

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. If you purchase shares through a third party, the third party may impose different restrictions on these services and privileges, or may not make them available at all. For information, call your financial representative or 1-800-645-6561.

Dreyfus Automatic Asset Builder® permits you to purchase fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

Dreyfus Payroll Savings Plan permits you to purchase fund shares (minimum of $100 per transaction) automatically through a payroll deduction.

Dreyfus Government Direct Deposit permits you to purchase fund shares (minimum of $100 and maximum of $50,000 per transaction) automatically from your federal employment, Social Security or other regular federal government check.

Dreyfus Dividend Sweep permits you to automatically reinvest dividends and distributions from the fund into another Dreyfus Fund (not available for IRAs).

Dreyfus Auto-Exchange Privilege permits you to exchange at regular intervals your fund shares for shares of other Dreyfus Funds.

Dreyfus Automatic Withdrawal Plan permits you to make withdrawals (minimum of $50) on a monthly or quarterly basis, provided your account balance is at least $5,000. Any CDSC will be waived, as long as the amount of any withdrawal does not exceed on an annual basis 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.

Exchange privilege

Generally, you can exchange shares worth $500 or more (no minimum for retirement accounts) into other Dreyfus Funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one. See the SAI for more information regarding exchanges.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus Fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative. Shares held in an IRA or Education Savings Account may not be redeemed through the Dreyfus TeleTransfer privilege.

Account Statements

Every Dreyfus Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Checkwriting privilege

You may write redemption checks against your account in amounts of $500 or more. These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Dreyfus Express®
voice-activated account access

You can easily manage your Dreyfus accounts, check your account balances, purchase fund shares, transfer money between your Dreyfus Funds, get price and yield information, and much more, by calling 1-800-645-6561. Certain requests require the services of a representative.

Dreyfus Financial Centers

A full array of investment services and products are offered at Dreyfus Financial Centers. This includes information on mutual funds, brokerage services, tax-advantaged products and retirements planning.

Experienced financial advisers can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find out whether a Financial Center is near you, call 1-800-645-6561.

Retirement Plans

Dreyfus offers a variety of retirement plans, including traditional and Roth IRAs, and Education Savings Accounts. Here’s where you call for information:

  For traditional, rollover and Roth IRAs, and Education Savings Accounts, call 1-800-645-6561

  For SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call 1-800-358-0910

FINANCIAL HIGHLIGHTS

These financial highlights describe the performance of the fund’s Class B shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

		Year Ended November 30,
General Money Market Fund	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.002	.024	.043	.040	.021
Distributions:
Dividends from investment income-net	(.002)	(.024)	(.043)	(.040)	(.021)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.23	2.48	4.40	4.05	2.09
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.06	1.04	1.03	1.02	1.03
Ratio of net expenses to average net assets	.72	1.03	1.02	1.01	1.01
Ratio of net investment income to average net assets	.22	2.43	4.32	3.98	2.06
Net Assets, end of period ($ x 1,000)	11,314,733	9,865,033	9,090,941	8,489,944	7,516,365

				Year Ended November 30,
General Government Securities
Money Market Fund	2009		2008	2007	2006	2005
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000	a	.018	.042	.039	.020
Distributions:
Dividends from investment income-net	(.000)	a	(.018)	(.042)	(.039)	(.020)
Net asset value, end of period	1.00		1.00	1.00	1.00	1.00
Total Return (%)	.01		1.79	4.25	3.95	2.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.05		1.04	1.04	1.03	1.04
Ratio of net expenses to average net assets	.56		1.02	1.01	1.01	1.01
Ratio of net investment income to average net	.01		1.67	4.16	3.89	1.96
assets
Net Assets, end of period ($ x 1,000)	1,701,151		2,172,308	1,426,190	1,089,717	1,061,190

a	Amount represents less than $.001 per share.

			Year Ended November 30,

General Treasury Prime
Money Market Fund	2009		2008	2007	2006	2005
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00	1.00	1.00	1.00
Investment Operations:

Investment income--net	.000	a	.010	.037	.036	.018
Distributions:
Dividends from investment income-net	(.000)	a	(.010)	(.037)	(.036)	(.018)
Net asset value, end of period	1.00		1.00	1.00	1.00	1.00
Total Return (%)	.00	b	1.05	3.80	3.64	1.80
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.05		1.07	1.20	1.20	1.27
Ratio of net expenses to average net assets	.33		.96	1.00	.99	1.00
Ratio of net investment income to average net assets	.00	b	.52	3.60	3.64	1.88
Net Assets, end of period ($ x 1,000)	1,552,954		2,151,350	229,278	73,282	50,027

a Amount represents less than $.001 per share.
b	Amount represents less than .01%.

		Year Ended November 30,
General Municipal
Money Market Fund	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.001	.018	.027	.024	.014
Distributions:
Dividends from investment income--net	(.001)	(.018)	(.027)	(.024)	(.014)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.07	1.80	2.76	2.47	1.38
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.08	1.05	1.05	1.04	1.05
Ratio of net expenses to average net assets	.90	.99	1.00	1.00	.99
Ratio of net investment income to average net assets	.08	1.77	2.72	2.44	1.39
Net Assets, end of period ($ x 1,000)	661,738	773,940	792,283	638,154	667,757

			Year Ended November 30,
General California Municipal
Money Market Fund	2009		2008	2007	2006	2005
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000	a	.015	.027	.024	.013
Distributions:
Dividends from investment income-net	(.000)	a	(.015)	(.027)	(.024)	(.013)
Net asset value, end of period	1.00		1.00	1.00	1.00	1.00
Total Return (%)	.03		1.51	2.69	2.46	1.33
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.08		1.05	1.05	1.05	1.06
Ratio of net expenses to average net assets	.79		1.00	1.00	1.00	1.00
Ratio of net investment income to average net assets	.03		1.49	2.66	2.45	1.44
Net Assets, end of period ($ x 1,000)	71,843		82,638	92,762	78,168	64,598

a Amount represents less than $.001 per share.

			Year Ended November 30,
General New York Municipal
Money Market Fund	2009		2008	2007	2006	2005
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.001		.017	.027	.024	0.13
Distributions:
Dividends from investment income-net	(.001)		(.017)	(.027)	(.024)	(.013)
Net asset value, end of period	1.00		1.00	1.00	1.00	1.00
Total Return (%)	.09		1.73	2.74	2.43	1.32
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.10		1.06	1.08	1.07	1.08
Ratio of net expenses to average net assets	.92		1.00	1.00	1.00	.99
Ratio of net investment income to average net assets	.08		1.65	2.69	2.40	1.46
Net Assets, end of period ($ x 1,000)	159,710		222,877	135,111	77,527	92,293

For More Information

General Money Market Fund, Inc.	General California Municipal Money Market Fund
SEC file number: 811-3207	SEC file number: 811-4871
General Government Securities Money Market Fund	General New York Municipal Money Market Fund
General Treasury Prime Money Market Fund,	SEC file number: 811-4870
each a series of General Government Securities Money Market Funds, Inc.
SEC file number: 811-3456
General Municipal Money Market Fund
a series of General Municipal Money Market Funds, Inc.
SEC file number: 811-3481

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year.The fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about a fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

To obtain information:

By telephone Call 1-800-645-6561

By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
By E-mail Send your request to info@dreyfus.com
On the Internet Certain fund documents can be viewed online or downloaded from:
SEC http://www.sec.gov
Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2010 MBSC Securities Corporation

GEN-P0410B

© 2010 MBSC Securities Corporation

GEN-P0410B

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND
(Class/Ticker: A/GGSXX, B/GSBXX)
GENERAL MONEY MARKET FUND, INC.
(Class/Ticker: A/GMMXX, B/GMBXX)
GENERAL TREASURY PRIME MONEY MARKET FUND
(Class/Ticker: A/GTAXX, B/GTBXX)
GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND
(Class/Ticker: A/GCAXX, B/GENXX)
GENERAL MUNICIPAL MONEY MARKET FUND
(Class/Ticker: A/GTMXX, B/GBMXX)
GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
(Class/Ticker: A/GNMXX, B/GNYXX)

STATEMENT OF ADDITIONAL INFORMATION

APRIL 1, 2010

     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current combined Prospectus for Class A or Class B shares of General Government Securities Money Market Fund (the “Government Money Fund”), General Money Market Fund, Inc. (the “Money Fund”), General Treasury Prime Money Market Fund (the “Treasury Money Fund”), General California Municipal Money Market Fund (the “California Municipal Fund”), General Municipal Money Market Fund (the “National Municipal Fund”) and General New York Municipal Money Market Fund (the “New York Municipal Fund”) (each, a “Fund” and collectively, the “Funds”), dated April 1, 2010, as the Prospectus may be revised from time to time. To obtain a copy of the Prospectus for Class A or Class B shares of a Fund, please call your financial adviser, write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit www.dreyfus.com, or call one of the following numbers:

Call Toll Free 1-800-645-6561
In New York City -- Call 1-718-895-1396
Outside the U.S. -- Call 516-794-5452

     The most recent Annual and Semi-Annual Report to Shareholders of each Fund are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and reports of the independent registered public accounting firm appearing in the Annual Report are incorporated by reference into this Statement of Additional Information. When requesting a copy of this Statement of Additional Information, you will receive the report(s) for the Fund(s) in which you are a shareholder.

     Each Fund is a separate investment portfolio with operations and results that are unrelated to those of each other Fund. The Government Money Fund and the Treasury Money Fund are separate series of General Government Securities Money Market Funds, Inc. (the “Government Company”). The National Municipal Fund is a series of General Municipal Money Market Funds, Inc. (the “Municipal Company”). This combined Statement of Additional Information has been provided for your convenience to provide you with the opportunity to consider six investment choices in one document.

DESCRIPTION OF THE FUNDS

     Each of the Government Company, the Money Fund and the Municipal Company is a Maryland corporation formed on April 8, 1982, April 8, 1982 and May 15, 1981, respectively. Each of the California Municipal Fund and the New York Municipal Fund is a Massachusetts business trust that commenced operations on March 10, 1987 and December 2, 1986, respectively.

     Each Fund is an open-end management investment company, known as a money market mutual fund. Each of the Government Money Fund, the Money Fund, the Treasury Money Fund and the National Municipal Fund is a diversified fund, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer, nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities). Each other Fund is a non-diversified fund, which means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the “1940 Act”).

     The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as each Fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”) is the distributor of each Fund’s shares.

Certain Portfolio Securities

     The following information supplements and should be read in conjunction with the Funds’ Prospectus.

     U.S. Government Securities. (Government Money Fund, Money Fund and Treasury Money Fund) The Treasury Money Fund normally invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in U.S. Treasury securities. The Government Money Fund normally invests at least 80% of the value of its net assets (plus any borrowings for investment purposes), and the Money Fund may invest, in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. U.S. Government securities include Treasury securities that differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

     Repurchase Agreements. (Government Money Fund and Money Fund) Each of these Funds may enter into repurchase agreements. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price. The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. The Fund’s custodian or sub-custodian engaged in connection with tri-party repurchase agreement transactions will have custody of, and will segregate, securities acquired by such Fund under a repurchase agreement. In connection with its third-party repurchase transactions, the Fund will engage only eligible sub-custodians that meet the requirements set forth in section 17(f) of the 1940 Act. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (“SEC”) to be loans by the Fund entering into them. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. Each of these Funds may engage in repurchase agreement transactions that are collateralized by U.S. Government securities (which are deemed to be “collateralized fully” pursuant to the 1940 Act) or collateralized by securities other than U.S. Government securities, such as corporate bonds, asset-backed securities and privately-issued mortgage-related securities, of investment grade or below investment grade credit quality (“corporate collateral”). Transactions that are collateralized fully enable the Fund to look to the collateral for diversification purposes under the 1940 Act. Conversely, transactions secured with credit collateral require the Fund to look to the counterparty to the repurchase agreement for determining diversification. Because credit collateral is subject to certain credit and liquidity risks that U.S. Government securities are not subject to, the amount of collateral posted in excess of the principal value of the repurchase agreement is expected to be higher in the case of repurchase agreements secured with U.S Government securities. Fixed income securities rated Baa/BBB or higher by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings (“Fitch”) are known as investment grade bonds. Investment grade and below investment grade bonds involve degrees of credit risk, which relate to the likelihood that the bond issuer will pay interest and repay principal on a timely basis. Fixed income securities rated Ba/BB or lower by Moody’s, S&P and Fitch are regarded as below investment grade (i.e., “junk” bonds) and are considered speculative in terms of the issuer’s creditworthiness. Up to 20% of the value of Government Money Fund’s net assets may consist of repurchase agreements collateralized by corporate collateral. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will require that additional securities be deposited with it if the value of the securities purchased should decrease below the resale price.

     Bank Obligations. (Money Fund) The Money Fund may purchase certificates of deposit, time deposits, bankers’ acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

     Certificates of deposit (“CDs”) are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits (“TDs”) are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

     Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

     As a result of Federal and state laws and regulations, domestic banks whose CDs may be purchased by the Fund are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness. Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the “FDIC”). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Money Fund are insured by the Bank Insurance Fund administered by the FDIC (although such insurance may not be of material benefit to the Fund, depending upon the principal amount of the CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

     Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements as apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

     Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

     In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states (“State Branches”) may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal or State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

     In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, the Manager carefully evaluates such investments on a case-by-case basis.

     The Fund may purchase CDs issued by banks, savings and loan associations and similar thrift institutions with less than $1 billion in assets, the deposits of which are insured by the FDIC, provided the Fund purchases any such CD in a principal amount of no more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. The Fund will not own more than one such CD per such issuer.

     Commercial Paper. (Money Fund) The Money Fund may purchase commercial paper consisting of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Fund may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes) issued by domestic and foreign corporations, including banks.

     Floating and Variable Rate Obligations. (Money Fund) The Money Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days’ notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

     Participation Interests. (Money Fund) The Money Fund may purchase from financial institutions participation interests in securities in which the Fund may invest. A participation interest gives the Fund an undivided interest in the security in the proportion that the Fund’s participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, the Manager must have determined that the instrument is of comparable quality to those instruments in which the Fund may invest.

     Asset-Backed Securities. (Money Fund) The Money Fund may purchase asset-backed securities, which are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.

     Municipal Obligations. (California Municipal Fund, National Municipal Fund and New York Municipal Fund (collectively, the “Municipal Funds”)) As a fundamental policy, each Municipal Fund normally invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in debt securities issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal and, with respect to the California Municipal Fund and New York Municipal Fund, California State and New York State and New York City,

respectively, personal income taxes (collectively, “Municipal Obligations”). Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal Obligations bear fixed, floating or variable rates of interest.

     With respect to the National Municipal Fund, for the purpose of diversification under the 1940 Act, the identification of the issuer of Municipal Obligations depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guaranty would be considered a separate security and will be treated as an issue of such government or other entity.

     The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation and rating of the issue.

     Municipal Obligations include certain private activity bonds (a type of revenue bond), the income from which is subject to the alternative minimum tax (“AMT”). Each Municipal Fund may invest without limitation in such Municipal Obligations if the Manager determines that their purchase is consistent with the Municipal Fund’s investment objective.

Certain Tax Exempt Obligations. (Municipal Funds) Each Municipal Fund may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days’ notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amount borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Municipal Obligations.

Derivative Products. (Municipal Funds) Each Municipal Fund may purchase various derivative products whose value is tied to underlying Municipal Obligations. A Municipal Fund will purchase only those derivative products that are consistent with its investment objective and policies and comply with the quality, maturity and diversification standards of Rule 2a-7 under the 1940 Act. The principal types of derivative products are described below.

     (1) Tax Exempt Participation Interests. Tax exempt participation interests (such as industrial development bonds and municipal lease/purchase agreements) give the Fund an undivided interest in a Municipal Obligation in the proportion that the Fund’s participation interest bears to the total principal amount of the Municipal Obligation. Participation interests may have fixed, floating or variable rates of interest, and are frequently backed by an irrevocable letter of credit or guarantee of a bank.

     (2) Tender Option Bonds. Tender option bonds grant the holder an option to tender an underlying Municipal Obligation at par plus accrued interest at specified intervals to a financial institution that acts as a liquidity provider. The holder of a tender option bond effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate.

     (3) Custodial Receipts. In a typical custodial receipt arrangement, an issuer of a Municipal Obligation deposits it with a custodian in exchange for two classes of custodial receipts. One class has the characteristics of a typical auction rate security, where at specified intervals its interest rate is adjusted and ownership changes. The other class’s interest rate also is adjusted, but inversely to changes in the interest rate of the first class.

     (4) Structured Notes. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, therefore, may not have an active trading market. When the Fund purchases a structured note, it will make a payment of principal to the counterparty. Some structured notes have a guaranteed repayment of principal while others place a portion (or all) of the principal at risk. The possibility of default by the counterparty or its credit provider may be greater for structured notes than for other types of money market instruments.

Ratings of Municipal Obligations. (Municipal Funds) Each Municipal Fund may invest only in those Municipal Obligations which are rated in one of the two highest rating categories for debt obligations by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined by the Manager in accordance with procedures established by the Fund’s Board.

     The average distribution of each Municipal Fund’s investments (at value) in Municipal Obligations (including notes) by ratings as of the fiscal year ended November 30, 2009, computed on a monthly basis, was as follows:

						Percentage of Value
					California	National	New York
Fitch		Moody’s		S&P	Municipal	Municipal	Municipal
	or		or		Fund	Fund	Fund

F1+/F1		VMIG1/MIG1, P1		SP1+/SP1, A1+/A1	95.9%	92.1%	84.5%
F2+/F2		VMIG2/MIG2, P2		SP2+/SP2	--	0.6%	--
AAA/AA		Aaa/Aa		AAA/AA	2.9%	1.5%	2.3%
Not Rated		Not Rated		Not Rated	1.2%	5.8%	13.2%
					100.0%	100.0%	100.0%

     If, subsequent to its purchase by a Fund, (a) an issue of rated Municipal Obligations ceases to be rated in the highest rating category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or the Fund’s Board determines that it is no longer of comparable quality or (b) the Manager becomes aware that any portfolio security not so highly rated or any unrated security has been given a rating by any rating organization below the rating organization’s second highest rating category, the Fund’s Board will reassess promptly whether such security presents minimal credit risk and will cause the Fund to take such action as it determines is in the best interest of the Fund and its shareholders; provided that the reassessment required by clause (b) is not required if the portfolio security is disposed of or matures within five business days of the Manager becoming aware of the new rating and the Fund’s Board is subsequently notified of the Manager’s actions.

     To the extent that the ratings given by Moody’s, S&P or Fitch (collectively, the “Rating Agencies”) for Municipal Obligations may change as a result of changes in such organizations or their rating systems, each Fund will attempt to use comparable ratings as standards for its investments in accordance with its stated investment policies described in the Funds’ Prospectus and this Statement of Additional Information. The ratings of the Rating Agencies represent their opinions as to the quality of the Municipal Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will evaluate these securities and the creditworthiness of the issuers of such securities.

     Taxable Investments. (Municipal Funds) From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund’s net assets) or for temporary defensive purposes, each Municipal Fund may invest in taxable short-term investments (“Taxable Investments”) consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of a Rating Agency; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-2 by Moody’s, A-2 by S&P or F-2 by Fitch; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of $1 billion or more; time deposits; bankers’ acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. Dividends paid by the Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. See “Dividends, Distributions and Taxes.” Except for temporary defensive purposes, at no

Included in the Not Rated category are securities which, while not rated, have been determined by the Manager to be of comparable quality to securities in the VMIG1/MIG1 or SP-1+/SP-1 rating categories.

time will more than 20% of the value of the Fund’s net assets be invested in Taxable Investments. If the Fund purchases Taxable Investments, it will value them using the amortized cost method and comply with the provisions of Rule 2a-7 relating to purchases of taxable instruments. When the California Municipal Fund or the New York Municipal Fund has adopted a temporary defensive position, including when acceptable California or New York Municipal Obligations, respectively, are unavailable for investment by the relevant Fund, in excess of 20% of the Fund’s net assets may be invested in securities that are not exempt from California or New York State and New York City income taxes, respectively. Under normal market conditions, each Municipal Fund anticipates that not more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.

     Investment Companies. (Municipal Funds) Each Fund may invest in securities issued by other investment companies. Under the 1940 Act, the Fund’s investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets in the aggregate. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses that the Fund bears directly in connection with its own operations. The Fund also may invest its uninvested cash reserves in shares of one or more money market funds advised by the Manager. Such investments will not be subject to the limitations described above.

     Illiquid Securities. (All Funds) Each Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund’s investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund’s net assets could be adversely affected.

Investment Techniques

     In addition to the principal investment strategies discussed in the Funds’ Prospectus, the Funds also may engage in the investment techniques described below.

     Borrowing Money. (All Funds) Each Municipal Fund is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. Each Municipal Fund currently intends to, and each other Fund may, borrow money from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of the value of a Fund’s total assets, the Fund will not make any additional investments.

     Stand-By Commitments. (Municipal Funds) Each Municipal Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund’s option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. A Municipal Fund will acquire stand-by commitments solely to facilitate its portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The Fund may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Obligation and similarly decreasing such security’s yield to investors. Gains realized in connection with stand-by commitments will be taxable.

     Forward Commitments. (Municipal Funds) Each Municipal Fund may purchase Municipal Obligations and other securities on a forward commitment, when-issued or delayed-delivery basis, which means that delivery and payment take place in the future after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment, when-issued or delayed-delivery security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. A Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. Each Municipal Fund will segregate permissible liquid assets at least equal at all times to the amount of its purchase commitments.

     Municipal Obligations and other securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose a Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when a Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund’s net assets and its net asset value per share.

Certain Investment Considerations and Risks

     General. Each Fund attempts to increase yields by trading to take advantage of short-term market variations. This policy is expected to result in high portfolio turnover but should not adversely affect the Funds since the Funds usually do not pay brokerage commissions when purchasing short-term obligations. The value of the portfolio securities held by a Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its purchase cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.

     Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Each Fund seeks to maintain a stable $1.00 share price.

     Bank Securities. (Money Fund) To the extent the Money Fund’s investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank’s lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund’s shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. The Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of high quality.

     Foreign Securities. (Money Fund) Since the Money Fund’s portfolio may contain U.S. dollar denominated securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign subsidiaries and foreign branches of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Fund may be subject to additional investment risks with respect to those securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of foreign withholding taxes on interest income payable on the securities, establishment of exchange controls or adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

     Investing in Municipal Obligations. (Municipal Funds) Each Municipal Fund may invest more than 25% of the value of its total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects. As a result, each Municipal Fund may be subject to greater risk as compared to a municipal money market fund that does not follow this practice.

     Certain municipal lease/purchase obligations in which the Municipal Funds may invest may contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, the Manager will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property.

     Certain provisions in the Internal Revenue Code of 1986, as amended (the “Code”), relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Obligations available for purchase by the Fund and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in the Fund. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Obligations for investment by the Fund so as to adversely affect Fund shareholders, the Fund would reevaluate its investment objective and policies and submit possible changes in the Fund’s structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable, the Municipal Funds would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.

     Investing in California Municipal Obligations. (California Municipal Fund) Since the California Municipal Fund is concentrated in securities issued by California or entities within California, an investment in the Fund may involve greater risk than investments in certain other types of money market funds. You should consider carefully the special risks inherent in the Fund’s investment in California Municipal Obligations. You should review the information in “Appendix C” which provides a brief summary of special investment considerations and risk factors relating to investing in California Municipal Obligations.

     Investing in New York Municipal Obligations. (New York Municipal Fund) Since the New York Municipal Fund is concentrated in securities issued by New York or entities within New York, an investment in the Fund may involve greater risk than investments in certain other types of money market funds. You should consider carefully the special risks inherent in the Fund’s investment in New York Municipal Obligations. You should review the information in “Appendix D” which provides a brief summary of special investment considerations and risk factors relating to investing in New York Municipal Obligations.

     Certain Investments. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which The Bank of New York Mellon Corporation, the Manager’s parent company, has a lending relationship.

Investment Restrictions

     Government Money Fund. Under normal circumstances, the Government Money Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements) collateralized by such securities. The Fund has adopted a policy to provide its shareholders with at least 60 days’ prior notice of any change in its policy to so invest its assets.

     The Government Money Fund’s investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting shares. In addition, the Government Money Fund has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restrictions numbered 11 and 12 are not fundamental policies and may be changed by vote of a majority of the Fund’s Board members at any time. The Government Money Fund may not:

     1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

     2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund’s total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund’s total assets, the Fund will not make any additional investments.

3. Sell securities short or purchase securities on margin.

4. Write or purchase put or call options.

5. Underwrite the securities of other issuers.

     6. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

     7. Make loans to others (except through the purchase of debt obligations referred to in the Fund’s Prospectus and this Statement of Additional Information).

8. Invest in companies for the purpose of exercising control.

     9. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     10. Invest more than 25% of its assets in the securities of issuers in any industry, provided that there shall be no limitation on investments in obligations issued or guaranteed as to principal and interest by the U.S. Government.

     11. Pledge, mortgage, hypothecate or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

     12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund’s net assets would be so invested.

* * * * *

     Treasury Money Fund. Under normal circumstances, the Treasury Money Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury securities. The Fund has adopted a policy to provide its shareholders with at least 60 days’ prior notice of any change in its policy to so invest its assets.

     The Treasury Money Fund’s investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting shares. In addition, the Treasury Money Fund has adopted investment restrictions numbered 1 through 9 as fundamental policies. Investment restrictions numbered 10 and 11 are not fundamental policies and may be changed by vote of a majority of the Fund’s Board members at any time. The Treasury Money Fund may not:

1. Invest in commodities.

     2. Borrow money, except for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund’s total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund’s total assets, the Fund will not make any additional investments.

3. Purchase or sell securities on margin.

4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act).

     5. Act as underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

     6. Purchase, hold or deal in real estate, or oil, gas, or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest in or deal in real estate.

7. Make loans to others, except through the purchase of debt obligations.

     8. Invest more than 5% of its assets in the obligations of any one issuer, except that up to 25% of the value of the Fund’s total assets may be invested without regard to any such limitations. This restriction does not apply to the purchase of U.S. Government securities.

     9. Invest more than 25% of its assets in the securities of issuers in any industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government.

     10. Pledge, mortgage, hypothecate or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

11. Enter into repurchase agreements.

* * * * *

     Money Fund. The Money Fund’s investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting shares. In addition, the Money Fund has adopted investment restrictions numbered 1 through 12 as fundamental policies. Investment restriction number 13 is not a fundamental policy and may be changed by vote of a majority of the Fund’s Board members at any time. The Money Fund may not:

     1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds (except through the purchase of debt obligations referred to in the Fund’s Prospectus and this Statement of Additional Information).

     2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund’s total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund’s total assets, the Fund will not make any additional investments.

     3. Pledge its assets, except in an amount up to 15% of the value of its total assets but only to secure borrowings for temporary or emergency purposes.

4. Sell securities short.

5. Write or purchase put or call options.

6. Underwrite the securities of other issuers.

     7. Purchase or sell real estate investment trust securities, commodities, or oil and gas interests.

     8. Make loans to others (except through the purchase of debt obligations referred to in the Fund’s Prospectus and this Statement of Additional Information).

     9. Invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the commercial paper of any one issuer. Notwithstanding the foregoing, to the extent required by the rules of the SEC, the Fund will not invest more than 5% of its assets in the obligations of any one bank.

     10. Invest less than 25% of its assets in securities issued by banks or invest more than 25% of its assets in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

11. Invest in companies for the purpose of exercising control.

     12. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     13. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund’s net assets would be so invested.

* * * * *

     California Municipal Fund. The California Municipal Fund’s investment objective, and its policy to normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in California Municipal Obligations (or other instruments with similar economic characteristics), are fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting shares. In addition, the California Municipal Fund has adopted investment restrictions numbered 1 through 5 as fundamental policies.

Investment restrictions numbered 6 through 10 are not fundamental policies and may be changed by vote of a majority of the Fund’s Board members at any time. The California Municipal Fund may not:

     1. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund’s total assets).

     2. Act as underwriter of securities of other issuers, except (i) the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available, and (ii) to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

     3. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

     4. Lend any security or make loans to others if, as a result, more than 33-1/3% of its total assets would be lent to others, except that this limitation does not apply to the purchase of qualified debt obligations and the entry into repurchase agreements.

     5. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Obligations and, for temporary defensive purposes, securities issued by domestic banks and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

6. Sell securities short or purchase securities on margin.

7. Invest in companies for the purpose of exercising control.

     8. Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

     9. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

     10. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund’s net assets would be so invested.

* * * * *

     National Municipal Fund. The National Municipal Fund’s investment objective, and its policy to normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Obligations (or other instruments with similar economic characteristics), are fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting shares. In addition, the National Municipal Fund has adopted investment restrictions numbered 1 through 7 as fundamental policies. Investment restrictions numbered 8 through 12 are not fundamental policies and may be changed by vote of a majority of the Fund’s Board members at any time. The National Municipal Fund may not:

     1. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund’s total assets).

     2. Act as underwriter of securities of other issuers, except (i) the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available, and (ii) to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

     3. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

     4. Lend any security or make loans to others if, as a result, more than 33-1/3% of its total assets would be lent to others, except that this limitation does not apply to the purchase of qualified debt obligations and the entry into repurchase agreements.

     5. Invest more than 25% of its assets in the securities of issuers in any single industry; provided that there shall be no limitation on the purchase of Municipal Obligations and, for defensive purposes, securities issued by banks and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     6. Purchase more than 10% of the voting securities of any issuer. This restriction applies only with respect to 75% of the Fund’s total assets.

     7. Invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the Fund’s total assets may be invested, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased, without regard to any such limitations. Notwithstanding the foregoing, to the extent required by the rules of the SEC, the Fund will not invest more than 5% of its assets in the obligations of any one bank, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such limitation.

     8. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and in connection with the purchase of securities on a when-issued or forward commitment basis.

9. Sell securities short or purchase securities on margin.

10. Invest in companies for the purpose of exercising control.

     11. Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

     12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund’s net assets would be so invested.

* * * * *

     New York Municipal Fund. The New York Municipal Fund’s investment objective, and its policy to normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in New York Municipal Obligations (or other instruments with similar economic characteristics), are fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting shares. In addition, the New York Municipal Fund has adopted investment restrictions numbered 1 through 5 as fundamental policies. Investment restrictions numbered 6 through 10 are not fundamental policies and may be changed by vote of a majority of the Fund’s Board members at any time. The New York Municipal Fund may not:

     1. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund’s total assets).

     2. Act as underwriter of securities of other issuers, except (i) the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available, and (ii) to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

     3. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

     4. Lend any security or make loans to others if, as a result, more than 33-1/3% of its total assets would be lent to others, except that this limitation does not apply to the purchase of qualified debt obligations and the entry into repurchase agreements.

     5. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Obligations and, for temporary defensive purposes, securities issued by domestic banks and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

6. Sell securities short or purchase securities on margin.

7. Invest in companies for the purpose of exercising control.

     8. Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

     9. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

     10. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund’s net assets would be so invested.

* * * * *

     Municipal Funds. For purposes of investment restriction No. 5 for each Municipal Fund, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an industry.

     All Funds. If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction. With respect to investment restriction No. 1 for each Municipal Fund, however, if borrowings exceed 33-1/3% of the value of a Municipal Fund’s total assets as a result of a change in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

MANAGEMENT OF THE FUNDS

     Each Fund’s Board is responsible for the management and supervision of the Fund, and approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

The Dreyfus Corporation	Investment Adviser
MBSC Securities Corporation	Distributor
Dreyfus Transfer, Inc	Transfer Agent
The Bank of New York Mellon	Custodian

     Board members of each Fund, together with information as to their positions with the Fund, principal occupations and other board memberships and affiliations, are shown below.

Board Members of the Funds1

Name (Age)	Principal Occupation
Position with the Funds (Since)	During Past 5 Years	Other Board Memberships and Affiliations
Joseph S. DiMartino (66)	Corporate Director and Trustee	The Muscular Dystrophy Association, Director
Chairman of the Board		CBIZ (formerly, Century Business Services, Inc.),
(1995) – All Funds		a provider of outsourcing functions for small
and medium size companies, Director
The Newark Group, a provider of a national
market of paper recovery facilities, paperboard
mills and paperboard converting plants,
Director

Clifford L. Alexander, Jr. (76)	President of Alexander &	Mutual of America Life Insurance Company,
Board Member	Associates, Inc., a	Director
(1981) – Money Fund	management consulting firm
(1982) – Municipal Company and	(January 1981 – present)
Government Company
(1986) – California Municipal
Fund and New York
Municipal Fund

David W. Burke (73)	Corporate Director and Trustee	John F. Kennedy Library Foundation, Director
Board Member
(2007) – All Funds

Peggy C. Davis (67)	Shad Professor of Law,	None
Board Member	New York University School
(1990) – All Funds	of Law (1983 – present)
Writer and teacher in the fields
of evidence, constitutional
theory, family law, social
sciences and the law, legal
process and professional
methodology and training

Diane Dunst (70)	President, Huntting House	None
Board Member	Antiques
(2007) – All Funds

Ernest Kafka (77)	Physician engaged in private	None
Board Member	practice specializing in the
(1981) – Money Fund	psychoanalysis of adults and
(1982) – Municipal Company and	adolescents (1962-present)
Government Company	Instructor, The New York
(1986) – California Municipal	Psychoanalytic Institute
Fund and New York	(1981 – present)
Municipal Fund

[1] None of the Board members are “interested persons” of the Funds, as defined in the 1940 Act.

Name (Age)	Principal Occupation
Position with the Funds (Since)	During Past 5 Years	Other Board Memberships and Affiliations
Nathan Leventhal (67)	Commissioner,	Movado Group, Inc., Director
Board Member	NYC Planning Commission	Mayor’s Committee on Appointments, Chairman
(1989) – All Funds	(March 2007- Present)
Chairman, Avery Fisher Artist
Program
(November 1997 – present)

Warren B. Rudman (79)	Co-Chairman, Albright	Boston Scienftific, Director
Board Member	Stonebridge Group,	D.B Zwirn & Co., Vice Chairman of the
(2007) – All Funds	Of Counsel to (from January	International Advisory Board
1993 to December 31, 2003,
Partner in) the law firm Paul,
Weiss, Rifkind, Wharton &
Garrison, LLP

     Board members are elected to serve for an indefinite term. Each Fund has standing audit, nominating and compensation committees, each comprised of its Board members who are not “interested persons” of the Fund, as defined in the 1940 Act. The function of the audit committee is (i) to oversee the Fund’s accounting and financial reporting processes and the audits of the Fund’s financial statements and (ii) to assist in the Board’s oversight of the integrity of the Fund’s financial statements, the Fund’s compliance with legal and regulatory requirements and the independent registered public accounting firm’s qualifications, independence and performance. Each Fund’s nominating committee is responsible for selecting and nominating all persons as members of the Board for election or appointment by the Board and for election by shareholders. In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors listed in the nominating committee charter, including character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the Fund and its shareholders. The nominating committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Fund, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166, which includes information regarding the recommended nominee as specified in the nominating committee charter. The function of the compensation committee is to establish the appropriate compensation for serving on the Board. Each Fund also has a standing evaluation committee comprised of any one Board member. The function of the evaluation committee is to assist in valuing the Fund’s investments. The audit committee met four times during the fiscal year ended November 30, 2009. The pricing, nominating and compensation committees had no meetings during the last fiscal year.

     The table below indicates the dollar range of each Board member’s ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2009.

	California		Treasury
	Municipal	Government	Money
Name of Board Member	Fund	Money Fund	Fund	Money Fund

Joseph S. DiMartino	None	None	None	None
Clifford L. Alexander, Jr.	None	None	None	None
David W. Burke	None	None	None	None
Peggy C. Davis	None	None	None	None
Diane Dunst	None	None	None	None
Ernest Kafka	None	None	None	None
Nathan Leventhal	None	None	None	None
Warren B. Rudman	None	None	None	None

Aggregate Holding
of Funds in the
Dreyfus Family of
Funds for which
	National	New York	Responsible as a
Name of Board Member	Municipal Fund	Municipal Fund	Board Member

Joseph S. DiMartino	None	None	Over $100,000
Clifford L. Alexander, Jr.	None	None	None
David W. Burke	None	None	None
Peggy C. Davis	None	None	$10,001 - $50,000
Diane Dunst	None	$1 - $10,000	$1 - $10,000
Ernest Kafka	None	None	None
Nathan Leventhal	None	None	$10,001 - $50,000
Warren B. Rudman	None	None	None

     As of December 31, 2009, none of the Board members or their immediate family members owned securities of the Manager, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

     Each Fund currently pays its Board members its allocated portion of an annual retainer fee of $90,000; a single combined per meeting fee of $12,000 for in-person Board meetings of all Funds and any Committee meeting(s) held in conjunction with any such Board meeting(s); a single combined per meeting fee of $6,000 for in-person Board meetings of less than all Funds and any Committee meeting(s) held in conjunction with any such Board meeting(s); a per meeting fee of $6,000 for any in-person Committee meeting held separately from an in-person Board meeting; and a per meeting fee of $2,000 for any telephonic Board or Committee meeting, for the Fund and 11 other funds (comprised of 18 portfolios) in the Dreyfus Family of Funds, and reimburses them for these expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members generally are entitled to receive one-half of the Fund’s then effective annual retainer fee at the time the Board member achieves emeritus status and a per meeting fee of one-half the amount in effect for

Board members. The aggregate amount of compensation paid to each Board member by each Fund for the fiscal year ended November 30, 2009, and by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member’s total compensation) for the year ended December 31, 2009, is set forth below:

	Aggregate	Total Compensation From
	Compensation	the Funds and Fund Complex
Name of Board Member and Fund	From the Fund*	Paid to Board Member(**)

Joseph S. DiMartino		$873,427 (192)

Government Money Fund/	$20,822
Treasury Money Fund
Money Fund	$65,732
California Municipal Fund	$ 4,423
National Municipal Fund	$ 4,638
New York Municipal Fund	$ 2,694

Clifford L. Alexander, Jr.		$266,090 (55)

Government Money Fund/	$16,531
Treasury Money Fund
Money Fund	$52,656
California Municipal Fund	$ 3,503
National Municipal Fund	$ 3,710
New York Municipal Fund	$ 2,133

David W. Burke		$395,190 (95)

Government Money Fund/	$16,531
Treasury Money Fund
Money Fund	$52,656
California Municipal Fund	$ 3,503
National Municipal Fund	$ 3,170
New York Municipal Fund	$ 2,133

Peggy C. Davis		$242,090 (58)

Government Money Fund/	$16,531
Treasury Money Fund
Money Fund	$52,656
California Municipal Fund	$ 3,503
National Municipal Fund	$ 3,170
New York Municipal Fund	$ 2,133

	Aggregate	Total Compensation From
	Compensation	the Funds and Fund Complex
Name of Board Member and Fund	From the Fund*	Paid to Board Member(**)

Diane Dunst		$105,590 (22)

Government Money Fund/	$16,531
Treasury Money Fund
Money Fund	$52,656
California Municipal Fund	$ 3,503
National Municipal Fund	$ 3,170
New York Municipal Fund	$ 2,133

Ernest Kafka		$105,090 (22)

Government Money Fund/	$16,531
Treasury Money Fund
Money Fund	$52,656
California Municipal Fund	$ 3,503
National Municipal Fund	$ 3,170
New York Municipal Fund	$ 2,133

Nathan Leventhal		$188,471 (22)

Government Money Fund/	$16,531
Treasury Money Fund
Money Fund	$52,656
California Municipal Fund	$ 3,503
National Municipal Fund	$ 3,170
New York Municipal Fund	$ 2,133

Jay I. Meltzer***		$52,795 (22)

Government Money Fund/	$ 8,267
Treasury Money Fund
Money Fund	$26,327
California Municipal Fund	$ 1,751
National Municipal Fund	$ 1,855
New York Municipal Fund	$ 1,067

Daniel Rose***		$140,391 (39)

Government Money Fund/	$15,442
Treasury Money Fund
Money Fund	$48,643
California Municipal Fund	$ 3,296
National Municipal Fund	$ 3,456
New York Municipal Fund	$ 1,993

	Aggregate	Total Compensation From
	Compensation	the Funds and Fund Complex
Name of Board Member and Fund	From the Fund*	Paid to Board Member(**)

Warren B. Rudman		$130,590 (33)

Government Money Fund/	$13,737
Treasury Money Fund
Money Fund	$44,093
California Municipal Fund	$ 2,929
National Municipal Fund	$ 3,107
New York Municipal Fund	$ 1,790

Sander Vanocur***		$76,091 (39)

Government Money Fund/	$ 8,267
Treasury Money Fund
Money Fund	$26,327
California Municipal Fund	$ 1,751
National Municipal Fund	$ 1,855
New York Municipal Fund	$ 1,067

*	Amount does not include the cost of office space, secretarial services and health benefits for the Chairman and expenses reimbursed to Board members for attending Board meetings, which in the aggregate amounted to
$10,880 for the Government Company, $2,537 for the Money Fund, $2,524 for the California Municipal Fund,
$2,059 for the National Municipal Fund and $1,980 for the New York Municipal Fund.

**	Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Funds, for which the Board members serve.
***	Messrs. Meltzer, Rose and Vanocur became Emeritus Board members as of July 20, 2008, October 31, 2009 and
January 8, 2008, respectively.

Officers of the Funds

BRADLEY J. SKAPYAK, President since January 2010. Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 75 investment companies (comprised of 166 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1988.

PHILLIP N. MAISANO, Executive Vice President since July 2007. Chief Investment Officer, Vice Chair and a director of the Manager, and an officer of 75 investment companies (comprised of 166 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation (“BNY Mellon”), each of which is an affiliate of the Manager. He is 62 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004.

JAMES WINDELS, Treasurer since November 2001. Director-Mutual Fund Accounting of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since April 1985.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005. Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1991.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010. Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005. Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005. Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005. Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010. Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 35 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005. Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 47 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005. Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010. Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005. Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005. Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1990.

RICHARD CASSARO, Assistant Treasurer since January 2008. Senior Accounting Manager –Money Market and Municipal Bond Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since August 2005. Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003. Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since May 2007. Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005. Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since November 1990.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since September 2002. Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 72 investment companies (comprised of 185 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Distributor since October 1998.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004. Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (76 investment companies, comprised of 189 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 52 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

     The address of each Board member and officer of the Fund is 200 Park Avenue, New York, New York 10166.

     The Fund’s Board members and officers, as a group, owned less than 1% of the Fund shares outstanding on March 15, 2010. See “Information About the Funds” for a list of shareholders known by the Fund to own of record 5% or more of the Fund’s outstanding voting securities as of March 15, 2010.

MANAGEMENT ARRANGEMENTS

     Investment Adviser. The manager is a wholly-owned subsidiary of BNY Mellon, a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team.

     The Manager provides management services pursuant to separate Management Agreements (respectively, the “Agreement”) between the Fund and the Manager. As to each Fund, the Agreement is subject to annual approval by (i) the Fund’s Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Fund’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, the Agreement is terminable without penalty, on 60 days’ notice, by the Fund’s Board or by vote of the holders of a majority of the Fund’s outstanding voting securities or, upon not less than 90 days’ notice, by the Manager. Each Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).

     The following persons are officers and/or directors of the Manager: Jonathan Baum, Chair of the Board and Chief Executive Officer; J. Charles Cardona, President and a director; Diane P. Durnin, Vice Chair and a director; Phillip N. Maisano, Chief Investment Officer, Vice Chair and a director; Bradley J. Skapyak, Chief Operating Officer and a director, Dwight Jacobsen, Executive Vice President and a director; Patrice M. Kozlowski, Senior Vice President – Corporate Communications; Gary E. Abbs, Vice President-Tax; Jill Gill, Vice President-Human Resources; Joanne S. Huber, Vice President-Tax; Anthony Mayo, Vice President-Information Systems; John E. Lane, Vice President; Jeanne M. Login, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Secretary; and Mitchell E. Harris, Jeffrey D. Landau, Ronald P. O’Hanley III, Cyrus Taraporevala and Scott E. Wennerholm, directors.

     The Fund, the Manager and the Distributor each have adopted a Code of Ethics that permits its personnel, subject to the Code of Ethics, to invest in securities, including securities that may be purchased or held by the Fund. The Manager’s Code of Ethics subjects its employees’ personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics, and are also subject to the oversight of BNY Mellon’s Investment Ethics Committee (the “Committee”). Portfolio managers and other investment personnel of the Manager who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee, may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

     The Manager maintains office facilities on behalf of each Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Funds. The Manager may pay the Distributor for shareholder services from the Manager’s own assets, including past profits but not including the management fee paid by the Funds. The Distributor may use part or all of such payments to pay certain financial institutions (which may include banks), securities dealers and other industry professionals (collectively, “Service Agents”) in respect of these services. The Manager also may make such advertising and promotional expenditures using its own resources, as it from time to time deems appropriate.

     Portfolio Management. The Manager manages each Fund’s portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund’s Board. The Manager is responsible for investment decisions and provides each Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The portfolio managers of the Government Money Fund, the Money Fund and the Treasury Money Fund are Bernard W. Kiernan, Patricia A. Larkin, James G. O’Connor and Thomas Riordan. The portfolio managers of the Municipal Funds are Joseph Irace, Colleen Meehan and Bill Vasiliou. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for each Fund and for other funds advised by the Manager.

     In managing each Fund, Dreyfus will draw upon BNY Mellon Cash Investment Strategies (“CIS”). CIS is a division of Dreyfus that provides investment and credit risk management services and approves all money market fund eligible securities for the Funds and for other investment companies and accounts managed by Dreyfus or its affiliates that invest primarily in money market instruments. CIS, through a team of professionals who contribute a combination of industry analysis and fund-specific expertise, monitors all issuers approved for investment by such investment companies and other accounts by analyzing third party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as internal research. CIS investment and credit professionals also utilize inputs and guidance from BNY Mellon’s central Risk Management Department (the “Risk Department”) as part of the investment process. These inputs and guidance focus primarily on concentration levels and market and credit risks and are based upon independent analysis done by the Risk Department relating to fundamental characteristics such as the sector, sovereign, tenor and rating of investments or potential investments. The Risk Department also may perform stress and scenario testing on various money market type portfolios advised by CIS or BNY Mellon and its other affiliates, and provides various periodic and ad-hoc reporting to the investment and credit professionals at CIS. In the event a security is removed from the “approved” credit list after being purchased by a Fund, the Fund is not required to sell that security.

     BNY Mellon and its affiliates, including Dreyfus and others involved in the management, sales, investment activities, business operations or distribution of the Funds, are engaged in businesses and have interests other than that of managing the Funds. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities, instruments and companies that may be directly or indirectly purchased or sold by the Funds and the Funds' service providers, which may cause conflicts that could disadvantage a Fund.

BNY Mellon and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by the Fund. BNY Mellon has no obligation to provide to Dreyfus or the Fund, or effect transactions on behalf of the Fund in accordance with, any market or other information, analysis, or research in its possession. Consequently, BNY Mellon (including, but not limited to, BNY Mellon’s central Risk Management Department) may have information that could be material to the management of the Fund and may not share that information with relevant personnel of Dreyfus. Accordingly, Dreyfus has informed management of the Fund that in making investment decisions it does not obtain or use material inside information that BNY Mellon or its affiliates may possess with respect to such issuers.

     Dreyfus will make investment decisions for each Fund as it believes is in the best interests of the Fund. Investment decisions made for each Fund may differ from, and may conflict with, investment decisions made for other investment companies and accounts advised by Dreyfus or BNY Mellon and its other affiliates. Actions taken with respect to such other investment companies or accounts may adversely impact each Fund, and actions taken by the Fund may benefit BNY Mellon or other investment companies or accounts (including the Fund) advised by Dreyfus or BNY Mellon and its other affiliates. Regulatory restrictions (including, but not limited to, those related to the aggregation of positions among different other investment companies and accounts) and internal BNY Mellon policies, guidance or limitations (including, but not limited to, those related to the aggregation of positions among all fiduciary accounts managed or advised by BNY Mellon and all its affiliates (including Dreyfus) and the aggregated exposure of such accounts) may restrict investment activities of the Fund. While the allocation of investment opportunities among each Fund and other investment companies and accounts advised by Dreyfus or BNY Mellon and its other affiliates may raise potential conflicts because of financial, investment or other interests of BNY Mellon or its personnel, Dreyfus will make allocation decisions consistent with the interests of the Fund and the other investment companies and accounts and not solely based on such other interests.

     Expenses. All expenses incurred in the operation of a Fund are borne by such Fund, except to the extent specifically assumed by the Manager. The expenses borne by each Fund include: taxes, interest, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager, Securities and Exchange Commission fees, state Blue Sky qualification fees, charges of custodians, transfer and dividend disbursing agents’ fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund’s existence, investor services (including, without limitation, telephone and personnel expenses), costs of shareholder reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses. In addition, each class of shares of a Fund bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. The Funds’ Class B shares are subject to an annual distribution fee and an annual shareholder services fee. Class A shares of the Government Money Fund, Money Fund and Treasury Money Fund are subject to an annual service fee. See “Service Plan and Distribution Plan” and “Shareholder Services Plan.” Expenses attributable to a particular Fund are charged against the assets of that Fund; other expenses of the Government Company are allocated between the Government Money Fund and Treasury Money Fund on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each such Fund. All fees and expenses are accrued daily and deducted before declaration of dividends to investors.

     As compensation for the Manager’s services under the Agreement, each Fund has agreed to pay the Manager a monthly management fee at the annual rate of 0.50% of the value of such Fund’s average daily net assets. Set forth below are the total amounts paid by each Fund indicated below to the Manager for the Fund’s last three fiscal years:

		Fiscal Year Ended November 30,
	2009	2008	2007
Money Fund	$61,297,509	$56,982,662	$49,987,097
California Municipal Fund	$4,136,370	$4,712,896	$2,861,757
National Municipal Fund	$4,394,614	$4,845,260	$4,039,789
New York Municipal Fund	$2,498,385	$2,669,388	$1,700,559
Treasury Money Fund	$9,356,087	$3,560,052	$457,827
Government Money Fund	$10,072,644	$9,055,629	$6,431,642

     As to each Fund, the Manager has agreed that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed 1 ½% of the average market value of the net assets of such Fund for that fiscal year, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. Such deduction or payment, if any, will be estimated daily and reconciled and effected or paid, as the case may be, on a monthly basis. As to each Fund, no such deduction or payment was required for the most recent fiscal year end.

     As to each Fund, the aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund’s net assets increases.

     Distributor. The Distributor, a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York 10166, serves as each Fund’s distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually. The Distributor also serves as distributor for other funds in the Dreyfus Family of Funds and BNY Mellon Funds Trust. Before June 30, 2007, the Distributor was known as “Dreyfus Service Corporation.”

     With respect to each Fund, except the Municipal Funds, the Distributor may pay certain Service Agents that have entered into agreements with the Distributor a fee based on the amount invested through such Service Agents in Fund shares by employees participating in qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities, trade or labor unions, or state and local governments (“Retirement Plans”), or other programs. The term “Retirement Plans” does not include IRAs, IRA “Rollover Accounts” or IRAs set up under Simplified Employee Pension Plans (“SEP-IRAs”). Generally, the Distributor may pay such Service Agents a fee of up to 1% of the amount invested through the Service Agents. The Distributor, however, may pay Service Agents a higher fee and reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it. Sponsors of such Retirement Plans or the participants therein should consult their Service Agent for more information regarding any such fee payable to the Service Agent.

     The Manager or the Distributor may provide cash payments out of its own resources to financial intermediaries that sell shares of the Funds or provide other services. Such payments are separate from any 12b-1 fees and/or shareholder services fees or other expenses paid by the Funds to those intermediaries. Because those payments are not made by you or a Fund, the Fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to certain Service Agents, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Service Agent. Cash compensation also may be paid from the Manager’s or the Distributor’s own resources to Service Agents for inclusion of a Fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing”. From time to time, the Manager or the Distributor also may provide cash or non-cash compensation to Service Agents in the form of: occasional gifts; occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a Service Agent to recommend or sell shares of a Fund to you. Please contact your Service Agent for details about any payments they may receive in connection with the sale of Fund shares or the provision or service to the Funds.

     Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the “Transfer Agent”), a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York 10166, is each Fund’s transfer and dividend disbursing agent. Under a separate transfer agency agreement with each Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee from each Fund computed on the basis of the number of shareholder accounts it maintains for such Fund during the month, and is reimbursed for certain out-of-pocket expenses. Each Fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administrations, recordkeeping and/or sub-transfer agency services to beneficial owners of Fund shares.

     The Bank of New York Mellon (the “Custodian”), an affiliate of the Manager, located at One Wall Street, New York, New York 10286, acts as custodian for the investments of each Fund. The Custodian has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. Under a separate custody agreement with each Fund, the Custodian holds the Fund’s securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee from each Fund based on the market value of the Fund’s assets held in custody and receives certain securities transactions charges.

HOW TO BUY SHARES

      General. Each Fund’s shares may be purchased only by clients of certain Service Agents including the Distributor. You will be charged a fee if an investment check is returned unpayable. Share certificates are issued only upon your written request. No certificates are issued for fractional shares.

     Each Fund reserves the right to reject any purchase order. The Funds will not establish an account for a “foreign financial institution,” as that term is defined in Department of the Treasury rules implementing section 312 of the USA PATRIOT Act of 2001. Foreign financial institutions include: foreign banks (including foreign branches of U.S. depository institutions); foreign offices of U.S. securities broker-dealers, futures commission merchants, and mutual funds; non-U.S. entities that, if they were located in the United States, would be securities broker-dealers, futures commission merchants or mutual funds; and non-U.S. entities engaged in the business of currency dealer or exchanger or money transmitter. The Funds will not accept cash, travelers’ checks, or money orders as payment for shares.

     The minimum initial investment in each Fund is $2,500, or $1,000 if you are a client of a Service Agent which maintains an omnibus account in the relevant Fund and has made an aggregate minimum initial purchase in the Fund for its customers of $2,500. Subsequent investments must be at least $100. For the Government Money Fund, Money Fund and Treasury Money Fund, however, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education Savings Accounts, with no minimum for subsequent purchases. It is not recommended that the Municipal Funds be used as a vehicle for Keogh, IRA or other qualified Retirement Plans. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of each Fund’s Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50. Class A shares of each Fund are offered without regard to the minimum initial investment requirements to Board members of a fund advised by the Manager, including members of each Fund’s Board, who elect to have all or a portion of their compensation for serving in that capacity automatically invested in a Fund. The Government Money Fund and the Money Fund reserve the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain Retirement Plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to such Fund. Fund shares are offered without regard to the minimum initial or subsequent investment amount requirements to investors purchasing fund shares through the wrap fee accounts or other fee based programs. Each Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

     Fund shares also may be purchased through Dreyfus-Automatic Asset Builder®, the Government Direct Deposit Privilege or the Payroll Savings Plan described under “Shareholder Services.” These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect you against loss in a declining market.

     Service Agents may receive different levels of compensation for selling different Classes of shares. Management understands that some Service Agents may impose certain conditions on their clients which are different from those described in the Funds’ Prospectus and this Statement of Additional Information, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. You should consult your Service Agent in this regard. As discussed under “Management Arrangements-Distributor,” Service Agents may receive revenue sharing payments from the Manager or the Distributor. The receipt of such payments could create an incentive for a Service Agent to recommend or sell shares of a Fund instead of other mutual funds where such payments are not received. Please contact your Service Agent for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Funds.

     Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund in written or telegraphic form. If you do not remit Federal Funds, your payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, your money will not be invested. Net asset value per share of each Class is computed by dividing the value of the Fund’s net assets represented by such Class (i.e., the value of its assets less liabilities) by the total number of shares of such Class outstanding. See “Determination of Net Asset Value.”

Government Money Fund, Money Fund and Treasury Money Fund--Each of these Funds determines its net asset value per share twice each day the New York Stock Exchange or the Transfer Agent is open for regular business: as of 5:00 p.m., Eastern time, and as of 8:00 p.m., Eastern time. Each Fund also may process purchase and sale orders and calculate its net asset value on days that the Fund’s primary trading markets are open and the Fund’s management determines to do so.

     An order placed with the Distributor or its designee in New York will become effective at the price determined at 5:00 p.m., Eastern time, and the shares purchased will receive the dividend on Fund shares declared on that day, if the order is placed in proper form with the Distributor or its designee prior to 3:00 p.m, Eastern time, for the Treasury Money Fund, and prior to 5:00 p.m., Eastern time, for the Government Money Fund or Money Fund, and Federal Funds are received by 6:00 p.m., Eastern time, on that day. An order placed between 3:00 p.m. and 5:00 p.m, Eastern time, for the Treasury Money Fund, will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution. An order placed in proper form with the Distributor or its designee in New York after 5:00 p.m., Eastern time, but prior to 8:00 p.m., Eastern time, on a given day will become effective at the price determined at 8:00 p.m., Eastern times, on that day, and the shares purchased will begin to accrue dividends on the next business day, if Federal Funds are received by 11:00 a.m., Eastern time, on the next business day.

California Municipal Fund, National Municipal Fund and New York Municipal Fund--Each of these Funds determines its net asset value per share three times each day the New York Stock Exchange or the Transfer Agent is open for regular business: as of 12:00 noon, Eastern time, as of 3:00 p.m., Eastern time, and as of 8:00 p.m., Eastern time. Each Fund also may process purchase and sale orders and calculate its net asset value on days that the Fund’s primary trading markets are open and the Fund’s management determines to do so.

     An order placed with the Distributor or its designee in New York will become effective at the price determined at 12:00 noon or 3:00 p.m., Eastern time, depending on when the order is accepted on a given day, and the shares purchased will receive the dividend on Fund shares declared on that day, if the order is placed with the Distributor or its designee prior to 3:00 p.m., Eastern time, and Federal Funds are received by 4:00 p.m., Eastern time, on that day. An order placed with the Distributor or its designee in New York after 3:00 p.m., Eastern time, but prior to 8:00 p.m., Eastern time, on a given day will become effective at the price determined at 8:00 p.m., Eastern time, on that day, and the shares purchased will begin to accrue dividends on the next business day, if Federal Funds are received by 11:00 a.m., Eastern time, on the next business day.

     Using Federal Funds. The Transfer Agent or the Fund may attempt to notify you upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds and may attempt to arrange for a better means of transmitting the money. If you are a customer of a Service Agent and your order to purchase Fund shares is paid for other than in Federal Funds, the Service Agent, acting on your behalf, will complete the conversion into, or itself advance, Federal Funds, generally on the business day following receipt of your order. The order is effective only when so converted and received by the Transfer Agent. If you have sufficient Federal Funds or a cash balance in your brokerage account with a Service Agent, your order to purchase Fund shares will become effective on the day that the order, including Federal Funds, is received by the Transfer Agent.

     Dreyfus TeleTransfer Privilege. You may purchase shares by telephone or, with respect to Class A shares of the Funds, online, if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House (“ACH”) member may be so designated.

     Dreyfus TeleTransfer purchase orders may be made at any time. If purchase orders are received by 4:00 p.m., Eastern time, on any day that the Transfer Agent and the New York Stock Exchange (“NYSE”) are open for regular business, Fund shares will be purchased at the share price determined on that day. If purchase orders are made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the NYSE are open for regular business, or made on Saturday, Sunday or any Fund holiday (e.g., when the NYSE is not open for business), Fund shares will be purchased at the share price determined on the next bank business day following such purchase order. To qualify to use the Dreyfus TeleTransfer Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See “How to Redeem Shares—Dreyfus TeleTransfer Privilege.”

     Reopening an Account. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

SERVICE PLAN AND DISTRIBUTION PLAN

     Class A shares of each of the Government Money Fund, Money Fund and Treasury Money Fund are subject to a Service Plan and Class B shares of each Fund are subject to a Distribution Plan.

     Rule 12b-1 (the “Rule”) adopted by the SEC under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Board of each of the Government Money Fund, the Money Fund and the Treasury Money Fund has adopted separate plans with respect to Class A and Class B of such Funds and the Board of each of the Municipal Funds has adopted a plan with respect to Class B of such Funds (each, a “Plan”). Under each Plan, the respective Fund bears directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Plan. Under each Plan adopted with respect to Class A of the Government Money Fund, the Money Fund and the Treasury Money Fund (the “Service Plan”), the Fund pays the Distributor for distributing Class A shares, servicing shareholder accounts (“Servicing”) and advertising and marketing relating to the Fund at an aggregate annual rate of 0.20% of the value of the Fund’s average daily net assets attributable to Class A. Under each Service Plan, the Distributor may pay one or more Service Agents a fee in respect of Class A shares of the Fund owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. Under each Fund’s Plan adopted with respect to Class B (the “Distribution Plan”), the Fund reimburses the Distributor for payments made to third parties for distributing (within the meaning of the Rule) Class B shares at an annual rate of up to 0.20% of the value of the Fund’s average daily net assets attributable to Class B. The Distributor may pay one or more Service Agents in respect of distribution services for Class B shares, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. Each Fund’s Board believes that there is a reasonable likelihood that each Plan will benefit the Fund and holders of the relevant Class of shares.

     A quarterly report of the amounts expended under each Plan, and the purposes for which such expenditures were incurred, must be made to the Fund’s Board for its review. In addition, each Plan provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the Plan without shareholder approval of the affected Class and that other material amendments of the Plan must be approved by the Board, and by the Fund’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Fund or the Manager and have no direct or indirect financial interest in the operation of the Plan or in any related agreements entered into in connection with such Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Plan. Each Plan is terminable at any time by vote of a majority of the Fund’s Board members who are not “interested persons” and have no direct or indirect financial interest in the operation of the Plan or in any of the related agreements or by vote of a majority of the relevant class of shares.

     Set forth below are the total amounts paid by each of the Government Money Fund, the Money Fund and the Treasury Money Fund pursuant to its Service Plan with respect to Class A (i) to the Distributor (“Distributor Payments”) as payment for distributing Class A shares and Servicing and (ii) for costs of preparing, printing and distributing prospectuses and statement of additional information and of implementing and operating the Service Plan (“Printing and Implementation”), and amounts reimbursed to each Fund by the Manager pursuant to undertakings in effect, if any, and the net amount paid by each Fund for each Fund’s fiscal year ended November 30, 2009:

			Total Amount
		Printing and	Paid Pursuant to
	Distributor Payments	Implementation	Service Plan
Government Money
Fund
- Class A	$209,726	$1,624	$211,350

Money Fund
- Class A	$3,021,148	$29,247	$3,050,395

Treasury Money
Fund
- Class A	$122,537	$755	$123,292

     Set forth below are the total amounts paid by each Fund pursuant to its Distribution Plan with respect to Class B (i) to the Distributor (“Distributor Payments”) and (ii) for the costs of preparing, printing and distributing prospectus and statement of additional information and of implementing and operating the Distribution Plan (“Printing and Implementation”) for each Fund’s fiscal year ended November 30, 2009:

			Total Amount Paid
		Printing and	Pursuant to Distribution
Name of Fund	Distributor Payments	Implementation	Plan

Government Money Fund	$3,819,332	$30,152	$3,849,484
- Class B

Money Fund	$21,497,856	$201,326	$21,699,182
- Class B

California Municipal	$153,833	$2,000	$155,833
Fund
- Class B

National Municipal	$1,472,064	$8,858	$1,480,922
Fund
- Class B

New York Municipal	$366,027	$5,617	$371,644
Fund
- Class B

Treasury Money	$3,619,897	$19,144	$3,639,041
Fund
- Class B

SHAREHOLDER SERVICES PLANS

     Each Fund has adopted a Shareholder Services Plan with respect to Class A pursuant to which the Fund reimburses the Distributor an amount not to exceed an annual rate of 0.25% of the value of the Fund’s average daily net assets attributable to Class A for certain allocated expenses of providing certain services to the holders of Class A shares. Each Fund also has adopted a Shareholder Services Plan with respect to Class B pursuant to which the Fund pays the Distributor for the provision of certain services to the holders of Class B shares a fee at the annual rate of 0.25% of the value of the Fund’s average daily net assets attributable to Class B. Under each Shareholder Services Plan, the services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. As to each Fund, under the Shareholders Services Plan for Class B, the Distributor may make payments to Service Agents in respect of their services.

     A quarterly report of the amounts expended under each Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Fund’s Board for its review. In addition, each Shareholder Services Plan provides that material amendments to the Shareholder Services Plan must be approved by the Fund’s Board, and by the Board members who are not “interested persons” (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Shareholder Services Plan is subject to annual approval by such vote of its Board members cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. Each Shareholder Services Plan is terminable at any time by vote of a majority of the Board members who are not “interested persons” and have no direct or indirect financial interest in the operation of the Shareholder Services Plan.

     Set forth below are the total amounts payable by each Fund pursuant to its separate Shareholder Services Plans for Class A and Class B, the amounts reimbursed to the Fund by the Manager pursuant to undertakings in effect, if any, and the net amount paid by the Fund for the Fund’s fiscal year ended November 30, 2009:

	Total Amount
	Payable Pursuant	Amount Reimbursed
Name of Fund	to Shareholder	Pursuant to
and Class	Services Plan	Undertaking	Net Amount Paid by Fund
Government Money
Fund
- Class A	$39,070	$0	$39,070
- Class B	$4,774,165	$158,462	$4,615,703

Money Fund
- Class A	$159,615	$0	$159,615
- Class B	$26,872,319	$553,063	$26,319,256

Treasury Money Fund
- Class A	$12,189	$12,189	$0
- Class B	$4,524,872	$263,794	$4,261,078

	Total Amount
	Payable Pursuant	Amount Reimbursed
Name of Fund	to Shareholder	Pursuant to
and Class	Services Plan	Undertaking	Net Amount Paid by Fund

California Municipal
Fund
- Class A	$185,458	$0	$185,458
- Class B	$192,291	$37,209	$155,082

National Municipal
Fund
- Class A	$29,249	$0	$29,249
- Class B	$1,840,079	$36,884	$1,803,195

New York Municipal
Fund
- Class A	$154,650	$0	$154,650
- Class B	$457,533	$9,680	$447,853

HOW TO REDEEM SHARES

     General. The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if you have purchased Fund shares by check, by Dreyfus TeleTransfer Privilege or through Dreyfus- Automatic Asset Builder®and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay sending the redemption proceeds for up to eight business days after the purchase of such shares. In addition, the Fund will not honor checks under the Checkwriting Privilege, and will reject requests to redeem shares by wire or telephone, online or pursuant to the Dreyfus TeleTransfer Privilege, for a period of up to eight business days after receipt by the Transfer Agent of the purchase check, the Dreyfus TeleTransfer purchase or the Dreyfus-Automatic Asset Builder®order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Prior to the time any redemption is effective, dividends on such shares will accrue and be payable, and you will be entitled to exercise all other rights of beneficial ownership. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.

     Checkwriting Privilege. Each Fund provides Redemption Checks (“Checks”) automatically upon opening an account, unless you specifically refuse the Checkwriting Privilege by checking the applicable “No” box on the Account Application. The Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks are drawn on your Fund account and may be made payable to the order of any person in an amount of $500 or more. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as your agent, will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the Check. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to you. You generally will be subject to the same rules and regulations that apply to checking accounts, although the election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

     You should date your Checks with the current date when you write them. Please do not postdate your Checks. If you do, the Transfer Agent will honor, upon presentment, even if presented before the date of the check, all postdated Checks which are dated within six months of presentment for payment, if they are otherwise in good order. If you hold shares in a Dreyfus-sponsored IRA account, you may be permitted to make withdrawals from your IRA account using checks furnished to you by BNY Mellon.

     Checks are free, but the Transfer Agent will impose a fee for stopping payment of a Check upon your request or if the Transfer Agent cannot honor a Check due to insufficient funds or other valid reason. If the amount of the Check is greater than the value of the shares in your account, the Check will be returned marked insufficient funds. Checks should not be used to close an account.

     Wire Redemption Privilege. By using this Privilege, you authorize the Transfer Agent to act on telephone, letter or, with respect to Class A shares of the Funds, online redemption instructions from any person representing himself or herself to be you or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, each Fund will initiate payment for shares redeemed pursuant to this Privilege on the same business day if the Transfer Agent receives a redemption request in proper form prior to 5:00 p.m., Eastern time, on such day; otherwise the Fund will initiate payment on the next business day. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or the Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

     To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under “Share Certificates; Signatures.”

     Dreyfus TeleTransfer Privilege. You may request by telephone or, with respect to Class A shares of the Funds, online, that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two days after receipt of the redemption request. You should be aware that if you have selected the Dreyfus TeleTransfer privilege, any request for a Dreyfus TeleTransfer transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. Shares held in an IRA or Education Savings Account may not be redeemed through the Dreyfus TeleTransfer Privilege. See “How to Buy Shares--Dreyfus TeleTransfer Privilege.”

     Redemption Through a Selected Dealer. If you are a customer of a Selected Dealer, you may make redemption requests to your Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent or its designee by 3:00 p.m., Eastern time, with respect to the Municipal Funds, or 5:00 p.m., Eastern time, with respect to the Government Money Fund, Treasury Money Fund and Money Fund on a business day, the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. If a redemption request is received after such time, but by 8:00 p.m., Eastern time, the redemption request will be effective on that day, the shares will receive the dividend declared on that day and the proceeds of redemption ordinarily will be transmitted in Federal Funds on the next business day. If a redemption request is received after 8:00 p.m., Eastern time, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer.

     Share Certificates; Signatures. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. A fee may be imposed to replace lost or stolen certificates, or certificates that were never received. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program (“STAMP”), and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor, and “Signature-Guaranteed” must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

     Redemption Commitment. Each Fund has committed itself to pay in cash all redemption requests by any shareholder of record of the Fund, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund’s net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amount, each Fund’s Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund’s portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.

     Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets a Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of a Fund’s investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect a Fund’s shareholders.

SHAREHOLDER SERVICES

     Fund Exchanges. Clients of certain Service Agents may purchase, in exchange for shares of a Fund, shares of certain other funds in the Dreyfus Family of Funds to the extent such shares are offered for sale in such client’s state of residence. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

A.	Exchanges for shares of funds offered without a sales load will be made without a sales load.
B.	Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.
C.	Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.
D.

Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load, and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as “Purchased Shares”) may be exchanged for shares of other funds sold with a sales load (referred to herein as “Offered Shares”), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference may be deducted.

     To accomplish an exchange under item D above, you or your Service Agent acting on your behalf must notify the Transfer Agent of your prior ownership of fund shares and your account number.

     You may exchange Class B shares of certain funds in the Dreyfus Family of Funds and certain eligible shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. (“DWDMMF”), for Class B shares of the Money Fund. If you exchange Class B shares of a Dreyfus fund which are subject to a contingent deferred sales charge (“CDSC”), or certain eligible shares of DWDMMF, for Class B shares of the Money Fund, the Money Fund’s Class B shares obtained in the exchange will be held in a special account created solely for this purpose (“Exchange Account”). Exchanges of shares from an Exchange Account of the Money Fund only can be made into Class B shares of Dreyfus funds. No CDSC is charged when an investor exchanges into or out of an Exchange Account of the Money Fund; however, the applicable CDSC will be imposed when shares are redeemed from an Exchange Account or other applicable fund account. Upon redemption, the applicable CDSC will be calculated taking into account the time such shares were held in the Exchange Account. The time Class B shares are held in an Exchange Account of the Money Fund also will be taken into account for purposes of calculating when such shares convert to Class A shares (or other designated class of shares of a Dreyfus fund). If your Class B shares are held in an Exchange Account of the Money Fund at the time such shares are scheduled to convert, you will receive Class A shares of the Money Fund which may be exchanged for Class A shares (or other designated class of shares) of a Dreyfus fund at net asset value.

     You should review carefully the current prospectus of the fund from which Class B shares were exchanged and, if applicable, into which such shares are exchanged to determine the CDSC chargeable upon redemption of Class B shares and for information on conversion features.

     Exchange Account shares are eligible for the Dreyfus Auto-Exchange Privilege and the Automatic Withdrawal Plan. The proceeds of any redemption of Class B shares held in an Exchange Account will be paid only by Federal wire or by check.

     To request an exchange, you or your Service Agent acting on your behalf must give exchange instructions to the Transfer Agent in writing, by telephone or, with respect to Class A shares of the Funds, online. The ability to issue exchange instructions by telephone is given to shareholders of each Fund automatically, unless you check the applicable “No” box on the Account Application, indicating that you specifically refuse this privilege. By using the privilege, you authorize the Transfer Agent to act on telephonic and, with respect to Class A shares, online instructions (including over the Dreyfus Express® voice response telephone system) from any person representing himself or herself to be you or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine. Exchanges may be subject to limitations as to the amount involved or the number of exchanges permitted. Shares issued in certificate form are not eligible for online or telephone exchange. No fees currently are charged shareholders directly in connection with exchanges, although each Fund reserve the right, upon not less than 60 days’ written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the SEC.

     To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

     During times of drastic economic or market conditions, each Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components -- redemption orders with a simultaneous request to purchase the other fund’s shares. In such a case, the redemption request would be processed at the Fund’s next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

     Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of a Fund, shares of certain other funds in the Dreyfus Family of Funds of which you are a shareholder. This privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under “Fund Exchanges.” Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by you. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

     Fund Exchanges and the Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired legally may be sold. Shares may be exchanged only between accounts having certain identical identifying designations.

     Shareholder Services Forms and prospectuses for the other funds in the Dreyfus Family of Funds may be obtained by calling 1-800-645-6561 or visiting www.dreyfus.com. Each Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchanges service or the Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

     Dreyfus-Automatic Asset Builder®. Dreyfus-Automatic Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

     Dreyfus Government Direct Deposit Privilege. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans’, military or other payments from the Federal Government automatically deposited into your Fund account.

     Dreyfus Payroll Savings Plan. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer’s direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Payroll Savings Plan account, you must file an authorization form with your employer’s payroll department. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

     Dreyfus Dividend Options. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, paid by a Fund in shares of another fund in the Dreyfus Family of Funds of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

A.	Dividends and distributions paid by a fund may be invested without a sales load in shares of other funds offered without a sales load.
B.	Dividends and distributions paid by a fund that does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.
C.

Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as “Offered Shares”), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference may be deducted.

D.	Dividends and distributions paid by a fund may be invested in shares of other funds that impose a CDSC and the applicable CDSC, if any, will be imposed upon redemption of such shares.

     Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from each Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

     Quarterly Distribution Plan. The Quarterly Distribution Plan permits you to receive quarterly payments from a Fund consisting of proceeds from the redemption of shares purchased for your account through the automatic reinvestment of dividends declared on your account during the preceding calendar quarter.

     Automatic Withdrawal Plan. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. The Automatic Withdrawal Plan may be established by filing an Automatic Withdrawal Plan application with the Transfer Agent or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561. Automatic Withdrawal may be terminated at any time by you, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

     Certain Retirement Plans, including Dreyfus-sponsored retirement plans, may permit certain participants to establish an automatic withdrawal plan from such Retirement Plans. Participants should consult their Retirement Plan sponsor and tax adviser for details. Such a withdrawal plan is different then the Automatic Withdrawal Plan.

     Corporate Pension/Profit-Sharing and Personal Retirement Plans. (Government Money Fund, Money Fund and Treasury Money Fund) Each of the Government Money Fund, Money Fund and Treasury Money Fund makes available to corporations a variety of prototype pension and profit-sharing plans, including a 401(k) Salary Reduction Plan. In addition, these Funds make available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs), Education Savings Accounts 401(K) Salary Reduction Plans and 403(b)(7) Plans. Plan support services also are available.

     If you wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, you may request from the Distributor forms for adoption of such plans.

     The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

     Shares may be purchased in connection with these plans only by direct remittance to the entity which acts as custodian. Such purchases will be effective when payments received by the Transfer Agent are converted into Federal Funds. Purchases for these plans may not be made in advance of receipt of funds.

     You should read the prototype retirement plans and the applicable form of custodial agreement for further details as to eligibility, service fees and tax implications, and should consult a tax adviser.

DETERMINATION OF NET ASSET VALUE

     Amortized Cost Pricing. The valuation of each Fund’s portfolio securities is based upon their amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

     Each Fund’s Board has established, as a particular responsibility within the overall duty of care owed to the Fund’s shareholders, procedures reasonably designed to stabilize the Fund’s price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Fund’s portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the Fund’s net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets, to the extent a Fund is permitted to invest in such instruments, will be valued at fair value as determined in good faith by the Board. With respect to the Municipal Funds, market quotations and market equivalents used in the Board’s review are obtained from an independent pricing service (the “Service”) approved by the Board. The Service values these Funds’ investments based on methods which include considerations of: yields or prices of municipal obligations of comparable quality, coupon, maturity and type; indications of values from dealers; and general market conditions. The Service also may employ electronic data processing techniques and/or a matrix system to determine valuations.

     The extent of any deviation between a Fund’s net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Fund’s Board. If such deviation exceeds 1/2 of 1%, the Board promptly will consider what action, if any, will be initiated. In the event a Fund’s Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

     New York Stock Exchange and Transfer Agent Closings. The holidays (as observed) on which both the New York Stock Exchange and the Transfer Agent are closed currently are: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     Management believes that each Fund has qualified for treatment as a “regulated investment company” (“RIC”) under the Code for the fiscal year ended November 30, 2009. Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a RIC, the Fund will pay no Federal income tax on net investment income and net realized securities gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a RIC, the Fund must pay out at least 90% of its net income (consisting of net investment income and net short-term capital gain), and must meet certain asset diversification and other requirements. If the Fund does not qualify as a RIC, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term “RIC” does not imply the supervision of management or investment practices or policies by any government agency.

     Each Fund ordinarily declares dividends from its net investment income on each day the New York Stock Exchange or, for the Government Money Fund, Money Fund and Treasury Money Fund only, the Transfer Agent is open for regular business. The Fund’s earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends usually are paid on the last calendar day of each month and automatically are reinvested in additional shares at net asset value or, at your option, paid in cash. If you redeem all shares in your account at any time during the month, all dividends to which you are entitled will be paid to you along with the proceeds of the redemption. If you are an omnibus accountholder and indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, such portion of the accrued dividends will be paid to you along with the proceeds of the redemption.

     If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income.

     With respect to the Municipal Funds, if, at the close of each quarter of its taxable year, at least 50% of the value of the Fund’s total assets consists of Federal tax exempt obligations, then the Fund may designate and pay Federal exempt-interest dividends from interest earned on all such tax exempt obligations. Such exempt-interest dividends may be excluded by shareholders of the Fund from their gross income for Federal income tax purposes. Dividends derived from Taxable Investments, together with distributions from any net realized short-term securities gains, generally are taxable as ordinary income for Federal income tax purposes whether or not reinvested. Distributions from net realized long-term securities gains generally are taxable as long-term capital gains to a shareholder who is a citizen or resident of the United States, whether or not reinvested and regardless of the length of time the shareholder has held his shares.

     With respect to the California Municipal Fund, if, at the close of each quarter of its taxable year, at least 50% of the value of the Fund’s total assets consists of obligations which, when held by an individual, the interest therefrom is exempt from California personal income tax, and if the Fund qualifies as a management company under the California Revenue and Taxation Code, then the Fund will be qualified to pay dividends to its shareholders that are exempt from California personal income tax (but not from California franchise tax) (“California exempt-interest dividends”). However, the total amount of California exempt-interest dividends paid by the Fund to a non-corporate shareholder with respect to any taxable year cannot exceed such shareholder’s pro rata share of interest received by the Fund during such year that is exempt from California taxation less any expenses and expenditures deemed to have been paid from such interest.

     For shareholders subject to the California personal income tax, exempt-interest dividends derived from California Municipal Obligations will not be subject to the California personal income tax. Distributions from net realized short-term capital gains to California resident shareholders will be subject to the California personal income tax distributed by the Fund as ordinary income. Distributions from net realized long-term capital gains may constitute long-term capital gains for individual California resident shareholders. Unlike under Federal tax law, the California Municipal Fund’s shareholders will not be subject to California personal income tax, or receive a credit for California taxes paid by the Fund, on undistributed capital gains. In addition, California tax law does not consider any portion of the exempt-interest dividends paid an item of tax preference for the purpose of computing the California alternative minimum tax.

     Under certain circumstances, shares may be converted from one class of shares to another class of shares of the same Fund. The aggregate dollar value of the shares of the class received upon any such conversion will equal the aggregate dollar value of the converted shares on the date of the conversion. An investor whose shares are converted from one class to another class of the same Fund will not realize taxable gain or loss as a result of the conversion.

     Federal regulations require that you provide a certified taxpayer identification number (“TIN”) upon opening or reopening an account. See the Account Application for further information concerning this requirement. Failure to furnish certified TIN to a Fund could subject you to a $50 penalty imposed by the Internal Revenue Service.

PORTFOLIO TRANSACTIONS

     General. The Manager assumes general supervision over the placement of securities purchase and sale orders on behalf of the funds it manages. In cases where the Manager or fund employs a sub-adviser, the sub-adviser, under the supervision of the Manager, places orders on behalf of the applicable fund(s) for the purchase and sale of portfolio securities.

     Certain funds are managed by dual employees of the Manager and an affiliated entity in the BNY Mellon organization. Funds managed by dual employees use the research and trading facilities, and are subject to the internal policies and procedures, of the affiliated entity. In this regard, the Manager places orders on behalf of those funds for the purchase and sale of securities through the trading desk of the affiliated entity, applying the written trade allocation procedures of such affiliate.

     The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) generally has the authority to select brokers (for equity securities) or dealers (for fixed income securities) and the commission rates or spreads to be paid. Allocation of brokerage transactions, including their frequency, is made in the best judgment of the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) and in a manner deemed fair and reasonable to shareholders. The primary consideration in placing portfolio transactions is prompt execution of orders at the most favorable net price. In choosing brokers or dealers, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) evaluates the ability of the broker or dealer to execute the particular transaction (taking into account the market for the security and the size of the order) at the best combination of price and quality of execution.

     In general, brokers or dealers involved in the execution of portfolio transactions on behalf of a fund are selected on the basis of their professional capability and the value and quality of their services. The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) attempts to obtain best execution for the fund by choosing brokers or dealers to execute transactions based on a variety of factors, which may include, but are not limited to, the following: (i) price; (ii) liquidity; (iii) the nature and character of the relevant market for the security to be purchased or sold; (iv) the measured quality and efficiency of the broker’s or dealer’s execution; (v) the broker’s or dealer’s willingness to commit capital; (vi) the reliability of the broker or dealer in trade settlement and clearance; (vii) the level of counter-party risk (i.e., the broker’s or dealer’s financial condition); (viii) the commission rate or the spread; (ix) the value of research provided; (x) the availability of electronic trade entry and reporting links; and (xi) the size and type of order (e.g., foreign or domestic security, large block, illiquid security). In selecting brokers or dealers no factor is necessarily determinative; however, at various times and for various reasons, certain factors will be more important than others in determining which broker or dealer to use. Seeking to obtain best execution for all trades takes precedence over all other considerations.

     With respect to the receipt of research, the brokers or dealers selected may include those that supplement the Manager’s (and where applicable, a sub-adviser’s or Dreyfus affiliate’s) research facilities with statistical data, investment information, economic facts and opinions. Such information may be useful to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) in serving funds or accounts that it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) in carrying out its obligations to the fund. Information so received is in addition to, and not in lieu of, services required to be performed by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate), and the Manager’s (and where applicable, a sub-adviser’s or Dreyfus affiliate’s) fees are not reduced as a consequence of the receipt of such supplemental information. Although the receipt of such research services does not reduce the Manager’s (and where applicable, a sub-adviser’s or Dreyfus affiliate’s) normal independent research activities, it enables it to avoid the additional expenses that might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

Investment decisions for the Fund are made independently from those of the other investment companies and accounts advised by Dreyfus and its affiliates. If, however, such other investment companies or accounts desire to invest in, or dispose of, the same securities as the Fund, Dreyfus or its affiliates may, but are not required to, aggregate (or "bunch") orders that are placed or received concurrently for more than one investment company or account and available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund. When transactions are aggregated, but it is not possible to receive the same price or execution on the entire volume of securities purchased or sold, the various prices may be averaged, and the Fund will be charged or credited with the average price.

Dreyfus may buy for the Fund securities of issuers in which other investment companies or accounts advised by Dreyfus or BNY Mellon and its other affiliates have made, or are making, an investment in securities that are subordinate or senior to the securities purchased for the Fund. For example, the Fund may invest in debt securities of an issuer at the same time that other investment companies or accounts are investing, or currently have an investment, in equity securities of the same issuer. To the extent that the issuer experiences financial or operational challenges which may impact the price of its securities and its ability to meet its obligations, decisions by BNY Mellon or its affiliates (including Dreyfus) relating to what actions are to be taken may raise conflicts of interests and Dreyfus or BNY Mellon and its other affiliates may take actions for certain accounts that have negative impacts on other advisory accounts, including the Fund.

     Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) will not be deterred from changing a Fund’s investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses.

The overall reasonableness of brokerage commissions paid is evaluated by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Higher portfolio turnover rates usually generate additional brokerage commissions and transaction costs and any short-term gains realized from these transactions are taxable to shareholders as ordinary income.

     To the extent that a fund invests in foreign securities, certain of such fund’s transactions in those securities may not benefit from the negotiated commission rates available to funds for transactions in securities of domestic issuers. For funds that permit foreign exchange transactions, such transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

     The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may deem it appropriate for one fund or account it manages to sell a security while another fund or account it manages is purchasing the same security. Under such circumstances, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may arrange to have the purchase and sale transactions effected directly between the fund and/or accounts (“cross transactions”). Cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

     All portfolio transactions of each money market fund are placed on behalf of the fund by the Manager. Debt securities purchased and sold by a fund generally are traded on a net basis (i.e., without a commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a “spread.” Other portfolio transactions may be executed through brokers acting as agent. A fund will pay a spread or commission in connection with such transactions. The Manager uses its best efforts to obtain execution of portfolio transactions at prices that are advantageous to a fund and at spreads and commission rates (if any) that are reasonable in relation to the benefits received. The Manager also places transactions for other accounts that it provides with investment advice.

None of the Funds paid a stated brokerage commission during the fiscal years ended November 30, 2007, 2008, 2009.

     When more than one fund or account is simultaneously engaged in the purchase or sale of the same investment instrument, the prices and amounts are allocated in accordance with a formula considered by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) to be equitable to the fund or account. In some cases this system could have a detrimental effect on the price or volume of the investment instrument as far as a fund or account is concerned. In other cases, however, the ability of a fund or account to participate in volume transactions will produce better executions for the fund or account.

     When transactions are executed in the over-the-counter market (i.e., with dealers), the Manager will typically deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

     Regular Broker-Dealers. A Fund may acquire securities issued by one or more of its “regular brokers or dealers,” as defined in Rule 10b-1 under the 1940 Act. Rule 10b-1 provides that a “regular broker or dealer” is one of the ten brokers or dealers that, during the Fund’s most recent fiscal year (i) received the greatest dollar amount of brokerage commissions from participating, either directly or indirectly, in the Fund’s portfolio transactions, (ii) engaged as principal in the largest dollar amount of the Fund’s portfolio transactions or (iii) sold the largest dollar amount of the Fund’s securities. The following is a list of each Fund that acquired securities of its regular brokers or dealers for the fiscal year ended November 30, 2009, the issuer of the securities and the aggregate value per issuer, as of November 30, 2009, of such securities:

Fund	Name of Regular Broker Dealer	Aggregate Value Per Issuer
		(000’s omitted)

Government Money Fund	Barclays Global Investors Services	$70,000
	Citigroup Global Markets Inc.	$70,000
	Banc of America Securities LLC	$60,000
	Calyon Securities (USA) Inc.	$50,000
	Deutsche Bank Securities Inc.	$50,000
	Goldman Sachs & Co.	$50,000
	HSBC Securities (USA) Inc.	$50,000

Money Fund	Barclays Capital Inc.	$652,000
	UBS Securities LLC	$600,000
	Abbey National Securities Inc.	$300,000
	Banc of America Securities LLC	$425,000
	Societe Generale Investment Corp	$600,000

     Disclosure of Portfolio Holdings. It is the policy of Dreyfus to protect the confidentiality of fund portfolio holdings and prevent the selective disclosure of non-public information about such holdings. Each fund, or its duly authorized service providers, publicly discloses its portfolio holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. Each non-money-market fund, or its duly authorized service providers, may publicly disclose its complete schedule of portfolio holdings at month-end, with a one-month lag, on the Dreyfus website at www.dreyfus.com. In addition, fifteen days following the end of each calendar quarter, each non-money-market fund, or its duly authorized service providers, may publicly disclose on the website its complete schedule of portfolio holdings as of the end of such quarter. Each money market fund, or its duly authorized service providers, will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

     If a fund’s portfolio holdings are released pursuant to an ongoing arrangement with any party, such fund must have a legitimate business purpose for doing so, and neither the fund, nor Dreyfus or its affiliates, may receive any compensation in connection with an arrangement to make available information about the fund’s portfolio holdings. A Fund may distribute portfolio holdings to mutual fund evaluation services such as Standard & Poor’s, Morningstar or Lipper Analytical Services; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers that may be used by the fund, for the purpose of efficient trading and receipt of relevant research, provided that: (a) the recipient does not distribute the portfolio holdings to persons who are likely to use the information for purposes of purchasing or selling fund shares or fund portfolio holdings before the portfolio holdings become public information; and (b) the recipient signs a written confidentiality agreement.

     The Funds may also disclose any and all portfolio information to their service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. These service providers include the fund’s custodian, independent registered public accounting firm, investment adviser, administrator, and each of their respective affiliates and advisers.

     Disclosure of portfolio holdings may be authorized only by the Fund’s Chief Compliance Officer, and any exceptions to this policy are reported quarterly to the Fund’s Board.

INFORMATION ABOUT THE FUNDS

     Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares have equal rights as to dividends and in liquidation. Shares have no preemptive or subscription rights and are freely transferable.

     The Government Money Fund and Treasury Money Fund are separate series of the Government Company. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Government Company will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. The Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

     Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for each Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of a majority, in the case of the Government Money Fund, National Municipal Fund, Money Fund and Treasury Money Fund, or two-thirds, in the case of the California Municipal Fund and New York Municipal Fund, of the Fund’s outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

     The California Municipal Fund and New York Municipal Fund are organized as unincorporated business trusts under the laws of the Commonwealth of Massachusetts. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Agreement and Declaration of Trust (the “Trust Agreement”) for each of these Funds disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Fund’s property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Fund intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholder for liabilities of the Fund.

     Each Fund sends annual and semi-annual financial statements to all its shareholders.

     Set forth below, as to each share Class of each Fund, as applicable, are those shareholders known by the Fund to own of record 5% or more of a Class of shares of the Fund outstanding as of March 15, 2010.  A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.

Government Money Fund

Class A:	The Bank of New York Mellon, As Agent for Reformed Church in America, Attn. Ron
Roskamp, 4500 60th Street SE, Grand Rapids, MI 49512-9685 – owned of record -
7.43%.

The Bank of New York Mellon, As Agent for One Bryant Park LLC, c/o The Durst
Organization, 1 Bryant Park, FL 49, New York, NY 10036-6715 – owned of record –
20.65%.

The Bank of New York Mellon, As Agent for The Atlantic Foundation of New York,
75 Varick St., FL 17, New York, NY 10013-1905 – owned of record – 5.47%.

Crowell Weedon & Co., for the Exclusive Benefit of Customers, Attn. James L. Cronk,
624 South Grand Ave., Ste. 2510, Los Angeles, CA 90017-3329 – owned of record -
5.41%.

Class B:	SWS Securities, Inc., Attn. Money Market, 1201 Elm St., Dallas, TX 75270-2002 –
owned of record – 6.40%.

Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-2052 – owned of record –
14.68%.

Janney Montgomery Scott LLC, 1801 Market Street, Philadelphia, PA 19103-1628 –
owned of record – 6.92%.

Stifel Nicolaus & Co. Inc., for the Exclusive Benefit of Customers, 500 N. Broadway,
St. Louis, MO 63102-2110 - owned of record - 29.01%.

Robert W. Baird & Co. Inc., Omnibus Account for the Exclusive Benefit of Customers,
P.O. Box 672, Milwaukee, WI 53201-0672 - owned of record – 11.65%.

Morgan Keegan & Co. Inc., for the Exclusive Benefit of Customers, 50 N. Front Street,
Memphis, TN 38103-2126 - owned of record - 23.14%.

Treasury Money Fund

Class A:	Crowell Weedon & Co., For The Exclusive Benefit of Customers, Attn: James L.
Cronk, 624 South Grand Avenue, Suite 2510, Los Angles, CA 90017-3329 – owned of record – 63.13%.

Morgan Keegan & Co., Inc., for the Exclusive Benefit of Customers, 50 North Front
Street, Memphis, TN 38103-2126 – owned of record -22.03%.

Janney Montgomery Scott LLC, Weather Prophets Fund LP, 1801 Market St.,
Philadelphia, PA 19103-1628 – owned of record – 6.88%.

Class B:	Crowell Weedon & Co., For the Exclusive Benefit of Customers, Attn. James L. Cronk,
624 South Grand Avenue, Suite 2510, Los Angeles, CA 90017-3329 - owned of record
– 10.66%.

Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-2052 - owned of record –
21.58%.

Stifel Nicolaus & Co. Inc., for the Exclusive Benefit of Customers, 500 N. Broadway,
St. Louis, MO 63102-2110 – owned of record – 37.86%.

Janney Montgomery Scott LLC, 1801 Market St., Philadelphia, PA 19103-1628 –
owned of record – 5.41%.

SWS Securities Inc., Attn: Money Market, 1201 Elm St., Dallas, TX 75270–2002 –
owned of record – 9.14%.

Money Fund

Class A:	Morgan Keegan & Co. Inc., for the Exclusive Benefit of Customers, 50 N. Front Street,
Memphis, TN, 38103-2126– owned of record – 22.34%.

Robert W. Baird & Co., Omnibus Account for the Exclusive Benefit of Customers,
P.O. Box 672, Milwaukee, WI 53201-0672 – owned of record – 17.90%.

American Enterprise Investment SVC, 707 2nd Ave. South, Minneapolis, MN 55402-
2405 – owned of record – 29.34%.

Class B:	Janney Montgomery Scott, Alan Grunstein, 1801 Market Street, Philadelphia, PA
19103-1628 – owned of record – 5.38%.

Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-2052 – owned of record –
21.77%.

Robert W. Baird & Co., Omnibus Account for the Exclusive Benefit of Customers,
P.O. Box 672, Milwaukee, WI 53201-0672 - owned of record – 14.60%.

Stifel Nicolaus & Co. Inc., for the Exclusive Benefit of Customers, 500 N. Broadway,
St. Louis, MO 63102-2110 - owned of record – 36.80%.

SWS Securities, Inc., Attn. Money Market, 1201 Elm Street, Dallas, TX
75270-2002 - owned of record – 7.24%.

California Municipal Fund

Class A:	Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-2052 – owned of record –
10.43%.

National Financial Services Corp. for Exclusive Benefit of our Customers, Attn. Mutual
Funds Dept., 5th Floor, One World Financial Center, 200 Liberty St., New York, NY
10281-1003 – owned of record – 7.03%.

Wells Fargo Bank N.A., Attn. Cash Sweep Dept., 733 Marquette Ave., Minneapolis,
MN 55402-2309 – owned of record – 7.73%.

Class B:	Crowell Weedon & Co., for the Exclusive Benefit of Customers, Attn. James L. Cronk,
624 South Grand Avenue, Suite 2510, Los Angeles, CA 90017-3329 – owned of record
– 54.03%.

Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-2052 – owned of record –
17.31%.

Stifel, Nicolaus & Co., Inc., for the Exclusive Benefit of Customers, 501 North
Broadway, St. Louis, MO 63102 – 2110 – owned of record – 24.76%.

National Municipal Fund

Class A:	Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-2052 – owned of record –
23.19%.

Morgan Keegan & Co., Inc., for the Exclusive Benefit of Customers, 50 North Front
Street, Memphis, TN 38103-2126 – owned of record -32.27%.

Revocable Trust Agreement of H. Keith Brunnemer, Jr., 1355 Greenwood Cliff, Ste.
301, Charlotte, NC 28204-2981 – owned of record – 6.02%.

Frank Rogers & John Rogers & Dr. Rufus Lumry II, Ttees, Lumry Family Trust, Long
Bottom Rd., Southington, CT – owned of record – 5.00%.

Class B:	Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-2052 – owned of record –
16.80%.

Janney Montgomery Scott LLC, 1801 Market Street, Philadelphia, PA 19103-1628 –
owned of record – 12.92%.

Stifel Nicolaus & Co, Inc., for the Exclusive Benefit of Customers, 500 N. Broadway,
St. Louis, MO 63102-2110 – owned of record – 27.33%.

Robert W. Baird & Co., Omnibus Account for the Exclusive Benefit of Customers,
P.O. Box 672, Milwaukee, WI 53201-0672 – owned of record – 15.95%.

SWS Securities, Inc., Attn. Money Market, 1201 Elm Street, Dallas TX 75270-2002 –
owned of record – 8.18%.

Morgan Keegan & Co., Inc., for the Exclusive Benefit of Customers, 50 N. Front St.,
Memphis, TN 38103-2126 – owned of record – 13.57%.

New York Municipal Fund
Class A:	Pershing, P.O. Box 2052, Jersey City, NJ 07303-2052 – owned of record – 8.24%.
Class B:	Janney Montgomery Scott LLC, Patricia Dambrosio, 1801 Market Street, Philadelphia,
PA, 19103-1628 – owned of record – 47.69%.
Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-2052 – owned of record –
15.70%.
Stifel Nicolaus & Co., Inc. for The Exclusive Benefit of Customers, 500 N. Broadway,
St. Louis, MO 63102-2110 – owned of record – 34.42%.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for each Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Funds’ Prospectus.

     Ernst & Young LLP, 5 Times Square, New York, New York 10036, an independent registered public accounting firm, has been selected to serve as the independent registered public accounting firm for each Fund.

APPENDIX A
(MONEY FUND ONLY)

     Description of the two highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor’s Ratings Services (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings (“Fitch”), and Thomson BankWatch, Inc. (“BankWatch”):

Commercial Paper and Short-Term Ratings

     The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody’s. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations and ordinarily will be evidenced by leading market positions in well established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

     The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment. Obligations rated TBW-2 are supported by a strong capacity for timely repayment, although the degree of safety is not as high as for issues rated TBW-1.

Bond and Long-Term Ratings

     Bonds rated AAA are considered by S&P to be the highest grade obligations and possess an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay principal and interest and, in the majority of instances, differ only in small degrees from issues rated AAA. The rating AA may be modified by the addition of a plus or minus sign to show relative standing within the rating category.

     Bonds rated Aaa by Moody’s are judged to be of the best quality. Bonds rated Aa by Moody’s are judged by Moody’s to be of high quality by all standards and, together with the Aaa group they comprise what are generally known as high-grade bonds. Bonds rated Aa are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger. Moody’s applies numerical modifiers 1, 2 and 3 in the Aa rating category. The modifier 1 indicates a ranking for the security in the higher end of this rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of the rating category.

     Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

     Fitch also assigns a rating to certain international and U.S. banks. A Fitch bank rating represents Fitch’s current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, Fitch uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, Fitch assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support from central banks or shareholders if it experienced difficulties, and such ratings are considered by Fitch to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent Fitch’s assessment of a bank’s economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

     In addition to ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through E. BankWatch examines all segments of the organization including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (QR) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which the bank is domiciled.

APPENDIX B
(MUNICIPAL FUNDS)

Description of certain S&P, Moody’s and Fitch ratings:

S&P

Municipal Bond Ratings

     An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.

     The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable, and will include: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

AAA

     Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA

     Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A

     Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Municipal Note Ratings

SP-1

     The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

Commercial Paper Ratings

     The rating A is the highest rating and is assigned by S&P to issues that are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. Paper rated A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

Moody’s

Municipal Bond Ratings

Aaa

     Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

     Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds in the Aa category which Moody’s believes possess the strongest investment attributes are designated by the symbol Aa1.

A

     Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Commercial Paper Ratings

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody’s. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Municipal Note Ratings

     Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (MIG). Such ratings recognize the difference between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

     A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, you should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

     Moody’s short-term ratings are designated Moody’s Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody’s assigns a MIG or VMIG rating, all categories define an investment grade situation.

MIG 1/VMIG 1

     This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2

     This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Fitch

Municipal Bond Ratings

     The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operating performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer’s future financial strength and credit quality.

AAA

     Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA

     Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A

     Bonds rated A are considered to have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be strong, but may be more vulnerable to changes in economic conditions and circumstances than bonds with higher ratings.

     Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

Short-Term Ratings

     Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     Although the credit analysis is similar to Fitch’s bond ratings analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.

F-1+

     Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1

     Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2

     Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

APPENDIX C

RISK FACTORS—INVESTING IN CALIFORNIA MUNICIPAL BONDS

     The following information is a summary of special factors affecting investments in California Municipal bonds. It does not purport to be a complete description and is based on information drawn from official statements relating to securities offerings of the State of California (the "State") available as of the date of this Statement of Additional Information. While the Fund has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

General Information

     Economy. California's economy, the nation's largest and one of the largest in the world, has major sectors in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. The state, however, as the rest of the nation is in a severe economic recession. Personal income fell in the State in the fourth quarter of 2008 and the first quarter of 2009. Taxable sales fell sharply in the first half of 2009. The total assessed valuation of property in the State is lower in Fiscal Year 2009-10 than it was in the prior year. The State's unemployment rate increased from 6.1% at the start of 2008 to 12.2% in August 2009.

     Since the start of 2008, the State has been experiencing the most significant economic downturn and financial pressure since the Great Depression of the 1930s. As a result of continuing weakness in the State economy, State tax revenues have declined precipitously, resulting in large budget gaps and cash shortfalls. In less than 11 months, the Legislature and the Governor have adopted three major budget plans, covering Fiscal Years 2008-09 and 2009-10, in response to continuing deterioration in the State's fiscal condition. Over that time, the Legislature enacted some $60 billion in budget solutions, including some revenue increases and borrowing, but consisting primarily of expenditure reductions which have affected almost all State government, education, social services and other programs funded by the State. The State's financial plan continues to be based on a number of assumptions which may not be realized, and further budgetary actions may be needed to maintain a positive balance for the General Fund at the end of Fiscal Year 2009-10.

     There can be no assurances that the fiscal stress and cash pressures currently facing the State will not continue or become more difficult, or that continuing declines in State tax receipts or other impacts of the current economic recession will not further materially adversely affect the financial condition of the State. The Department of Finance ("DOF") has projected that multi-billion dollar budget gaps will occur annually through at least Fiscal Year 2012-13 without further corrective actions.

     Population. The State's July 1, 2008 population of about 38.1 million represented over 12% of the total United States population. California's population is concentrated in metropolitan areas. As of the 2000 census, 97% resided in the 25 major metropolitan statistical areas in the State. As of July 1, 2008, the 5-county Los Angeles area accounted for 48% of the

State's population, with over 18 million residents, and the 11-county San Francisco Bay Area represented 20%, with a population of nearly 8 million.

Recent Developments

     The weak economy resulted in a dramatic reduction in State tax revenues over the last two years. In December 2008, the Governor identified a budget gap between expected revenues and expenditure obligations in excess of $41 billion for Fiscal Years 2008-09 and 2009-10. After protracted negotiations, on February 19, 2009, the Legislature adopted the February 2009 budget package, consisting of revisions to the 2008 Budget Act and the Initial 2009 Budget Act. The package, which was signed by the Governor on February 20, 2009, attempted to address the budget gap through significant expenditure reductions, revenue increases and borrowing.

     By May 2009, continued economic decline with consequent reduction of revenues, plus the failure of various budget measures placed before the voters at a May 19, 2009 special election ballot, led the Governor to announce that the budget gap for the period through June 30, 2010 was still projected to be more than $22 billion (and subsequently increased to $24 billion). The Amended 2009 Budget Act addressed this budget gap through a combination of revenue enhancements and significant cuts in a wide variety of programs.

     The sharp drop in revenues at the start of Fiscal Year 2008-09 resulted in a significant depletion of cash resources to pay the State's obligations, requiring the State to first defer certain payments, and then issue registered warrants ("IOUs") in order to manage its cash resources. As a result of the cash pressure facing the State, on December 17, 2008, the Pooled Money Investment Board voted to significantly curtail loans from the State's Pooled Money Investment Account ("PMIA") thereby postponing or stopping thousands of infrastructure projects statewide. The PMIA customarily funded such loans to provide temporary funding for projects and programs prior to permanent financing through the issuance of State general obligation bonds or lease revenue bonds.

     Governor Schwarzenegger also ordered unpaid furloughs of State employees each month, commencing on February 1, 2009, as well as layoffs of State agency and department employees. If the three-day per month furlough remains in effect for all of Fiscal Year 2009-10, it is projected to reduce General Fund payroll expenditures by approximately $1.278 billion (14% of General Fund payroll expenditures). Various litigation has been brought challenging the furlough program which if successful could adversely affect the State's financial condition.

     On September 30, 2009, the DOF obtained preliminary data on revenue collections for personal income taxes in the month of September suggesting a shortfall in quarterly estimated payments of nearly $1 billion (about 33% below projections). Some portion of the shortfall could result from incomplete implementation by individuals of new tax policies and rules enacted in February 2009 and from adjustments to estimated tax payments in September based on final filings of returns for the 2008 tax year. The DOF cannot predict if this apparent shortfall is indicative of full year results.

State Indebtedness and Financing

     The State Treasurer is responsible for the sale of debt obligations of the State and its various authorities and agencies. The State has always paid when due the principal of and interest on its general obligation bonds, general obligation commercial paper notes, lease-purchase debt and short-term obligations, including revenue anticipation notes ("RANs") and revenue anticipation warrants ("RAWs"). State agencies and authorities also can issue revenue obligations for which the General Fund has no liability.

     General Obligation Bonds. The State Constitution prohibits the creation of general obligation indebtedness of the State unless a bond law is approved by a majority of the electorate voting at a general election or a direct primary. General obligation bond acts provide that debt service on such bonds shall be appropriated annually from the General Fund and all debt service on general obligation bonds is paid from the General Fund. Under the State Constitution, debt service on general obligation bonds is the second charge to the General Fund after the application of monies in the General Fund to the support of the public school system and public institutions of higher education. Certain general obligation bond programs receive revenues from sources other than the sale of bonds or the investment of bond proceeds.

     As of August 1, 2009, the State had outstanding over $68.7 billion aggregate principal amount of long-term general obligation bonds, of which over $58.8 billion was payable primarily from the General Fund and over $9.8 billion was payable from other revenue sources. As of August 1, 2009, there were unused voter authorizations for the future issuance of approximately $54.7 billion of long-term general obligation bonds. Of this unissued amount, over $1.34 billion is for bonds payable from other revenue sources.

     The State is permitted to issue as variable rate indebtedness up to 20% of the aggregate amount of long-term general obligation bonds outstanding. As of August 1, 2009, the State had outstanding over $7.25 billion in variable rate general obligation bonds (which includes the ERBs described below), representing about 10.5% of the State's total outstanding general obligation bonds as of that date. The State has over $2.9 billion of insured variable rate economic recovery bonds ("ERBs"). After August 1, 2009, the State issued approximately $200 million of general obligation bonds with a mandatory tender date of November 2012, in a private placement to a government entity.

     Commercial Paper Program. Pursuant to legislation enacted in 1995, voter-approved general obligation indebtedness may be issued either as long-term bonds or, for some but not all bond issuances, as commercial paper notes. Commercial paper notes may be renewed or may be refunded by the issuance of long-term bonds. The State issues long-term general obligation bonds from time to time to retire its general obligation commercial paper notes. Commercial paper notes are deemed outstanding upon authorization by the respective finance committees, whether or not such notes are actually issued. Pursuant to the terms of the current bank credit agreement, the general obligation commercial paper program may have up to $2.5 billion in aggregate principal amount at any time. As of August 26, 2009, $1.51 billion aggregate principal amount of general obligation commercial paper notes were outstanding.

     Lease-Purchase Debt. In addition to general obligation bonds, the State builds and acquires capital facilities through the use of lease-purchase borrowing. Under these arrangements, the State Public Works Board, another State or local agency or a joint powers authority issues bonds to pay for the construction of facilities such as office buildings, university buildings or correctional institutions. These facilities are leased to a State agency or the University of California under a long-term lease that provides the source of payment of the debt service on the lease-purchase bonds. In some cases, there is not a separate bond issue, but a trustee directly creates certificates of participation in the State's lease obligation, which are then marketed to investors. Certain of the lease-purchase financings are supported by special funds rather than the General Fund. The State had over $8.05 billion General Fund-supported lease-purchase obligations outstanding as of August 1, 2009. The State Public Works Board, which is authorized to sell lease revenue bonds, had over $11.6 billion authorized and unissued as of August 1, 2009.

     Non-Recourse Debt. Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities, housing, health facilities and pollution control facilities. State agencies and authorities had approximately $53 billion aggregate principal amount of revenue bonds and notes, which are non-recourse to the General Fund outstanding as of June 30, 2009.

     Future Issuance Plans. Between November 2006 and August 2009, voters and the Legislature authorized more than $60 billion of new general obligation bonds and lease revenue bonds, which are paid solely from the General Fund, thereby increasing the amount of such General Fund-supported debt authorized and unissued to about $66.3 billion as of August 1, 2009. The State has increased the volume of issuance of both categories of bonds substantially, starting in Fiscal Year 2007-08, in order to address the program needs for these new authorizations, along with those which existed before 2006. The amounts and timing of future issuance of general obligation and lease revenue bonds will depend on a variety of factors, including the actual timing of expenditure needs for the various programs for which such bonds are to be issued, the amount and timing of interim financing provided to the programs, the interest rate and other market conditions at the time of issuance, and the timing and amounts of additional general obligation bonds or lease revenue bonds that may be approved. The Amended 2009 Budget Act assumes that approximately $13.4 billion of general obligation bonds and $1.1 billion of lease revenue bonds will be issued in Fiscal Year 2009-10.

     Disruptions in financial markets and uncertainties about the State's budget condition have caused significant disruptions over the past year in the State's bond issuance program. Because of these factors, the State did not issue any new general obligation bonds between July 2008 and March 2009. In March 2009, it issued $6.54 billion of new tax-exempt bonds, the largest new money general obligation bond issue in the State's history (excluding ERBs). A few weeks later, the State took advantage of a new Federal program called "Build America Bonds" ("BABs") to issue $6.86 billion of Federally taxable general obligations bonds, of which $5.3 billion were BABs. BABs are bonds whose interest is subject to Federal income tax, but the U.S. Treasury will repay to the State an amount equal to 35% of the interest cost on the BABs. This will result in a net interest expense lower than what the State would have had to pay for tax-exempt bonds at that time and in that amount. BABs may be issued by the State through December 31, 2010 (unless Congress extends the program). The State will consider issuing additional BABs as market conditions warrant.

     Based on the current projections of program expenditure needs, without taking any future authorizations into account, the aggregate amount of outstanding general obligation and lease revenue bonds is estimated to peak at about $100 billion by the middle of the next decade, compared to the current total outstanding amount of about $63.7 billion. The annual debt service costs on this amount of debt was estimated to be around $8.7 billion, compared to about $5.9 billion budgeted in Fiscal Year 2009-10.

     Several new bond initiatives have been proposed, including $9.3 billion for water, $23.9 billion for K-12 schools and higher education, and $7.7 billion for various lease revenue bond-funded programs. In light of the substantial drop in General Fund revenues since Fiscal Year 2007-08 and the projections for substantial new bond sales in the future, the ratio of debt service on general obligation and lease revenue bonds supported by the General Fund, to annual General Fund revenues, can be expected to increase significantly in future years.

     Economic Recovery Bonds. The California Economic Recovery Bond Act ("Proposition 57") was approved by voters at the Statewide primary election in March 2004. Proposition 57 authorizes the issuance of up to $15 billion of ERBs to finance the negative General Fund reserve balance as of June 30, 2004 and other General Fund obligations undertaken prior to June 30, 2004. Repayment of the ERBs is secured by a pledge of revenues from a 1/4¢ increase in the State's sales and use tax that started July 1, 2004, but also is secured by the State's full faith and credit because the ERBs were approved by voters as general obligation bonds.

     The State issued $10.896 billion of ERBs, resulting in the deposit of net proceeds to the General Fund of approximately $11.254 billion during Fiscal Year 2003-04. In order to relieve current cash flow and budgetary shortfalls, the State issued $3.179 billion of ERBs on February 14, 2008, generating net proceeds of $3.313 billion, which were transferred to the General Fund. That issuance represents the last ERBs that can be issued under Proposition 57, except for any future issuance of refunding bonds.

     All proceeds from the 1/4¢ sales tax in excess of the amounts needed, on a semi-annual basis; to pay debt service and other required costs of the ERBs are required to be applied to the early retirement of the ERBs. In addition, the following sources of funds are required to be used for early retirement of the ERBs: (i) 50% of each annual deposit, up to $5 billion in the aggregate, of future deposits in the Budget Stabilization Account ("BSA"), and (ii) all proceeds from the sale of surplus State property. As of June 30, 2009, funds from these sources have been used for early retirement of approximately $3.5 billion of ERBs during Fiscal Years 2005-06 through 2008-09, including $1.495 billion which was transferred from the BSA in Fiscal Years

2006-07 ($472 million) and 2007-08 ($1.023 billion). The Governor suspended both the Fiscal Year 2008-09 and Fiscal Year 2009-10 BSA transfers due to the condition of the General Fund.

     Because of the sharp reduction in taxable sales as a result of the current economic recession, the 1/4¢ special sales tax revenues ("SSTRs") collected from the 1/4¢ tax dedicated to repayment of the ERBs have decreased to a level which has provided very little coverage above the required debt service amounts. This has caused the State to temporarily access a reserve fund to pay the debt service on the ERBs in December 2008 and July 2009 in the aggregate amount of approximately $88 million. In both instances, the reserve fund was fully replenished by the end of the actual debt service period.

     As reported by the State on June 25, 2009, the estimate of SSTRs for the semi-annual debt service period ending January 1, 2010, will not be sufficient to fully pay the estimated debt service payments for the same period. The DOF estimates that SSTRs will be approximately $566 million, compared to estimated debt service requirements and other expenses of $596.8 million. Actual sales tax receipts from May 2009 through August 2009 have averaged approximately 6% below prior projections. To the extent that actual SSTRs continue to fall short of the State's prior estimates, the shortfall will increase. The State is currently pursuing a restructuring of the ERBs to take account of the reduced levels of SSTRs.

     Tobacco Settlement Revenue Bonds. In 1998, the State signed the Master Settlement Agreement (the "MSA") with the four major cigarette manufacturers for payment of approximately $25 billion (subject to adjustment) over 25 years. Under the MSA, half of the money will be paid to the State and half to local governments. Payments continue in perpetuity, but the specific amount to be received by the State and local governments is subject to adjustment. Details in the MSA allow reduction of payments for decreases in cigarette shipment volumes by the settling manufacturers, payments owed to certain previously settled states and certain types of offsets for disputed payments, among other things. However, settlement payments are adjusted upward each year by at least 3% for inflation, compounded annually.

     State statutory law allows the issuance of revenue bonds secured by MSA revenues beginning in Fiscal Year 2003-04. An initial sale of 56.57% of the State's tobacco settlement revenues producing $2.5 billion in proceeds was completed in January 2003 ("Series 2003A Bonds"). A second sale of the remaining 43.43% of the State's tobacco settlement revenues, which produced $2.264 billion in proceeds, was completed in September 2003 ("Series 2003B Bonds"). In August 2005, the Series 2003B Bonds were refinanced, retaining all of the covenants of the original issue, including the covenant regarding the request for a General Fund appropriation in the event tobacco revenues fall short. In return for providing this covenant, the State was paid a credit enhancement fee of $525 million as part of the refinancing. In March 2007, the State completed a refunding of the 2003A Bonds. This refunding generated additional proceeds of approximately $1.258 billion, which will then be used to offset the General Fund cost for the initial years of the litigation settlement related to the suspension of the Proposition 98 guarantee.

     In 2005, MSA participants asserted that they had lost market shares in 2003 to manufacturers who did not participate in the MSA, which assertion was confirmed. As such, the MSA participating manufacturers ("PMs") are permitted to withhold up to three times the amount of lost market shares until such time as it is proven that the participating States are properly enforcing their statutory authority over the non-participants. The PMs made this assertion in 2005, 2006 and 2007 for the calendar years 2003, 2004 and 2005 respectively. Each assertion was confirmed and the PMs were authorized to withhold the specified amount from that year's scheduled payment. As a result, the tobacco settlement revenues due to the State in April of 2007, 2008 and 2009 were reduced by $44 million, $33.9 million and $32.8 million, respectively. The State's Attorney General, along with the Attorney Generals from other states, is working to compel the PMs to pay the full scheduled amounts under the MSA.

     Cash Flow Borrowings and Management. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. The State has issued RANs in 22 of the last 23 fiscal years to partially fund timing differences between receipts and disbursements, as the majority of General Fund revenues are received in the last part of the fiscal year. RANs must mature prior to the end of the fiscal year of issuance. If additional external cash flow borrowings are required, the State has issued RAWs, which can mature in a subsequent fiscal year. RANs and RAWs are both payable from any unapplied revenues in the General Fund on their maturity date, subject to the prior application of such money in the General Fund to pay certain priority payments in the general areas of education, general obligation debt service, State employee wages and benefits and other specified General Fund reimbursements.

     The issuance of $5 billion of RANs on October 16, 2008 was intended to be the first part of the external borrowing portion of the State's cash management plan for Fiscal Year 2008-09, which anticipated a total issuance of $7 billion of RANs in order to maintain adequate reserves to manage the State's cash flow requirements. The February 2009 budget package included several bills to improve the State's cash management resources, including authorization of additional internal borrowings from special funds and the deferral of certain payments to schools and local governments. In addition, the State received early payment from the Federal economic stimulus bill and issued $500 million of new RANs. All these actions allowed the State to repay all deferred payments in March 2009 and pay all its other obligations through June 30, 2009, including repayment of $5.5 billion of RANs.

     On July 2, 2009, in the absence of a revised budget package and facing a potential cash shortage, the Controller began issuing IOUs to pay certain lower-priority State obligations. The IOUs bore interest at a rate of 3.75% per annum and were initially due to mature on October 2, 2009. Enactment of the Amended 2009 Budget Act allowed the State to call for redemption the IOUs early, on September 4, 2009. Up to that date, the State had issued a total of approximately $2.6 billion of IOUs. During the period from July 2 to September 4, 2009 the State continued to pay its highest priority obligations, including payments to schools, with normal warrants and debt service on State bonds. Since the 1930s, the State had only issued IOUs once before, in 1992, during another economic recession and in the midst of a delayed budget enactment.

     With the enactment of the Amended 2009 Budget Act, the State has completed its cash flow projections for Fiscal Year 2009-10. The State issued interim RANs of $1.5 billion, privately placed with a financial institution, on August 27, 2009, with a maturity date of October 5, 2009, which was repaid on September 29, 2009 with a portion of the $8.8 billion in RANs issued on September 29, 2009. At the present time, the issuance of the $8.8 billion in RANs, together with projected internal borrowings, is expected to provide sufficient cash in the General Fund to meet the State's cash management needs for Fiscal Year 2009-10.

     Ratings. The current ratings of the State's general obligation bonds are "Baa1" from Moody's, "A" from S&P and "BBB" by Fitch.

State Funds and Expenditures

     The Budget and Appropriations Process. The State's fiscal year begins on July 1 and ends on June 30. The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year. Under State law, the annual proposed budget cannot provide for projected expenditures in excess of projected revenues and balances available from prior fiscal years. Following the submission of the proposed budget, the Legislature takes up the proposal. The Balanced Budget Amendment ("Proposition 58"), which was approved by voters in March 2004, requires the State to adopt and maintain a balanced budget and establish an additional reserve, and restricts future long-term deficit-related borrowing.

     The primary source of the annual expenditure authorizations is the Budget Act as approved by the Legislature and signed by the Governor. The Budget Act must be approved by a two-thirds majority vote of each House of the Legislature. The Governor may reduce or eliminate specific line items in the Budget Act or any other appropriations bill without vetoing the entire bill. Such individual line-item vetoes are subject to override by a two-thirds majority vote of each House of the Legislature. Appropriations also may be included in legislation other than the Budget Act. Bills containing appropriations (except for K-12 and community college ("K-14") education) must be approved by a two-thirds majority vote in each House of the Legislature and be signed by the Governor. Bills containing K-14 education appropriations require a simple majority vote. Continuing appropriations, available without regard to fiscal year, also may be provided by statute or the State Constitution.

     The General Fund. The monies of the State are segregated into the General Fund and over 900 other funds, including special, bond and trust funds. The General Fund consists of revenues received by the State Treasury and not required by law to be credited to any other fund, as well as earnings from the investment of State monies not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major revenue sources of the State. The General Fund may be expended as a consequence of appropriation measures enacted by the Legislature and approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

     The Special Fund for Economic Uncertainties. The Special Fund for Economic Uncertainties ("SFEU") is funded with General Fund revenues and was established to protect the State from unforeseen revenue reductions and/or unanticipated expenditure increases. Amounts in the SFEU may be transferred by the State to the General Fund as necessary to meet cash needs of the General Fund. The State is required to return monies so transferred without payment of interest as soon as there are sufficient monies in the General Fund. At the end of each fiscal year, the State is required to transfer from the SFEU to the General Fund any amount necessary to eliminate any deficit in the General Fund. In certain circumstances, monies in the SFEU may be used in connection with disaster relief. For budgeting and general accounting purposes, any appropriation made from the SFEU is deemed an appropriation from the General Fund. For year-end reporting purposes, the State is required to add the balance in the SFEU to the balance in the General Fund so as to show the total monies then available for General Fund purposes.

     The Budget Stabilization Account. Proposition 58, approved in March 2004, created the BSA. Beginning with Fiscal Year 2006-07, a specified portion of estimated annual General Fund revenues (reaching a ceiling of 3% by Fiscal Year 2008-09) will be transferred into the BSA no later than September 30 of each fiscal year, unless the transfer is suspended or reduced. These transfers will continue until the balance in the BSA reaches $8 billion or 5% of the estimated General Fund revenues for that fiscal year, whichever is greater. The annual transfer requirement will go back into effect whenever the balance falls below the $8 billion or the 5% target. Proposition 58 also provides that one-half of the annual transfers shall be used to retire ERBs, until a total of $5 billion has been used for that purpose. A total of $1.495 billion of the $5 billion amount has now been allocated for retirement of ERBs.

     The 2007, 2008 and 2009 Budget Acts authorized the State to transfer funds from the BSA back into the General Fund. On January 10, 2008, the Fiscal Year 2007-08 balance of $1.495 billion was transferred from the BSA to the General Fund. The Governor issued an executive order on May 28, 2008 suspending the Fiscal Year 2008-09 transfer of $3.018 billion from the General Fund to the BSA, in light of the current condition of the General Fund. Due to a drastic decline in General Fund revenues, the Governor issued an Executive Order on May 29, 2009, suspending the Fiscal Year 2009-10 transfer estimated at approximately $2.8 billion from the General Fund to the BSA. There are currently no moneys in the BSA.

     Inter-Fund Borrowings. Inter-fund borrowing is used to meet temporary imbalances of receipts and disbursements in the General Fund. If General Fund revenue is or will be exhausted, the State may direct the transfer of all or any part of the monies not needed in special funds to the General Fund. All money so transferred must be returned to the special fund from which it was transferred. As part of the 2008 Budget Act, statutory changes were enacted to reclassify 18 existing State funds to become borrowable resources for General Fund cash flow purposes. These funds increase the total amount of borrowable resources by approximately $3.5 billion. An additional $500 million of additional borrowable resources was previously made available in August 2008 as a result of administrative actions taken by the Governor. The Initial 2009 Budget Act reclassified an additional 19 funds to borrowable resources for General Fund cash flow purposes. These funds will provide approximately $2 billion additional borrowable cash to the General Fund. As of June 30, 2009, there was estimated to be approximately $11.908 billion of loans from the SFEU and other internal sources to the General Fund, with an estimate of $6.936 billion for June 30, 2010.

State Expenditures.

     State Appropriations Limit. The State is subject to an annual appropriations limit imposed by the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds or appropriations from funds that do not derive their proceeds from taxes. There are other various types of appropriations excluded from the Appropriations Limit, including appropriations required to comply with mandates of courts or the Federal government, appropriations for qualified capital outlay projects, appropriations for tax refunds, appropriations of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels, and appropriation of certain special taxes imposed by initiative. The Appropriations Limit may be exceeded in cases of emergency.

     The Appropriations Limit in each year is based on the limit for the prior year, adjusted annually for changes in State per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility of providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non-tax proceeds. The Appropriations Limit is tested over consecutive two-year periods. Any excess of the aggregate "proceeds of taxes" received over such two-year period above the combined Appropriations Limits for those two years is divided equally between transfers to K-14 school districts and refunds to taxpayers.

     The DOF projects the Appropriations subject to limitation to be $27.26 billion and $29.62 billion under the Appropriations Limit in Fiscal Years 2008-09 and 2009-10, respectively.

     Pension Trusts. The three principal retirement systems in which the State participates are the California Public Employees' Retirement System ("CalPERS") and the California State Teachers' Retirement System ("CalSTRS"). The State's contribution to CalPERS and UCRS are actuarially determined each year, while the State's contribution to CalSTRS is established by statute.

     CalPERS administers the Public Employment Retirement Fund ("PERF"), which is a multiple-employer defined benefit plan. As of June 30, 2008, PERF had 1,126,133 active and inactive program members and 476,252 benefit recipients. The payroll for State employees covered by PERF for Fiscal Year 2008-09 was approximately $15.5 billion. The State's contribution to CalPERS, through the PERF, has increased from $2.48 billion in Fiscal Year 2004-05 to an estimated $3.025 billion in Fiscal Year 2008-09, with an estimated $3.098 billion for Fiscal Year 2009-10.

     CalSTRS administers the Teacher's Retirement Fund, which is an employee benefit trust fund created to administer the State Teachers' Retirement Plan ("STRP"). STRP is a cost-

sharing, multi-employer, defined benefit pension plan that provides for retirement, disability and survivor benefits to teachers and certain other employees of the California public school system. As of June 30, 2008, the Defined Benefit Program had approximately 1,400 contributing employers, approximately 609,375 active and inactive program members and 223,968 benefit recipients. State contribution to CalSTRS, through STRP, has increased from $585 million in Fiscal Year 2004-05 to an estimated $627 million in Fiscal Year 2009-10.

     Welfare System. The Personal Responsibility and Work Opportunity Reconciliation Act of 1996 fundamentally reformed the nation's welfare system. This Act included provisions to: (i) convert Aid to Families with Dependent Children ("AFDC"), an entitlement program, to Temporary Assistance for Needy Families ("TANF"), a block grant program with lifetime time limits on TANF recipients, work requirements and other changes; (ii) deny certain Federal welfare and public benefits to legal non-citizens (subsequent Federal law has amended this provision), allow states to elect to deny additional benefits (including TANF) to legal non-citizens, and generally deny almost all benefits to illegal immigrants; and (iii) make changes in the Food Stamp program, including to reduce maximum benefits and impose work requirements. Federal authorization for the TANF program extends until September 30, 2010.

     The California Work Opportunity and Responsibility to Kids ("CalWORKs") replaced the AFDC and other similar welfare programs effective January 1, 1998. Consistent with Federal law, CalWORKs contains time limits on receipt of welfare aid. The centerpiece of CalWORKs is the linkage of eligibility to work participation requirements. The CalWORKs caseload was 460,120 in Fiscal Year 2007-08 and is projected to increase to 508,000 and 587,000 cases in Fiscal Year 2008-09 and 2009-10, respectively. Since CalWORKs' inception in January 1998, caseload will have declined by over 8%.

     California will fail to meet the work participation rate (at least 50% work participation among all families), and as a result, California's required Maintenance of Effort ("MOE") will be 80% of the Federal Fiscal Year 1994 historic expenditures rather than the 75% MOE level California has been required to meet. The Amended 2009 Budget Act continues to reflect an increase of MOE spending by $179.5 million in Fiscal Year 2008-09 and 2009-10, to $2.9 billion, to reflect this penalty.

     Considerable improvement in work participation rates must be achieved to avoid additional Federal penalties, which could cost the State and counties more than $1.5 billion over a five-year period, beginning in Fiscal Year 2009-10. The 2008 Budget Act maintained funding to support CalWORKs program improvements that place greater emphasis on work participation and reduce reliance upon public assistance to significantly improve the ability of the State and counties to meet Federal work requirements in the TANF program. Additionally, the Amended 2009 Budget Act included significant long-term reform efforts for the program.

     Total CalWORKs program expenditures in the Amended 2009 Budget Act are $7.4 billion. The Amended 2009 Budget Act also includes a Temporary Assistance for Needy Families ("TANF") reserve of $32.8 million, which is available for unanticipated needs.

     Health Care. Medi-Cal, the State's Medicaid program, is a health care entitlement program for low-income individuals and families who receive public assistance or otherwise lack health care coverage. Federal law requires Medi-Cal to provide a set of basic services such as doctor visits, hospital inpatient and outpatient care, hospice and early periodic screening, diagnosis and treatment. Also, Federal matching funds are available if the State chooses to provide any of numerous optional benefits. The Federal government pays for half of the cost of providing most Medi-Cal services in California, including optional benefits. Approximately 3.6 million Medi-Cal beneficiaries (more than half of the people receiving Medi-Cal benefits and services) are currently enrolled in managed care plans. Average monthly caseload in Medi-Cal was estimated at $6.88 million in Fiscal Year 2008-09. Caseload is expected to increase in Fiscal Year 2009-10 by approximately 301,200 to 7.19 million eligible people.

     Medi-Cal expenditures are estimated to be $39.2 billion ($12.9 billion General Fund) in Fiscal Year 2008-09 and $39.3 billion ($10.9 billion General Fund) in Fiscal Year 2009-10. The net increase of $100 million of Medi-Cal expenditures in Fiscal Year 2009-10 is due primarily to budgeting for an increase in caseload, and managed care capitation rate adjustments offset by budget reductions of $1.4 billion. The Amended 2009 Budget Act includes additional funding of $386.4 million ($193.2 million General Fund) to provide rate adjustments for Medi-Cal managed care plans, which is consistent with current State policy.

     Local Governments. The primary units of local government in the State are the 58 counties, which are responsible for the provision of many basic services, including indigent health care, welfare, jails and public safety in unincorporated areas. There also are 480 incorporated cities and thousands of special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978, which reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Counties, in particular, have had fewer options to raise revenues than many other local government entities and have been required to maintain many services.

     In the aftermath of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the loss of property tax monies, including taking over the principal responsibility for funding K-12 schools and community colleges. During the recession of the early 1990s, the Legislature eliminated most of the remaining components of post-Proposition 13 aid to local government entities other than K-12 schools and community colleges by requiring cities and counties to transfer some of their property tax revenues to school districts. However, the Legislature also provided additional funding sources (such as sales taxes) and reduced certain mandates for local services.

     The 2004 Budget Act, related legislation and the enactment of Constitutional Amendment #4 ("Amendment No. 4"), dramatically changed the State-local fiscal relationship. These constitutional and statutory changes implemented an agreement negotiated between the Governor and local government officials (the "State-local agreement") in connection with the 2004 Budget Act. One change relates to the reduction of the vehicle license fee ("VLF") rate from 2% to 0.65% of the market value of the vehicle. In order to protect local governments, which have previously received all VLF revenues, the reduction in VLF revenue to cities and counties from this rate change was replaced by an increase in the amount of property tax that they receive.

     As part of the State-local agreement, Amendment No. 4 was enacted by the Legislature and subsequently approved by the voters at the November 2004 election (Proposition 1A). Amendment No. 4 amended the State Constitution to, among other things, reduce the Legislature's authority over local government revenue sources by placing restrictions on the State's access to local governments' property, sales, and VLF revenues as of November 3, 2004. Beginning with Fiscal Year 2008-09, the State will be able to borrow up to 8% of local property tax revenues, but only if the Governor proclaims such action is necessary due to a severe State fiscal hardship, two-thirds of both houses of the Legislature approve the borrowing and the amount borrowed is required to be paid back within three years. The State also will not be able to borrow from local property tax revenues for more than two fiscal years within a period of ten fiscal years, and only if previous borrowings have been repaid. In addition, the State cannot reduce the local sales tax rate or restrict the authority of the local governments to impose or change the distribution of the statewide local sales tax. Amendment No. 4 also prohibits the State from mandating activities on cities, counties or special districts without providing for the funding needed to comply with the mandates. Beginning in Fiscal Year 2005-06, if the State does not provide funding for the activity that has been determined to be mandated, the requirement on cities, counties or special districts to abide by the mandate would be suspended.

     In light of the current fiscal situation, the Amended 2009 Budget Act authorizes the State to exercise its borrowing authority, which is estimated to generate $1.935 billion that will be used to offset General Fund costs for a variety of court, health, corrections, and K-12 programs. The legislation specifies the borrowed sums will be repaid, with interest, no later than June 30, 2013. The Amended 2009 Budget Act also contains a shift of $1.7 billion in redevelopment authority funds from current revenue and reserves in Fiscal Year 2009-10 and $350 million in Fiscal Year 2010-11, which allows redevelopment agencies to borrow from parent agencies. These revenues are then shifted to schools that serve the redevelopment areas. This frees an equal amount of base property tax that is shifted to the Supplemental Revenue Augmentation Funds in each county that are set up in the legislation and used for the same purposes.

     The California Redevelopment Association ("CDA"), which includes a number of redevelopment agencies among its members, has publicly announced that it is preparing to file a lawsuit challenging the $1.7 billion shift described above. The 2008 Budget Act included a shift of $350 million of redevelopment agency moneys. The CSA challenged that shift, and a trial court held that the legislation providing for the shift was invalid, which prevented the State from shifting the funds for Fiscal Year 2008-09. The State is appealing the trial court decision. The State has subsequently enacted legislation that addresses the concerns noted by the trial court, which the State believes will enable the proposed $1.7 billion shift to go forward in 2009-10. The Amended 2009 Budget Act does not assume any State General Fund Proposition 98 cost reduction from the Fiscal Year 2008-09 legislation.

     Trial Courts. Prior to legislation enacted in 1997, local governments provided the majority of funding for the State's trial court system. The legislation consolidated trial court funding at the State level in order to streamline the operation of the courts, provide a dedicated revenue source and relieve fiscal pressure on the counties. The State's trial court system will receive approximately $2.8 and $2.5 billion in State resources in Fiscal Years 2008-09 and 2009-10, respectively and $499 million in resources from the counties in each fiscal year. The Amended 2009 Budget Act reflects $393 million in General Fund reductions, $100 million of which is a one-time reduction. In addition, recent legislation provides California's court system with increased fees and fines to expand and repair its infrastructure to address significant caseload increases and reduce delays. The fees raised by this legislation are intended to support up to $5 billion in lease revenue bonds. Additional legislative authorization is required prior to the issuance of such lease revenue bonds.

     Proposition 98. On November 8, 1988, voters approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Any amount not funded by local property taxes is funded by the General Fund. Proposition 98 (as modified by Proposition 111, enacted on June 5, 1990), guarantees K-14 schools a certain variable percentage of General Fund revenues, based on certain factors including cost of living adjustments, enrollment and per capita income and revenue growth.

     Legislation adopted prior to the end of Fiscal Year 1988-89, implementing Proposition 98, determined the K-14 schools' funding guarantee to be 40.7% of the General Fund tax revenues, based on Fiscal Year 1986-87 appropriations. However, that percentage has been adjusted to approximately 40% to account for a subsequent redirection of local property taxes that directly affected the share of General Fund revenues to schools. Proposition 98 permits the Legislature by two-thirds vote of both Houses, with the Governor's concurrence, to suspend the minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain excess State tax revenues to K-14 schools, but no such transfers are expected for Fiscal Year 2008-09 or 2009-10.

     In the February 2008 fiscal emergency special session, the Legislature reduced Fiscal Year 2007-08 Proposition 98 appropriations by $506.8 million; however, $295.4 million was offset by re-appropriating prior year Proposition 98 savings. The remaining $211.4 million reduction eliminated appropriations from programs that encountered implementation delays. The State has since reconciled final Proposition 98 appropriations for Fiscal Year 2007-08. As a result, the final Fiscal Year 2007-08 Proposition 98 Guarantee was $56.6 billion and the General Fund share was $42.0 billion; moreover, Proposition 98 appropriations exceeded the minimum guarantee by $183 million.

     In February 2009, the State adopted a budget package that included funding the Proposition 98 Guarantee for both Fiscal Years 2008-09 and 2009-10 at the minimum-required levels of $50.7 billion and $56.0 billion, respectively. The Initial 2009 Budget Act reduced Fiscal Year 2008-09 Proposition 98 appropriations by $7.3 billion a combination of payment deferrals, fund re-designations, and program reductions. In comparison to the Fiscal Year 2008-09 revised Proposition 98 spending level, the Initial 2009 Budget Act included an additional $4.6 billion to backfill prior-year one-time solutions and $252 million to fund growth adjustments. The Fiscal Year 2009-10 Proposition 98 appropriation level reflected an additional $702 million in program reductions.

     Since the adoption of the Initial 2009 Budget Act, the State's revenues have continued to decline. To continue funding at the minimum-required funding levels, in July 2009, Proposition 98 funding levels were again reduced for both Fiscal Year 2008-09 and 2009-10. The Fiscal Year 2008-09 Proposition 98 funding level is now $49.1 billion. Furthermore, the Amended 2009 Budget Act reduces Fiscal Year 2009-10 appropriations by $5.6 billion.

     In 2004, legislation suspended the Proposition 98 guarantee, which, at the time the 2004 Budget Act was enacted, was estimated to be $2.004 billion. That estimate, however, has been increased by an additional $1.6 billion due to subsequent revenue growth in the General Fund. This suspended amount is added to the existing maintenance factor. This funding, along with approximately $1.1 billion in Fiscal Year 2005-06 was the subject of a lawsuit, which has recently been settled. The terms agreed upon consist of retiring this approximately $2.7 billion obligation beginning in Fiscal Year 2007-08 with a $300 million payment, followed by annual payments of $450 million beginning in Fiscal Year 2008-09 until it is paid in full. The payment has been suspended in the Amended 2009 Budget Act. In addition, legislation was approved to refinance the State's Series 2003A Bonds (discussed below), which became effective on January 1, 2007. The first $900 million in additional funds raised from the refinancing offset initial settlement costs.

     Appropriations for Fiscal Years 1995-96, 1996-97, 2002-03 and 2003-04 are estimated cumulatively to be $1.4 billion below the amounts required by Proposition 98 because of increases in State tax revenues above previous estimates. Legislation enacted in August 2004 annually appropriates $150 million per year, beginning in Fiscal Year 2006-07, to repay prior year Proposition 98 obligations. The current estimate of the remaining obligation is $1.292 billion. The 2005 Budget Act funded $16.8 million toward these settle-up obligations, which reduced the first Fiscal Year 2006-07 settle-up appropriation, from $150 million to $133.2 million. The 2006 Budget Act included this appropriation along with a $150 million prepayment of the Fiscal Year 2007-08 allocation. Legislation related to the 2008 Budget Act suspends the Fiscal Year 2008-09 allocation. As a result, the outstanding settle-up balance as of the 2008 Budget Act is $1.1 billion. The February 2009 budget package used the $1.1 billion to pay for school district revenue limit costs in Fiscal Year 2008-09. The Amended 2009 Budget Act has further clarified that Proposition 98 appropriations for Fiscal Year 2006-07 are $212 million below the amounts required by the Proposition 98 minimum guarantee. This amount should be appropriated by the Legislature beginning in Fiscal Year 2014-15.

     Constraints on the Budget Process. Over the years, a number of laws and Constitutional amendments have been enacted that restrict the use of General Fund or special fund revenues, or otherwise limit the Legislature's and Governor's discretion in enacting budgets. More recently, a new series of Constitutional amendments have affected the budget process. These include

Proposition 58, approved in 2004, which requires the adoption of a balanced budget and restricts future borrowing to cover budget deficits, Proposition 1A, approved in 2004, which limits the Legislature's power over local revenue sources, and Proposition 1A, approved in 2006, which limits the Legislature's ability to use sales taxes on motor vehicle fuels for any purpose other than transportation. This, and other recent Constitutional amendments affecting the budget process, are described below.

     Proposition 58 (Balanced Budget Amendment). Proposition 58, approved in 2004, requires the State to enact a balanced budget, establish a special reserve in the General Fund and restricts future borrowing to cover budget deficits. As a result, the State may have to take more immediate actions to correct budgetary shortfalls. Beginning with the budget for Fiscal Year 2004-05, Proposition 58 requires the Legislature to pass a balanced budget and provides for mid-year adjustments in the event that the budget falls out of balance. The balanced budget determination is made by subtracting expenditures from all available resources, including prior-year balances.

     Proposition 58 requires that a special reserve (the BSA) be established in the General Fund. The BSA will be funded by annual transfers of specified amounts from the General Fund, unless suspended or reduced by the Governor or until a specified maximum amount has been deposited. Proposition 58 also prohibits certain future borrowing to cover budget deficits. This restriction applies to general obligation bonds, revenue bonds, and certain other forms of long-term borrowing. The restriction does not apply to certain other types of RANs or RAWs currently used by the State or inter-fund borrowings.

     Local Government Finance (Proposition 1A of 2004). Approved in 2004, Proposition 1A amended the State Constitution to reduce the Legislature's authority over local government revenue sources by placing restrictions on the State's access to local governments' property, sales, and vehicle license fee revenues as of November 3, 2004. Beginning with Fiscal Year 2008-09, the State will be able to borrow up to 8% of local property tax revenues, but only if the Governor proclaims such action is necessary due to a severe State fiscal hardship and two-thirds of both houses of the Legislature approves the borrowing. The amount borrowed is required to be paid back within three years. The State also will not be able to borrow from local property tax revenues for more than two fiscal years within a period of 10 fiscal years. In addition, the State cannot reduce the local sales tax rate or restrict the authority of local governments to impose or change the distribution of the statewide local sales tax.

     Proposition 1A further requires the State to reimburse cities, counties, and special districts for mandated costs incurred prior to Fiscal Year 2004-05 over a term of years. The Amended 2009 Budget Act delays the third payment of these claims. The remaining estimated cost of claims for mandated costs incurred prior to Fiscal Year 2004-05 is $983 million.

     In light of the current fiscal situation, the Amended 2009 Budget Act authorizes the State to exercise its Proposition IA borrowing authority. This borrowing is estimated to generate $1.935 billion that will be used to offset state General Fund costs for a variety of court, health, corrections, and K-12 programs. The enabling legislation specifies the borrowed sums will be repaid, with interest, no later than June 2013.

     Proposition 49 (After School Education Funding). An initiative statute, called the "After School Education and Safety Program of 2002," was approved by the voters in 2002, and requires the State to expand funding for before and after school programs in public elementary and middle schools. This increase was first triggered in Fiscal Year 2006-07, which increased funding for these programs to $550 million. These funds are part of the Proposition 98 minimum-funding guarantee for K-14 education and can only be reduced in certain low revenue years.

     Transportation Financing (Proposition IA of 2006). On November 7, 2006, voters approved Proposition IA to protect Proposition 42 transportation funds from any further suspensions. The new measure modified the constitutional provisions of Proposition 42 in a manner similar to Proposition 1A of 2004, so that if such suspension occurs, the amount owed by the General Fund must be repaid to the Transportation Investment Fund within three years, and only two such suspensions can be made within any ten-year period. The 2006 Budget Act fully funded the Proposition 42 transfer at $1.415 billion for Fiscal Year 2006-07, and also included $1.415 billion for advance repayment of a portion of prior year suspensions. The 2007 Budget Act fully funded the Proposition 42 transfer at $1.439 billion and required repayment for remaining Proposition 42 debts at $83 million for Fiscal Year 2007-08. The 2008 Budget Act fully funds the Proposition 42 transfer for Fiscal Year 2008-09 at $1.320 billion with another $83 million to repay a portion of past suspensions. The Amended 2009 Budget Act fully funds the Proposition 42 transfer for Fiscal Year 2009-10 at $1.441 billion with another $83 million to repay a portion of past suspensions.

Sources of Tax Revenue

     Personal Income Tax. The California personal income tax, which accounted for 53% of General Fund tax revenues in Fiscal Year 2007-08, is closely modeled after Federal income tax law. It is imposed on net taxable income (gross income less exclusions and deductions), with rates ranging from 1% to 9.3% (1.25% to 9.55% for tax years 2009 and 2010) that are adjusted annually based on the change in the Consumer Price Index. Personal, dependent and other credits are allowed against the gross tax liability. In addition, taxpayers may be subject to an alternative minimum tax ("AMT"). The personal income tax structure is highly progressive. For instance, it is estimated that the top 1% of taxpayers paid 48.1% of the total personal income tax in the 2007 tax year.

     A proposal to add a 1% surcharge on taxable income over $1 million in addition to the 9.3% rate, became effective January 1, 2005. The proceeds of the tax surcharge are required to be used to expand county mental health programs.

     Taxes on capital gains and stock options, which are largely linked to stock market performance, add a significant dimension of volatility to personal income tax receipts. Capital gains and stock option tax receipts have accounted for as much as 14.8% and as little as 4.5% of

General Fund revenues over the last ten years. It is estimated that capital gains and stock option tax receipts will account for 5.5% of General Fund revenue and transfers in Fiscal Year 2008-09 and 3.6% of General Fund revenue in Fiscal Year 2009-10.

     Sales and Use Tax. The sales and use tax, which accounted for 26% of General Fund tax revenues in Fiscal Year 2007-08, is imposed upon retailers and consumers for the privilege of selling and using tangible personal property in California. Most retail sales and leases are subject to the tax. However, exemptions have been provided for certain essentials such as food for home consumption, prescription drugs, gas delivered through mains and electricity. Other exemptions provide relief for a variety of sales ranging from custom computer software to aircraft.

     As of April 1, 2009, the breakdown of the base State and local sales tax rate of 8.25% is as follows: 6% is imposed as a General Fund tax; 0.5% is dedicated to local governments for health and welfare program realignment; 0.5% is dedicated to local governments for public safety services; 1.0% local tax imposed under the Uniform Local Sales and Use Tax Law, with 0.25% dedicated to county transportation purposes and 0.75% for the city and county general-purpose use; and 0.25% deposited into the Fiscal Recovery Fund which will be available for annual appropriation by the Legislature to repay the ERBs.

     Existing law provides that 0.25% of the basic 5% State tax rate may be suspended in any calendar year upon State certification by November 1 in any year in which the both following occur: (1) the General Fund reserve (excluding the revenues derived from the 0.25% sales and use tax rate) is expected to exceed 3% of revenues in that fiscal year (excluding the revenues derived from the 0.25% sales and use tax rate) and (2) actual revenues for the period May 1 through September 30 equal or exceed the May Revision forecast. The 0.25% rate will be reinstated the following year if the State subsequently determines conditions (1) or (2) above are not met for that fiscal year. The Department of Finance estimates that the reserve level will be insufficient to trigger a reduction for calendar year 2009.

     Corporation Tax. Corporation tax revenues, which accounted for 12% of General Fund tax revenues in Fiscal Year 2007-08, are derived from the following taxes and/or sources: (1) the franchise tax and the corporate income tax, which are levied at an 8.84% rate on profits; (2) banks and other financial corporations that are subject to the franchise tax plus an additional tax at the rate of 2% on their net income; (3) the AMT, which is imposed at a rate of 6.65%, is similar to the Federal AMT and is based on a higher level of net income computed by adding back certain tax preferences; (4) a minimum franchise tax of up to $800, which is imposed on corporations subject to the franchise tax but not on those subject to the corporate income tax (new corporations are exempted from the minimum franchise tax for the first two years of incorporation); (5) Sub-Chapter S corporations, which are taxed at 1.5% of profits; and (6) fees paid by limited liability companies, which account for 2.8% of revenues (the constitutionality of these fees is currently being challenged in one pending litigation).

     Insurance Tax. The majority of insurance written in California is subject to a 2.35% gross premium tax. For insurers, this premium tax takes the place of all other State and local taxes except those on real property and motor vehicles. Exceptions to the 2.35% rate are certain pension and profit sharing plans that are taxed at the lesser rate of 0.5%, surplus lines and non-admitted insurance at 3% and ocean marine insurers at 5% of underwriting profits.

     The State Board of Equalization ruled in December 2006 that the premium tax insurers pay should be calculated on a cash basis rather than the accrual method required by the Department of Insurance. This ruling is expected to result in a total loss of $406 million spread over several years; the impact is estimated to be $15 million in Fiscal Year 2008-09, $212 million in Fiscal Year 2009-10 and $121 million in Fiscal Year 2010-11.

     Other Taxes. Other General Fund major taxes and licenses include: estate, inheritance and gift taxes; cigarette taxes; alcoholic beverage taxes; horse racing license fees and trailer coach license fees.

     The California estate tax is based on the State death tax credit allowed against the Federal estate tax, and is designed to pick up the maximum credit allowed against the Federal estate tax return. The Federal Economic Growth and Tax Reconciliation Act of 2001 phases out the Federal estate tax by 2010. It also reduced the State pick-up tax by 25% in 2002, 50% in 2003, and 75% in 2004 and eliminated it beginning in 2005. These provisions sunset after 2010; at that time, the Federal estate tax will be re-instated along with the State's estate tax, unless future Federal legislation is enacted to make the provisions permanent.

     Special Fund Revenues. The State Constitution and statutes specify the uses of certain revenue. Such receipts are accounted for in various special funds. In general, special fund revenues comprise three categories of income: (i) receipts from tax levies, which are allocated to specified functions such as motor vehicle taxes and fees and certain taxes on tobacco products; (ii) charges for special services to specific functions, including such items as business and professional license fees; and (iii) rental royalties and other receipts designated for particular purposes (e.g., oil and gas royalties). Motor vehicle related taxes and fees accounted for approximately 34% of all special fund revenues in Fiscal Year 2007-08. Principal sources of this income are motor vehicle fuel taxes, registration and weight fees and VLFs. During Fiscal Year 2007-08, $8.6 billion was derived from the ownership or operation of motor vehicles. About $3.5 billion of this revenue was returned to local governments. The remainder was available for various State programs related to transportation and services to vehicle owners.

     Taxes on Tobacco Products. Proposition 10, approved in 1998, increased the excise tax imposed on distributors selling cigarettes in California to 87¢ per pack effective January 1, 1999. At the same time, this proposition imposed a new excise tax on cigars, chewing tobacco, pipe tobacco and snuff at a rate equivalent to the tax increase on cigarettes. In addition, the higher excise tax on cigarettes automatically triggered an additional increase in the tax on other tobacco products effective July 1, 1999, with the proceeds going to the Cigarette and Tobacco Products Surtax Fund. The State's excise tax proceeds are earmarked for childhood development, education, health, research and other programs.

     American Recovery and Reinvestment Act. Congress enacted the American Recovery and Reinvestment Act in February 2009 ("ARRA"), which provides approximately $787 billion of economic stimulus actions in the form of direct payments from the Federal government and tax relief to individuals and businesses nationwide. The stimulus bill provides about $330 billion in aid to states, about $170 billion for Federal projects and non-state aid, and about $287 billion of tax relief.

     The State estimates ARRA will have an $85.4 billion effect in California, including $55.2 billion in state aid and an additional $30.2 billion in tax relief. The State believes that over the 18 month course of ARRA, Californians can expect to see a $19.5 billion investment in health and human services, $11.8 billion investment in education, $5.2 billion investment in labor and workforce development, and $4.7 billion investment in transportation infrastructure.

     The Amended 2009 Budget Act includes an estimated $4.9 billion of Federal stimulus revenues being available to offset General Fund expenditures in Fiscal Year 2009-10.

State Economy and Finances

     Following a half decade of strong economic and revenue growth in the late 1990s and into 2000, during Fiscal Year 2001-02, as the State and national economies feel into a recession and the stock markets dropped significantly, the State experienced an unprecedented drop in revenues largely due to reduced personal income taxes. During Fiscal Years 2001-04, the State encountered severe budgetary difficulties because of reduced revenues and failure to make equivalent reductions in expenditures, resulting in successive budget deficits. The State's economy rebounded strong during Fiscal Years 2004-2006, with the result that General Fund revenues were substantially higher in each year than had been projected at the start of the year. This allowed the budgets in those years to end with substantial positive balances. The State continued to utilize a combination of expenditure cuts, cost avoidance, internal and external borrowings and one-time measures such as securitization of tobacco settlement revenues and sale of ERBs to produce balanced budgets.

     Final estimates relating to Fiscal Year 2006-07 indicated that the State experienced more favorable results than were projected at the time the 2006 Budget Act was signed. As a result of the revised estimates and improved economic results that generated increases in tax revenues, the State estimated that the fund balance at June 20, 2006 was about $3.5 billion, of which $3 billion was in the SFEU.

     2007 Budget Act. The 2007 Budget Act was adopted by the Legislature on August 21, 2007 and signed by the Governor on August 24, 2007. The 2007 Budget Act included the largest reserve of any budget act in the State's history ($4.1 billion) due to the large number of risks in the Act. At the time of the release of the 2008-09 Governor's Budget, many of these risks had occurred and the planned reserve was not sufficient to keep the budget balanced through June 30, 2008. Accordingly, the Legislature convened a special session and took a series of actions to close the budget gap, in addition to certain actions taken independently by the Governor.

     Under the 2007 Budget Act, General Fund revenues and transfers were projected to increase 6%, from $95.5 billion in Fiscal Year 2006-07 to $101.2 billion in Fiscal Year 2007-08. The 2007 Budget Act contained General Fund appropriations of $102.3 billion, compared to $101.7 billion in Fiscal Year 2006-07. The June 30, 2008 total reserve was projected to be $4.1 billion, similar to the estimated June 30, 2007 reserve.

     During Fiscal Year 2007-08, the State faced a number of issues that have impacted the General Fund and reduced the budget reserves included in the 2007 Budget Act, including (i) deterioration of revenues primarily as a result of weaker economic conditions; (ii) reduction in reserves by $500 million as a result of an adverse court ruling involving delayed payments to the State Teachers' Retirement Fund; and (iii) higher than expected Proposition 98 spending. Approximately $3.5 billion of the budget solutions included in the 2007 Budget Act were onetime actions, which could not be repeated in Fiscal Year 2008-09.

     It was projected that the State would end Fiscal Year 2007-08 with a total reserve of $858.5 million, compared with the original estimate of $4.1 billion in the 2007 Budget Act. Subsequent projections estimated a total reserve at June 30, 2008 of $3.113 billion. The continuation of a positive budget reserve was significantly affected by two one-time revenue sources totaling $4.8 billion: sale of ERBs ($3.313 billion) and transfer of the BSA reserve to the General Fund ($1.495 billion).

     As part of the adoption of the 2008 Budget Act, General Fund revenues for Fiscal Year 2007-08 were projected at $102 billion, an increase of $1.8 billion from 2007 Budget Act projections. In addition, General Fund expenditures for Fiscal Year 2007-08 were projected at $103.4 billion, an increase of $1.1 billion compared to the 2007 Budget Act projection. Legislation was adopted at the fiscal emergency special session to reduce expenditures in Fiscal Year 2007-08 and lower certain base expenditures for Fiscal Year 2008-09, which resulted in $4.3 billion of budget solutions for Fiscal Year 2007-08 and $2.7 billion of budget solutions in Fiscal Year 2008-09.

     2008 Budget Act. The 2008 Budget Act was adopted by the Legislature on September 16, 2008 and signed by the Governor on September 23, 2008. The 2008 Budget Act, combined with actions taken during the fiscal emergency legislative session, resolved the $17.3 billion budget deficit and was projected to provide a modest reserve of $1.7 billion, but projected a deficit of $1 billion for Fiscal Year 2009-10. Under the 2008 Budget Act, General Fund revenues and transfers were projected to decrease from $103 billion in Fiscal Year 2007-08 to $102 billion in Fiscal Year 2008-09, and General Fund appropriations were estimated at $103.4, up only $100 million from Fiscal Year 2007-08. The June 30, 2009 total reserve was projected to be $1.7 billion, a decrease of $1.4 billion from the June 30, 2008 reserve.

The 2008 Budget Act had the following major General Fund components:

     1. Deficit Matters. The 2008 Budget Act resolved the budget deficit via a number of solutions, 46% of which are expenditure reductions totaling $7.9 billion. Additional solutions included: $8.4 billion in revenue increases, $0.7 billion in borrowing, a reduction in the reserve of $306 million, $855 million in transfers to the General Fund from other special funds, savings from the delay of enacting the 2008 Budget Act, a Governor's Executive Order reducing the use of certain part-time employees by the State, the use of $500 million of revenue from sales tax on gasoline to offset certain General Fund costs associated with transportation, and other one-time budgetary actions.

     2. Cash Flow Management. In order to reduce the need for external borrowing, the Legislature approved a plan to smooth cash flow imbalances by shifting certain payments for some programs. This plan was projected to reduce the need for external borrowing by $3 to $4 billion in Fiscal Year 2008-09.

     3. Proposition 98. The Proposition 98 Guarantee for Fiscal Year 2008-09 was projected to grow to $58.1 billion. The 2008 Budget Act fully funds the Proposition 98 minimum guarantee, appropriating $41.9 billion from the General Fund and the remainder from local revenue.

     4. K-12 and Higher Education. Total expenditures for K-12 education programs in Fiscal Year 2008-09 were projected to be $71.9 billion ($42 billion from the General Fund). The 2008 Budget Act reflects total funding for higher education of $20.7 billion, including $14.2 billion General Fund and Proposition 98 sources for all major segments of higher education.

     5. Health and Human Services. The 2008 Budget Act includes funding of $31 billion from the General Fund for Health and Human Services Programs, which is an increase of $ 1.6 billion from the revised Fiscal Year 2007-08 estimate.

     6. Transportation Funding. The 2008-09 Budget Act includes $1.42 billion to fully fund Proposition 42 in Fiscal Year 2008-09.

     The 2008 Budget Act was one of the latest ever enacted, having been delayed until mid-September 2008 as a result of the difficulty of balancing the budget with reduced revenues, as declining economic conditions were already evident. The 2008 Budget Act, however, was based on revenue assumptions made in the spring of 2008, which proved to be greatly overstated by the time actual revenue results for September and October 2008 were received. Since the enactment of the 2008 Budget Act, economic conditions in the State worsened considerably from projections. The 2009-10 Governor's Budget projected that the State would end Fiscal Year 2008-09 with no reserve, compared to the original estimate of $1.7 billion. Subsequent projections estimated a total reserve deficit on June 30, 2009 of $3.4 billion, down $5.1 billion from the 2008 Budget Act estimate. Given the dramatic decline in General Fund revenues and the emergence of a $41.6 billion combined current and budget year General Fund gap, the Governor called three special sessions of the Legislature on November 6, December 1, and December 19, 2008 to take actions on various budget items in order to reduce expenditures in Fiscal Year 2008-09 and address the State's cash shortage.

     2009 Budget Act. The State's budget for Fiscal Year 2009-10 was enacted in an unusual sequence. Because of strong disagreement in the Legislature as to the amount of corrective actions which would be taken by tax increases versus expenditure reductions, a compromise was not reached until February 2009. At that time, amendments to the 2008 Budget Act were enacted along with, more than four months early, a full budget act for Fiscal Year 2009-10 (the "Initial 2009 Budget Act"). The State enacted $36 billion in solutions to what was then estimated to be a $42 billion General Fund budget gap for Fiscal Years 2008-09 and 2009-10. It also provided for five budget-related measures that would have provided an estimated $6 billion in additional budget solutions, to be placed before the voters on May 19, 2009. These measures were all rejected by the voters.

     Under the Initial 2009 Budget Act, based on then-current assumptions about the State's financial circumstances, and assuming receipt of approximately $8 billion of Federal stimulus funds to offset General Fund costs and voter approval of various ballot measures, General Fund revenues and transfers were projected to increase 9.3%, from $89.4 billion in Fiscal Year 2008-09 to $97.7 billion in Fiscal Year 2009-10. The Initial 2009 Budget Act contained General Fund appropriations of $92.2 billion, compared to $94.1 billion in Fiscal Year 2008-09. The June 30, 2010 total reserve was projected to be $2.1 billion, an increase of $5.5 billion compared to the estimated June 30, 2009 reserve deficit of negative $3.4 billion.

     As the recession deepened throughout the spring of 2009, revenues continued to erode and the budget again had fallen out of balance. On July 1, 2009 the Governor declared a fiscal emergency and called a special session of the Legislature to solve the new $24.3 billion deficit. The Legislature passed on July 24, 2009 and the Governor signed on July 28, 2009 the Amended 2009 Budget Act. The prior year's resources available balance in the Amended 2009 Budget Act reflects a net increase of $72 million for Fiscal Year 2008-09 since the 2008 Budget Act. Under the Amended 2009 Budget Act, General Fund revenues and transfers are projected to increase 6.4%, from a revised $84.1 billion in Fiscal Year 2008-09 to $89.5 billion in Fiscal Year 2009-10. The Amended 2009 Budget Act contains General Fund appropriations of $84.6 billion in Fiscal Year 2009-10, compared to $91.5 billion in Fiscal Year 2008-09, a 7.5% decrease. The June 30, 2010 total reserve is projected to be $500 million as compared to the revised June 30, 2009 reserve of negative $4.5 billion.

The Amended 2009 Budget Act contains the following major General Fund components:

     1. Addressing the Deficit. The $60 billion in budget solutions adopted for Fiscal Years 2008-09 and 2009-10 ($36 billion in solutions were adopted in February 2009 and $24 billion in July 2009) are wide-ranging and touch all three of the State's major revenue sources (personal income taxes, corporation taxes and sales and use taxes). Spending cuts are implemented in virtually every state program that receives General Fund support. The budget solutions include spending reductions of $31 billion. The spending reductions consist primarily of reductions in education spending under Proposition 98 ($14.9 billion), higher education ($3.3 billion), employee compensation ($2 billion) and reductions in other spending due to the use of redevelopment agency revenues and fund balances to pay costs that would otherwise be payable from the General Fund ($1.7 billion). The budget solutions also include an estimated receipt of $8 billion of Federal stimulus funds which will be used to offset General Fund expenditures. Additional solutions include $12.5 billion of tax increases and $8.4 billion of other solutions. Significant elements of the other budget solutions include:

     2. Federal Stimulus. The Amended 2009 Budget Act assumed the receipt of at least $8 billion from the ARRA to offset General Fund expenditures in Fiscal Years 2008-09 and 2009-10. As of the end of August 2009, approximately $5 billion has been received by the State.

     3. Cash Flow Management. The deterioration of revenues resulted in a cash shortage in Fiscal Years 2008-09 and 2009-10. In order to manage cash flow and provide for timely payments of the State's obligations, the Amended 2009 Budget Act includes a number of cash solutions to better balance timing of receipts and disbursements.

     4. Proposition 98. The Proposition 98 Guarantee for Fiscal Year 2009-10 is projected to be $50.4 billion, of which $35 billion is the General Fund portion.

     5. K-12 and Higher Education. The Amended 2009 Budget Act includes $66.7 billion for K-12 education programs for Fiscal Year 2009-10 of which $35 billion is funded from the General Fund. This reflects a decrease of $1.8 billion below the revised 2008 Budget Act. The Amended 2009 Budget Act reflects a total funding of $20.9 billion, including $12.5 billion General Fund and Proposition 98 sources for all major segments of Higher Education. This reflects an increase of $1.416 billion above the revised Fiscal Year 2008-09 estimate.

     6. Health and Human Services. The Amended 2009 Budget Act includes $24.8 billion in non-Proposition 98 General Fund expenditures for Health and Human Service Programs for Fiscal Year 2009-10, which is a decrease of $3.9 billion from the revised 2008 Budget Act. Due to the State's severe fiscal shortfall, the Initial 2009 Budget Act included $2.4 billion in proposed General Fund expenditure reductions in Health and Human Services programs in Fiscal Year 2009-10, and the Amended 2009 Budget Act include an additional $3.4 billion in General Fund expenditure reductions in these programs.

     7. Transportation Funding. The Amended 2009 Budget Act includes $1.441 billion of General Fund expenditures to fully fund local transportation programs in Fiscal Year 2009-10. Proposition 1B also was passed in November 2006, providing $19.9 billion in bonding authority for a total of 16 programs intended to address a broad range of transportation priorities including rehabilitation and expansion of highways, transit and transit security, port security, and air quality. The Amended 2009 Budget Act appropriates $4.2 billion of funds from the Proposition IB bond authorization. Additionally, the Amended 2009 Budget Act directs $953 million of funds from sales tax on fuels to offset costs of programs otherwise likely to be funded from the General Fund such as debt service on transit bonds and other transportation programs. Of this amount approximately $816 million is for uses substantially similar to those that are the subject of litigation related to the 2008 Budget Act.

     Because many of the actions taken to balance the Amended 2009 Budget Act were either one-time actions, involve loans which have to be repaid or are based on temporary revenue increases or the limited receipt of Federal stimulus funds, budget gaps of several billions of dollars a year are expected to recur in Fiscal Year 2010-11 and subsequent years. The DOF has projected that the State would, in the absence of taking additional steps to balance its budget, face operating deficits of $7.4 billion, $15.5 billion and $15.1 billion in Fiscal Years 2010-11, 2011-12 and 2012-13, respectively.

Litigation

     The State is a party to numerous legal proceedings. The following are the most significant pending proceedings, as reported by the Office of the Attorney General.

     Budget Related Litigation. Two cases challenge the $489 million in line-item vetoes the Governor made to the Amended 2009 Budget Act: Steinberg v. Schwarzenegger, et al. and St. John's Well Child and Family Center, et al. v. Schwarzenegger, et al. Both actions maintain that because the Legislature only reduced existing appropriations in the budget revision bill without making any new appropriations, the Governor was not entitled to use his line-item veto power. Both cases seek writ relief directing the Controller to enforce the existing appropriations as reduced by the Legislature and to declare the line-item vetoes void. Briefing in St. John's was expected to be complete by the end of September. The Court of Appeal gave permission to the Steinberg petitioners to intervene in the St. John's action, making it likely that the legitimacy of the vetoes will be decided in the appellate court.

     In Lord, et al. v. Schwarzenegger, et al., petitioners are a correctional officer and the employee organization designated as the exclusive bargaining representative of the officer and other correctional law employees. Petitioners allege that the State budget bill enacted in July 2009 violates the California Constitution provision that requires that a statute embrace one subject expressed in its title. The bill includes budget-related items intended to reduce various State expenses and increase various State revenues, including deferral of payment of state employee compensation and elimination of a rural health care subsidy paid to the petitioner and other state employees. Petitioners seek a declaration that the bill is unconstitutional and an injunction prohibiting the elimination of the rural health care subsidy as to any member represented by the employee organization. If petitioners are successful, this case could nullify the entire bill.

     In Shaw, et al. v. People ex rel. Chiang et al., the plaintiffs challenge certain provisions of the 2007 Budget Act and related legislation. Plaintiffs assert that approximately $1.2 billion in sales and use taxes collected on vehicle fuel were improperly appropriated to: (i) reimburse past debt service payments and to make current debt service payments on various transportation bonds; and (ii) to fund various other transportation programs. The trial court concluded: (1) the $409 million reimbursement to the General Fund from the Public Transportation Account for past debt service payments was illegal; and (2) the remaining $779 million in challenged appropriations are lawful. On appeal, the appellate court held that the entire $1.2 billion at issue had been improperly appropriated. The State filed a petition for review in the California Supreme Court, which was denied.

     In several cases, petitioners challenge the Governor's executive orders directing the furlough without pay of State employees. The first order, issued on December 19,2008, directed furloughs for two days per month, effective February 1, 2009 through June 30, 2010. The second, issued on July 1, 2009, required a third furlough day per month, effective through June 30, 2010. In four cases, the trial court upheld the Governor's authority to order furloughs:

Professional Engineers in California Government et al. v. Schwarzenegger, et al.; California Attorneys, Administrative Law Judges and Hearing Officers in State Employment v. Schwarzenegger, et al.; Service Employees International Union, Local 1000 v. Schwarzenegger, et al.; and California Correctional Peace Officers' Association v. Schwarzenegger, et al. Three of the petitioners have appealed.

     Various other actions are pending with respect to other challenges to these executive orders, including challenges to the application of the furlough to certain classes and types of employees, the accrual of furlough time, procedural violations concerning the promulgation of the order and unlawful interference with constitutionally mandated obligations to certain plan participants.

     In a separate action, Schwarzenegger; et al. v. Chiang, et al., the Governor is seeking an order to compel the State Controller to implement the reduction in wages as a result of the reduced work time (furlough) with respect to employees of other statewide elected executive branch officers, including the Lieutenant Governor, State Controller, Secretary of State, State Treasurer, Superintendent of Public Instruction, Insurance Commissioner, and Attorney General. The trial court ruled in favor of the Governor, and various parties have appealed.

     In Baird v. Chiang, et al., filed as a class action on behalf of persons or entities issued IOUs as payment upon State contracts, plaintiff asserts that the issuance of IOUs violates the U.S. Constitution and State law. Plaintiff seeks an injunction against further issuance of IOUs and immediate payment of outstanding IOUs.

     Tax Refund Cases. A pending case challenges the imposition of limited liability company fees by the Franchise Tax Board ("FTB"). Bakersfield Mall LLC v. Franchise Tax Board, was filed as a class action on behalf of all limited liability companies operating in California and is pending in the trial court. If it proceeds as a class action, the claimed refunds would be significant.

     Plaintiff in River Garden Retirement Home v. California v. Franchise Tax Board alleges that the penalty under the State's tax amnesty program is unconstitutional. The statute imposed a new penalty equal to 50% of accrued interest from February 1, 2005, to March 31, 2005 on unpaid tax liabilities for taxable years for which amnesty could have been requested. The trial court granted summary judgment for the FTB, and plaintiff appealed. The potential fiscal impact of the case could be in excess of $300 million.

     Nortel Networks Inc. v. State Board of Equalization, a tax refund case, involves the interpretation of certain statutory sales and use tax exemptions for "custom-written" computer software and licenses to use computer software. The trial court ruled in favor of plaintiff and the State Board of Equalization appealed. A ruling adverse to the State Board of Equalization in this matter if applied to other similarly situated taxpayers could have a significant negative impact, in the range of approximately $500 million annually, on tax revenues.

     In two cases, Abbott Laboratories v. Franchise Tax Board and River Garden Retirement Home v. California Franchise Tax Board, the plaintiffs are challenging the denial of a deduction for dividends under the State's Revenue and Taxation Code. After the Tax Code was held to be unconstitutional, the FTB allowed a deduction for all dividends for years in which the normal 4-year statute of limitations prevented additional assessments and denied a deduction for all dividends for all taxpayers for all years in which the 4-year statue was still open. In Abbott Laboratories, plaintiff asserts that the proper remedy is to allow a deduction for all dividends based upon a judicial reformation of the statue on constitutional grounds. The trial court dismissed the complaint, which was upheld on appeal. Plaintiff has filed a petition for review with the State Supreme Court. In River Garden, the trial court sustained the demur of the FTB on this issue; plaintiff also challenges the tax amnesty penalty. An adverse ruling in these matters, applied in the context of other statutes, could have a significant revenue impact.

     In Computer Services Tax Cases (Dell, Inc. v. State Board of Equalization), the appellate court ruled that the State Board of Equalization improperly collected sales and use tax on optional service contracts that Dell sold with computers. The State will now be required to refund the tax with interest. The amount of the refund has not yet been determined, but, with interest, may exceed $250 million.

     Petitioners in California Taxpayers Association v. Franchise Tax Board challenge a section of Revenue and Taxation Code which imposes a penalty for large understatement of corporate tax, alleging it violates the State and Federal constitutions, and was not properly enacted. The trial court ruled in favor of the Franchise Tax board. Petitioner has appealed. An adverse ruling enjoining collection of the tax could have a significant impact on tax revenue.

     Environmental Cleanup and Energy-Related Matters. In the matter of Leviathan Mine, Alpine County, California, Regional Water Quality Control Board, Lahontan Region, State of California, the State, as owner of the Leviathan Mine, is a party through the Lahontan Regional Water Quality Control Board (the "Board"), which is the State entity potentially responsible for performing certain environmental remediation at the Leviathan Mine site. Also a party is ARCO, the successor in interest to the mining company that caused certain pollution of the mine site. The Leviathan Mine site is listed on the Environmental Protection Agency (the "EPA") Superfund List, and both remediation costs and costs for natural resource damages may be imposed on the State. The Board has undertaken certain remedial action at the mine site, but the EPA's decision on the interim and final remedies are pending. ARCO filed a complaint on November 9, 2007, against the State, the State Water Resources Control Board, and the Lahontan Regional Water Quality Control Board. Atlantic Richfield Co. v. State of California. ARCO seeks to recover past and future costs, based on the settlement agreement, the State's ownership of the property, and the State's allegedly negligent past clean up efforts. It is possible these matters could result in a potential loss to the State in excess of $400 million.

     In Pacific Lumber v. State of California, plaintiffs are seeking injunctive relief and damages against defendants State Water Resources Council, North Coast Water Quality Control Board, and the State of California for the alleged breach of the Headwaters Agreement, which involved the sale of certain timberlands by plaintiffs to Federal and State agencies. The plaintiffs allege that the State's environmental regulation of their remaining timberlands constitute a breach of the prior agreement. The State denies plaintiffs' claims. The current plaintiffs are successors in interest to the original plaintiffs who are debtors in a bankruptcy proceeding, and have alleged in that proceeding that the value of the litigation ranges from $626 million to $639 million in the event liability is established. The possible fiscal impact on the General Fund is unknown at this time.

     In City of Colton v. American Professional Events, Inc. et al, two defendants involved in a liability action for contaminated ground water have filed cross complaints seeking indemnification from the State and the Regional Water Quality Control Board in an amount of up to $300 million.

     Escheated Property Claims. In three cases, plaintiffs claim that the State has an obligation to pay interest on private property that has escheated to the State, and that failure to do so constitutes an unconstitutional taking of private property: Trust Realty Partners v. Westly,

Suever v. Connell, and Taylor v. Chiang. The Trust Realty Partners lawsuit focuses on the State's elimination of interest payments on unclaimed property claims. It is not styled as a class action suit, but in addition to seeking damages, the case seeks a common fund recovery and injunctive relief. After the trial court's initial interim order that the State pay interest on certain claims made before the amendment to the Code was reversed on appeal, the matter is again pending in the trial court.

     Both Suever and Taylor are styled as class actions but to date no class has been certified. Like the plaintiffs in Trust Realty Partners, the Suever and Taylor plaintiffs argue that the State's failure to pay interest on claims paid violated their constitutional rights. In Suever, the district court concluded that the State is obligated to pay interest to persons who reclaim property that has escheated to the State, but its ruling did not specify the rate at which interest must be paid. The district court certified this issue for appeal. Plaintiffs in Suever and Taylor also assert that for the escheated property that has been disposed of by the State, plaintiffs are entitled to recover, in addition to the proceeds of such sale, any difference between the sale price and the property's highest market value during the time the State held it; the State asserts that such claims for damages are barred by the Eleventh Amendment. The district court granted the State's motion for summary judgment on this claim in Suever, and plaintiffs appealed. The Ninth Circuit ruled against plaintiffs on the two consolidated Suever appeals, holding that the State is not required to pay interest and that the Eleventh Amendment bars plaintiffs from suing in Federal court for anything other than the return of their property or the proceeds of its sale. The Ninth Circuit denied plaintiffs' request for rehearing.

     Action Seeking Damages for Alleged Violations of Privacy Rights. In Gail Marie Harrington-Wisely, et al. v. State of California, et al., a proposed class action, plaintiffs seek damages for alleged violations of prison visitors' rights resulting from the Department of Corrections' use of a body imaging machine to search visitors entering State prisons for contraband. This matter has been certified as a class action. The trial court granted judgment in favor of the State. Plaintiffs' appeal has been dismissed and the trial court denied plaintiff's motion for attorneys' fees. Plaintiffs may seek further review of the trial court's rulings. If plaintiffs were successful in obtaining an award of damages for every use of the body-imaging machine, damages could be as high as $3 billion.

     The plaintiff in Gilbert P. Hyatt v. Franchise Tax Board was subject to an audit by the FTB involving a claimed change of residence from California to Nevada. Plaintiff alleges a number of separate torts involving privacy rights and interference with his business relationships arising from the audit. The trial court ruled that plaintiff had not established a causal relation between the audit and the loss of his licensing business with Japanese companies; the Nevada Supreme Court denied review of this ruling. The economic damages claim exceeds $500 million. On the remaining claims, the jury awarded damages of approximately $387 million, including punitive damages, and over $1 million in attorneys' fees. The total judgment with interest is approximately $490 million. The State appealed and the Nevada Supreme Court has granted a stay of execution on the judgment pending appeal. The State will vigorously pursue its appeal of this unprecedented award.

     Actions to Increase Amount of State Aid for Dependent Children. In Katie A., et al. v. Bonta, et al., a class action against Department of Health Services ("DHS"), Department of Social Services and the City of Los Angeles, plaintiffs seek to expand Medicaid-covered services for mentally disordered children in foster care. The district court issued a preliminary injunction ordering the State defendants to provide additional services to class members. Further, the court ordered the State defendants and plaintiffs to meet and confer both to develop a plan to implement the preliminary injunction and to come to consensus on whether the court should appoint a special master. On appeal, the Ninth Circuit reversed the decision of the district court and remanded the matter for further proceedings. Plaintiffs filed another motion for preliminary injunction in the district court. The district court vacated the motion without prejudice and appointed a special master to assist the parties in resolving differences. At this time, it is unknown what financial impact this unprecedented litigation would have on the General Fund.

Local Government Mandate Claims and Actions. In litigation filed in November 2007,

California School Boards Association et al. v. State of California et al., plaintiffs, including the San Diego County Office of Education and four school districts, allege the State has failed to appropriate approximately $900 million for new State-required programs or services in violation of the State Constitution. Plaintiffs sought declaratory and injunctive relief, including an order compelling reimbursement. The trial court ruled that the Legislature had improperly failed to fund State education mandates, but refused to grant writ relief for the $900 million sought by the plaintiffs. The State has appealed the ruling regarding the failure to fund mandates and plaintiffs filed a cross-appeal regarding the denial of an order to pay $900 million allegedly owed. The trial court judgment has been stayed pending resolution of the appeal. At this time it is unknown what fiscal impact this matter would have upon the General Fund.

     In Department of Finance v. Commission on State Mandates, et al, the DOF is seeking to overturn a determination of the Commission on State Mandates that a State law requiring the development of a behavioral intervention plan for certain children receiving special education services exceeds the Federal requirements for individualized education plans and, therefore, is an unfunded State mandate. The parties have reached a settlement agreement, subject to legislative approval, under which the State would pay school districts $510 million in retroactive reimbursements over six years starting in Fiscal Year 2011-12, and will permanently increase the special education funding formula by $65 million annually, beginning in Fiscal Year 2009-10. If the Legislature does not approve the settlement, trial in this matter is set for December 2009.

     In January 1987, the Commission on State Mandates determined that a test claim known as Graduation Requirements constitutes a reimbursable State-mandated program by requiring completion of a second science course for graduation from high school. An eligible claimant is any school district or county office of education, except for community college districts, that incur increased costs as a result of the mandate. In November 2008, following court action on consolidated cases involving challenges to the State Controller's Office reduction of claims San Diego Unified School District, el a1. v. Commission on State Mandates, el al. and Woodland Joint Unified School District v. Commission on State Mandates, et al., the Commission adopted revised parameters and guidelines which included a reasonable reimbursement methodology for claiming increased teacher costs. Historically, education-related State mandate claims are funded from moneys provided to meet the Proposition 98 Guarantee. The Commission's adoption of the revised parameters and guidelines could result in a reimbursement requirement that exceeds the funding available through the Proposition 98 Guarantee in anyone fiscal year. The DOF is currently preparing to appeal the Commission's decision.

     Actions Relating to Certain Tribal Gaming Compacts. In June 2004, the State entered into amendments to tribal gaming compacts between the State and five Indian Tribes (the "Amended Compacts"). Those Amended Compacts are being challenged in three pending cases. A decision unfavorable to the State in the cases described below could eliminate future receipts of gaming revenues anticipated to result from the Amended Compacts, and could delay or impair the State's ability to sell a portion of the revenue stream anticipated to be generated by these Amended Compacts.

     In Rincon Band of Luiseno Mission Indians of the Rincon Reservation v. Schwarzenegger, et al. the plaintiff (the "Rincon Band"), sought an injunction against implementation of the Amended Compacts on grounds that their execution and ratification by the State constituted an unconstitutional impairment of the State's compact with the Rincon Band. The Rincon Band asserts that its compact contains an implied promise that the State would not execute compacts or compact amendments with other tribes that would have an adverse impact on the Rincon Band's market share by allowing a major expansion in the number of permissible gaming devices in California. The complaint also asserts that the State breached Rincon's compact, principally by incorrectly calculating the total number of gaming device licenses, and a claim for damages sough for a separate alleged breach of compact but did not dismiss Rincon's other breach of compact claims, including a claim that the State failed to negotiate a compact amendment with the Rincon Band in good faith. The district court entered a separate judgment with respect to the dismissed claims, and plaintiff appealed. On appeal, the Rincon Band does not challenge the validity of the Amended Compacts. The appellate court reversed the dismissal of the claim involving the total number of gaming device licenses and affirmed the dismissal of the Rincon's claim for damages. The U.S. Supreme Court denied the State's petition, seeking review of the Ninth Circuit's decision to allow the challenge to the number of authorized gaming device licenses to proceed in the absence of other tribal parties.

     Hollywood Park Land Co., et al. v. Golden State Transportation, et. al. is an action brought by various horse racetrack interests, challenging validity of the proposed issuance of tribal gaming bonds. Plaintiffs claim that the bonds violate provisions of the California Constitution and seek injunctive relief. The Gabrielino-Tongva Tribe and a tribal councilman filed a notice of appearance and contest the validity of the bonds and the bond contracts. Additionally, they seek a declaration that provisions of the Amended Compacts are invalid and void and a declaration that the State regulations that address remedies for alleged violation of tribal gaming compacts, violate the due process rights of the tribe and its members. The trial court granted judgment in favor of the defendants; plaintiffs appealed.

     San Pasqual Bank of Mission Indians v. State of California, et al. plaintiff seeks a declaration that more aggregate slot machines licenses are available for issuance to all tribes that signed compacts with the State than the number of such licenses determined by the State in 2002. Should relief be granted and more licenses available, the Five Tribes' obligations to continue to fund State transportation bonds under the Amended Compacts would be rendered uncertain because the Amended Compacts contemplated the license pool created by the 1999 Compact would remain fixed at the number determined by the State. An expanded license pool would thus present questions about the Five Tribes' monetary obligations that would presumably be required to be addressed by amendment of the Amended Compacts. The district court dismissed the complaint, and plaintiff appealed. The appellate court reversed the order and remanded the matter back to district court.

     In Twenty-Nine Palms Band of Mission Indians v. Schwarzenegger; et al., plaintiff seeks a declaration that monetary distributions made to tribe members and derived from its casino gambling operation profits and income earned by tribe members by means of employment at the tribe casino, are exempt from State taxation based upon the Federal Constitution, Federal statutes and the Tribal Compact between plaintiffs and the State. It is currently unknown what the fiscal impact of this matter might be upon the General Fund, should the plaintiff obtain a favorable ruling that may be applicable to other similarly situated taxpayers.

     Prison Healthcare Reform. The adult prison health care delivery system includes medical health care, mental health care and dental health care. The annual budget for this system is approximately $2 billion. The system is operated by the California Department of Corrections and Rehabilitation, and affects approximately 33 prisons throughout the State. There are three significant cases pending in Federal district courts challenging the constitutionality of prison health care. Plata v. Schwarzenegger is a class action regarding the adequacy of medical health care; Coleman v. Schwarzenegger is a class action regarding mental health care; and Perez v. Tilton is a class action regarding dental health care. A fourth case, Armstrong v. Schwarzenegger is a class action on behalf of inmates with disabilities alleging violations of the Americans with Disabilities Act and Section 504 of the Rehabilitation Act. In Plata the district court appointed a Receiver, who took office in April 2006, to run and operate the medical health care portion of the health care delivery system. The Plata Receiver and the Special Master appointed by the Coleman court, joined by the court representatives appointed by the Perez and Armstrong courts, meet routinely to coordinate efforts in these cases. To date, ongoing costs of remedial activities have been incorporated into the State's budget process. However, at this time, it is unknown what financial impact this litigation would have on the State's General Fund, particularly in light of the unprecedented step of appointing a Receiver of medical health care. The Receiver filed a motion in the Plata case, asking the court to hold the Governor and State Controller in contempt for failing to fund prison healthcare capital projects that the Receiver wishes to construct and to order the State to pay $8 billion to fund such projects. On October 27, 2008, the district court ordered the State to transfer $250 million to the Receiver. The court indicated it would proceed later with the additional amounts requested by the Receiver. The State appealed that order and the Ninth Circuit dismissed the State's appeal for lack of jurisdiction, stating that the order to pay $250 million was an interim order in the contempt proceedings. On March 24, 2009, the district court denied the State's motion to terminate the Receiver, and the State has appealed that order.

     In Plata and Coleman a three-judge panel was convened consider plaintiffs' motion for to issue a prisoner release order. The motions alleged that prison overcrowding was the primary cause of unconstitutional medical and mental health care. After a trial, in August 2009, the panel issued an order requiring the State to prepare a plan for the release of approximately 46,000 prisoners in the next two years. The State has filed an appeal in the U.S. Supreme Court.

     Actions Seeking Medi-Cal Reimbursements and Fees. In Orinda Convalescent Hospital, et al. v. Department of Health Services, plaintiffs challenge a quality assurance fee charged to certain nursing facilities and a Medi-Cal reimbursement methodology applicable to such facilities that were enacted in 2004, alleging violations of Federal Medicaid law, the Federal and State constitutions and State law. Plaintiffs seek a refund of fees paid and to enjoin future collection of the fee. If an injunction against collection of the fee is issued, it could negatively affect the State's receipt of Federal funds. At this time it is unknown what fiscal impact this matter would have upon the General Fund.

     Two pending cases challenge State legislation requiring reductions in Medi-Cal reimbursements to Medi-Cal providers. In Independent Living Center of Southern California, et al. v. Shewry, et al., health care advocates, Medi-Cal providers and recipients challenge various reductions, payment holds and delays in cost-of-living adjustments in the State Supplementary Program for the Aged, Blind and Disabled. Plaintiffs seek injunctive relief to prevent implementation of these measures. This matter has been removed to Federal court. The district court granted in part a preliminary injunction, requiring the State, as of August 18, 2008, to pay the rates in effect prior to the reduction. The district court thereafter issued a second preliminary injunction, restoring the rates in effect prior to the reduction, as of November 2008, for two additional categories of services. The State and plaintiffs appealed and the Ninth Circuit affirmed the preliminary injunctions and also found that the district court erred in making the injunction effective as of August 18, 2008, and that the injunction should apply to services rendered on or after July 1, 2008. The State has filed petitions for rehearing. A final decision adverse to the State in this matter could result in additional costs to the General Fund of $56 million.

     In California Medical Associate, et al. v. Shewry, et al., professional associations representing Medi-Cal providers seek to enjoin implementation of the Medi-Cal rate reductions planned to go into effect on July 1, 2008, alleging that the legislation violates Medicaid requirements, State laws and regulations and the California Constitution. The trial court denied plaintiffs' motion for a preliminary injunction, plaintiffs filed an appeal, which was dismissed at their request. Plaintiffs have indicated that they will file an amended petition seeking the retrospective relief the Ninth Circuit awarded in the Independent Living case, above, after final disposition of that case. A final decision adverse to the State in this matter would result in costs to the General Fund of $508.2 million.

     In Centinela Freeman Emergency Medical Associates, et al. v. David Maxwell-Jolly, et al., filed as a class action on behalf of emergency room physicians and emergency department groups, plaintiffs claim that Medi-Cal rates for emergency room physicians are below the cost of providing care. Plaintiffs seek damages and injunctive relief, based on alleged violations of the Federal Medicaid requirements, State law and the Federal and State Constitutions. At this time it is unknown what fiscal impact this case would have on the General Fund.

     Actions Seeking Americans with Disabilities Act Compliance for Pedestrian Facilities. The State's highway system includes approximately 2,500 miles of conventional (non-freeway) highways that include sidewalks and other pedestrian facilities. The Department of Transportation's current design standards include ADA-compliant standards for new construction, but a significant portion of previously constructed intersections at existing locations either remain to have curb ramps installed, or have previously-installed ADA curb ramps that need modification to meet evolving ADA standards. In addition, appellate decisions have extended the applicability of ADA requirements to sidewalks. Californians for Disability Rights, Inc. v. California Department of Transportation et al. is a class action on behalf of mobility-impaired and visually impaired Californians alleging violations of the ADA and Section 504 of the Rehabilitation Act regarding these pedestrian facilities. The lawsuit attempts to accelerate and expand the Department's ongoing ADA efforts on existing facilities. Costs for both new construction and remedial work associated with such efforts come from the State Highway Account. Since 1995, the Department's ADA compliance costs have exceeded $100 million. At this time, the exact financial impact of this litigation on the State Highway Account is unknown, but it is possible that any additional costs required by the courts could be funded by shifting money from other transportation projects rather than an increase in total State transportation expenditures.

     Construction-Related Actions Against the Department of Transportation. Willemsen, et al. v. State of California. et al. is an inverse condemnation action, nuisance and negligence action arising out of construction, maintenance and operation of a State highway. Owners of 595 homes seek damages, alleging excessive dust and noise as well as structural damage to some of the homes. A pending litigation matter, Otay River Constructors v. South Bay Expressway, et al., relates to an agreement between Caltrans and South Bay Expressway ("SBX") for the design, construction and operation of a private-public partnership project in San Diego County. SBX contracted with Otay River Constructors ("ORC") for the design and construction of the project, consisting of the privately-funded toll road initially contemplated by the parties and the publicly and privately funded gap and connector project to connect the toll road to existing State highways. ORC sued SBX, alleging cost overruns on the gap/connector project were caused by SBX, and SBX cross-complained against Caltrans for breach of contract and indemnification, seeking $295 million in damages. Trial is currently set for January 2010.

     In separate pending arbitration relating to the toll road, SBX is seeking approximately $278 million in damages based on the same theories as in the gap/connector litigation. ORC has filed a motion to join this arbitration with the litigation.

APPENDIX D

RISK FACTORS—INVESTING IN NEW YORK MUNICIPAL BONDS

     The following information constitutes only a brief summary, does not purport to be a complete description, and is based primarily on information drawn from the Annual Information Statement of the State of New York (the "State") and any updates available as of the date of this Statement of Additional Information. While the Fund has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

Economic Trends

     U.S. Economy. Recent estimates of economic growth for the fourth quarter of 2009 reinforce the view that the national recovery that began in the third quarter of last year picked up substantial momentum by the end of the year, as the national economy expanded 5.7% in the fourth quarter of 2009. Real household spending grew 2%, which is still weaker than most prior recoveries, indicating the continued impact of a historically weak labor market and tight credit markets. The strengthening global economy resulted in export growth, and nonresidential fixed investment, led by investment in equipment and software, ended its five-quarter string of declines with fourth quarter growth of 2.9% . Finally, a change in inventories of over $100 billion made a substantial contribution to fourth quarter growth. The Division of the Budget ("DOB") now projects growth of 3.1% in real U.S. Gross Domestic Product for 2010, following a decline of 2.4% for 2009.

     The U.S. Bureau of Labor Statistics released its 2009 benchmark revision to the national employment data, which indicated that about 8.4 million jobs have been lost since the start of the recession in 2008. Only 20,000 jobs were lost in January 2010, indicating a turning point in the labor market. On an annual average basis, DOB projects a decline of 0.3% for 2010, following a historic decline of 4.3% for 2009. This projection includes 1.2 million temporary jobs that will be created to conduct the 2010 Census.

     The current outlook calls for the national recovery to gain momentum throughout 2010, in large part led by a turnaround in business equipment and software spending and the end of the largest inventory correction since the 1930s. However, there are significant risks to this forecast. Although credit markets have improved substantially since a year ago, uncertainty remains about the quality of bank assets throughout the global financial system. The growing international volume of sovereign debt reflecting attempts by governments, including the United States, to hasten the pace of economic recovery, continues to create uncertainty. The large overhang of commercial real estate and related debt remains yet another source of risk. A negative credit market shock could result in a major setback to recoveries around the globe. Similarly, if the labor market fails to recover as projected, household spending, which still accounts for about two-thirds of the economy, could falter. On the positive side, lower than expected energy prices and inflation would give households more power to spend and could increase the speed of the recovery. The current forecast reflects continued spending under the Federal stimulus package passed in February 2009. If Congress should enact more stimulus spending than currently assumed, the recovery could proceed more quickly than currently forecasted.

     State Economy. The most recent data indicates that employment and wages for the second half of 2009 were weak. The release of the 2009 benchmark revision to the national employment data showed steep year-over-year declines in the third and fourth quarters of 2009. National employment trends represent key inputs to DOB's forecast for the State labor market. The DOB estimates State employment to have fallen 2.9% for 2009, to be followed by a decline of 0.6% for 2010. Private employment is expected to decline by 3.5% for 2009, followed by a decline of 0.9% for 2010. Correspondingly, the expected decline in State wages estimated for 2009 reflects a historic decline of 7.0%. Total State wages are projected to rise 3.5% for 2010.

     All of the risks to the U.S. forecast apply to the State forecast as well, although as the nation's financial capital, the credit crisis and equity market volatility pose a particularly large degree of uncertainty for New York. If political pressures result in financial sector firms reducing the cash portion of bonuses further than projected, State wages and the economic activity generated by the spending of those wages could be lower than expected. An even weaker labor market than projected could also result in lower wages, which in turn could result in weaker household consumption. Similarly, should the State's commercial real estate market weaken further than anticipated, taxable capital gains realizations could be negatively affected. These effects would ripple though the State economy, depressing both employment and wage growth. In contrast, stronger national and world economic growth, or a stronger upturn in stock prices, along with even stronger activity in mergers and acquisitions and other Wall Street activities, could result in higher wage and bonuses growth than projected.

     The City of New York. The fiscal demands on the State may be affected by the fiscal health of New York City, which relies in part on State aid to balance its budget and meet its cash requirements. The State's finances also may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market their securities successfully in the public credit markets. For its normal operations, the City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected.

     Other Localities. Certain localities outside the City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. Between 2004 and 2008, the State Legislature authorized 17 bond issuances to finance local government operating deficits. There were no additional authorizations in 2009. The potential impact on the State of any future requests by localities for additional oversight or financial assistance was not included in the projections of the State's receipts and disbursements for Fiscal Year 2009-10 or thereafter.

     Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. It is also possible that the City, other localities or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adverse affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.

     Special Considerations. Many complex political, social, and economic forces influence the State's economy and finances, which may in turn affect the State's annual financial plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and events that are not subject to the State's control and there can be no assurance that actual results will not differ materially and adversely from the current forecast. The most significant short-term risks include, but are not limited to: (i) performance of the national and State economies; (ii) impact of continuing write-downs and other costs affecting the profitability of the financial services sector and the related effect on bonus income and capital gains realizations; (iii) the impact of calendar year 2009 wage and bonus activity on State collections; (iv) increased demand in entitlement and claims-based programs such as Medicaid, public assistance and general public health; (v) access to the capital markets in light of the disruption in the municipal bond market; (vi) litigation against the State; and (vii) actions taken by the Federal government, including audits, disallowances, changes in aid levels, and changes to Medicaid rules.

     Labor Settlements. The current budget included a spending reserve of approximately $400 million in Fiscal Year 2009-10 and $275 million in both Fiscal Years 2010-11 and 2011-12 to finance potential agreements with unsettled unions. The reserve was calculated on the assumption that the agreements would have terms and conditions comparable to the contracts that have been ratified by other unions. Recent binding arbitration awards for correction officers and supervisors and settlements with State police investigators add costs above the pattern of settlements. The costs of the awards are accounted for in the revised projections. However, it is possible that additional awards will be granted to these unions as part of ongoing arbitration.

     An additional risk is the potential cost of collective bargaining agreements and salary increases for judges (and possibly other elected officials) in Fiscal Year 2009-10 and beyond. DOB estimates that if all remaining unsettled unions were to agree to the same terms that have been ratified by settled unions, it would result in added costs of approximately $250 million through Fiscal Year 2010-11 and $140 million in both Fiscal Years 2011-12 and 2012-13. There can be no assurance that actual settlements will not exceed the amounts included in the State's financial estimates. In addition, no reserve has been set aside for potential pay raises for judges.

     Bond Market Issues. Current projections reflect that the level of State-supported debt outstanding and debt service costs will continue to remain below the limits imposed by the Debt

Reform Act of 2000. However, the available room under the debt outstanding cap is expected to decline from $6.8 billion in Fiscal Year 2009-10 to $52 million in Fiscal Year 2012-13.

     Additionally, since February 2008, a significant number of auction rate municipal bonds have failed to attract buyers, including certain bonds backed by the State, resulting in "failed auctions" and a resetting of the periodic rates to rates in excess of that which would otherwise prevail in the short-term market. The auction failures have affected municipal issuers throughout the nation. Failed auctions generally do not reflect the credit strength of individual issuers, but reflect concerns relating to bond insurers that have insured these auction rate bonds as well as changes in the operation of the auction rate market itself. As an outcome of these failed auctions, governmental issuers are experiencing significantly higher service costs on auction rate bonds and bondholders are experience significantly less liquidity than has been anticipated. The State continues to adjust its variable-rate debt portfolio in response to widespread disruption in the municipal bond market.

     State Workforce. On March 24, 2009, the Executive announced that it would implement a Workforce Reduction Program ("WRP"). DOB expected that the WRP would result in a State workforce reduction equivalent to approximately 8,700 employees, and would generate savings of approximately $160 million in Fiscal Year 2009-10 growing to over $300 million in Fiscal Year 2010-11. The budget has been revised to reflect the agreement between the Governor and the State's two largest public employee unions in order to achieve alternative savings through measures other than potential layoffs. The agreement assumed $260 million in savings over the next two years through a severance payment program, the elimination of funded vacancies, and employee attrition. The DOB-approved agency plans would achieve those $260 million in cost-reductions and they are therefore reflected in financial estimates. The State continues to work toward enactment of other components of the agreement.

State Finances

     The State accounts for all budgeted receipts and disbursements that support programs and other administrative costs of running State government within the All Governmental Funds type. The All Governmental Funds, comprised of funding supported by State Funds and Federal Funds, provides the most comprehensive view of the financial operations of the State. State Funds includes the General Fund and other State-supported funds including State Special Reserve Funds, Capital Projects Funds and Debt Service Funds. The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes.

     Recent Trends. Following a period of solid operating results from Fiscal Years 2003-04 through 2006-07, State finances began to lose momentum during Fiscal Year 2007-08, preceding the State economy's contraction and concomitant decline in revenues in Fiscal Year 2008-09. As a result, the General Fund's closing balance had declined by more than $1 billion over the last three fiscal years, from $3.0 billion in Fiscal Year 2006-07, to $2.8 billion in Fiscal Year 2007-08 and to $1.9 billion in Fiscal Year 2008-09. DOB estimates that the General Fund will end

Fiscal Year 2009-10 with a shortfall of $1.4 billion, which it will carry over to Fiscal Year 2010-11.

Prior Fiscal Year Results.

     Fiscal Year 2006-07 Results. DOB reported a General Fund surplus of $1.5 billion for Fiscal Year 2006-07. Results for Fiscal Year 2006-07 were $1.5 billion higher than the 2006-07 Budget as a result of revenue revisions over initial projections ($1.4 billion) and changes to reserve fund balances ($767 million), partly offset by higher than initially projected spending ($607 million). Total receipts, including transfers from other funds, were $51.4 billion, and disbursements, including transfers to other funds, totaled $51.6 billion. The General Fund ended Fiscal Year 2006-07 with a balance of $3 billion, including $1.7 billion in general revenues. General Fund receipts, including transfers from other funds and the impact of the tax refund reserve transaction, totaled $51.4 billion in Fiscal Year 2006-07, an increase of $4.2 billion from Fiscal Year 2005-06. Tax receipts increased by $3.4 billion, transfers increased by $419 million, and miscellaneous receipts increased by $239 million. General Fund spending, including transfers to other funds, totaled $51.6 billion in Fiscal Year 2006-07, an increase of $5.1 billion from Fiscal Year 2005-06.

     Fiscal Year 2007-08 Results. The State ended Fiscal Year 2007-08 in balance. State revenues were $578 million lower than initial projections, while spending for the year finished at $299 million lower than expectations. The result was a $279 million decrease in cash reserves. The General Fund ended Fiscal Year 2007-08 with a balance of $2.8 billion, which included dedicated balances of $1.2 billion in the Rainy Day Reserve. General Fund receipts, including transfers from other funds and the impact of the tax refund reserve transaction, totaled $53.1 billion in Fiscal Year 2007-08, an increase of $1.7 billion from Fiscal Year 2006-07 results. While tax receipts decreased by $273 million, transfers increased by $1.9 billion and miscellaneous receipts increased by $191 million. General Fund spending totaled $53.4 billion in Fiscal Year 2007-08, an increase of $1.8 billion from Fiscal Year 2006-07.

     Fiscal Year 2008-09 Results (Unaudited). The State ended Fiscal Year 2008-09 in balance on a cash basis in the General Fund. General Fund receipts, including transfers from other funds, were $1.84 billion lower than initial projections, while spending for the year finished at $1.75 billion lower than expectations. The result was $83 million less in cash reserves than expected in the Fiscal Year 2008-09 enacted budget.

     The General Fund ended Fiscal Year 2008-09 with a balance of $1.9 billion, which included dedicated balances of $1.2 billion in the Rainy Day Reserve, the contingency reserve fund to guard against litigation risks ($21 million), the Community Projects Fund ($145 million) and $503 million in general reserves, $163 million of which DOB expects to use for payments initially planned for Fiscal Year 2008-09 that were delayed until Fiscal Year 2009-10. The year-end balance was substantially improved by the receipt of $1.3 billion in unplanned General Fund relief from the temporary increase in the Federal matching rate for certain Medicaid expenditures. General Fund receipts, including transfers from other funds and the impact of the tax refund reserve transaction, totaled $53.8 billion in Fiscal Year 2008-09, an increase of $707 million from Fiscal Year 2007-08 results. While tax receipts decreased by $94 million, miscellaneous receipts increased by $623 million and transfers increased by $178 million. General Fund spending totaled $54.6 billion in Fiscal Year 2008-09, an increase of $1.2 billion from Fiscal Year 2007-08.

Fiscal Year 2009-10 Enacted Budget Financial Plan

     The Enacted Budget for Fiscal Year 2009-10 (the "Fiscal Year 2009-10 Budget") attempted to closed the largest budget gap ever faced by the State. The combined current services budget gap for Fiscal Year 2008-09 and Fiscal Year 2009-10 totaled $20.1 billion, before the gap-closing actions approved by the Governor and Legislature and the receipt of extraordinary Federal aid. For perspective, the two-year budget gap that needed to be closed was equal to approximately 37% of total General Fund receipts in Fiscal Year 2008-09. The cumulative gap for the five-year planning period from Fiscal Year 2008-09 through 2012-13, before approved gap-closing actions, totaled $85.2 billion.

     The combined current-services gap for Fiscal Years 2008-09 and 2009-10 grew steadily between May 2008 and 2009, increasing four-fold over that period. The $15 billion increase in the combined gap was due almost exclusively to the precipitous decline in projected receipts, reflecting the severity of the current economic downturn and dislocation in the financial markets. The current recession has been characterized by a loss of vast sums of wealth from depressed equity and real estate markets. As of the fourth quarter of 2008, an unprecedented $12.8 trillion in net wealth had been destroyed nationwide since the third quarter of calendar year 2007. This is expected to have a substantial impact on taxable income and, by extension, State tax receipts.

     Elements of the Gap-Closing Plan. The gap-closing plan for Fiscal Years 2008-09 and 2009-10 was enacted in two parts. First, in early February 2009, the Governor and Legislature approved a deficit reduction plan ("DRP") for Fiscal Year 2008-09, which provided approximately $2.4 billion in savings over the two-year period, reducing the combined gap to $17.7 billion. Second, in March 2009, the Governor and Legislature reached final agreement on the Fiscal Year 2009-10 Budget, which included an additional $11.5 billion in gap-closing actions, for a total of $13.9 billion in gap-closing actions. The most significant actions include freezing the foundation aid and Universal Prekindergarten education aid programs at Fiscal Year 2008-09 levels; eliminating the Middle-Class STAR (school tax relief) rebate program (but maintaining the STAR exemption program that will provide $3.5 billion in property tax relief); instituting Medicaid cost containment; reducing the size of the State workforce; and increasing personal income tax rates on high income earners.

     In addition, the gap-closing plan included $6.15 billion in direct fiscal relief that the Federal government provided to the State under the American Recovery and Reinvestment Act of 2009 ("ARRA") to stabilize State finances and help prevent reductions in essential services. This extraordinary aid consists of $5 billion in State savings resulting from a temporary increase in the amount of Medicaid spending that is paid for by the Federal government and $1.15 billion in Federal aid provided by the ARRA's State Fiscal Stabilization Fund to restore proposed reductions in education, higher education, and other essential government services.

     DOB initially estimated that, after initial gap-closing actions and Federal aid, the General Fund the HCRA were balanced for Fiscal Year 2009-10, and left budget gaps of $2.2 billion in Fiscal Year 2010-11 and $8.8 billion and $13.7 billion in Fiscal Years 2011-12 and 2012-13, respectively. As required by law, the State ended Fiscal Year 2008-09 fiscal year in balance in the General Fund and HCRA. The State received $1.3 billion in Federal aid under ARRA in Fiscal Year 2008-09, of which it used $624 million to eliminate the Fiscal Year 2008-09 gap and $675 million that it applied to close a portion of the Fiscal Year 2009-10 gap. Based on DOB's initial estimates, the cumulative budget gap for the five-year period (Fiscal Years 2008-09 through 2012-13) was reduced from $85.2 billion to $24.6 billion, a reduction of approximately $60.6 billion–or over 70%–from the current-services forecast.

     Annual growth of the State-financed portion of the budget–that is, spending financed directly by State residents through State taxes, fees, and other revenues–was held nearly flat. General Fund disbursements, including transfers to other funds, were initially expected to total $54.9 billion in Fiscal Year 2009-10, an increase of $301 million (0.6%) from Fiscal Year 2008-09 results. Projected General Fund spending for Fiscal Year 2009-10 was reduced by $8.7 billion. State Operating Funds spending, which excludes Federal operating aid and capital spending, was projected to total $78.7 billion in Fiscal Year 2009-10, an increase of $574 million (0.7%) over Fiscal Year 2008-09 results.

     Before the dramatic economic events of 2008, the sustained growth in spending commitments since the last economic recovery was the principal contributor to the State's growing budget gaps. Over the last year, however, the precipitous decline in actual and projected receipts caused by the economic downturn had been the dominant cause of the extraordinary increase in the budget gaps. Accordingly, the gap-closing plan under the State's control (that is, excluding Federal aid) were weighted toward spending restraint, but also relied on substantial tax and fee increases. Actions to restrain spending constituted approximately 46% of the State portion of the gap-closing plan. Actions to increase receipts constituted approximately 39% of the plan. Non-recurring resources made up the remainder.

     Revisions to the Fiscal Year 2009-10 Budget. As of November 3, 2009, DOB estimated that the General Fund has a budget gap of $3.2 billion in the current fiscal year. The Governor proposed a Deficit Reduction Plan ("DRP") to eliminate the gap. The proposed DRP included actions that could be implemented administratively and actions that required the approval of the Legislature. In December 2009, the Governor and Legislature approved a DRP that provided an estimated $2.7 billion in Fiscal Year 2009-10 savings (including approximately $800 million in savings from administrative actions), leaving a shortfall of $414 million.

     Since then, DOB has made several substantive revisions to the current-services forecast for the current year that, taken together, increase the estimate of the General Fund shortfall by $966 million (to a total of $1.4 billion). The estimate for tax collections has been reduced by $1.1 billion, based on collections experience to date, and the estimate for Medicaid expenditures has been increased by $580 million, based on an increase in weekly payments to providers and updated enrollment data. An increase in the expected value of the Video Lottery Terminal ("VLT") franchise payment and lower estimated spending across a range of programs and activities offset in part the lower receipts and higher Medicaid spending.

     After accounting for the DRP and the forecast revisions, the General Fund has an estimated shortfall of $1.4 billion remaining in the current fiscal year. This estimate assumes the successful completion of, among other things, transactions related to the VLT franchise payment and the Battery Park City Authority. Rather than proposing additional gap-closing measures in the current fiscal year, when the range of options for achieving recurring savings is increasingly limited, the State expects to carry the budget shortfall forward into Fiscal Year 2010-11, and address it as part of a multi-year plan that emphasizes recurring savings. The State expects to end Fiscal Year 2009-10 with a cash balance of $1.4 billion in the General Fund, including $1.2 billion in the State's rainy day reserves.

     Year-To-Date Operating Results. The State's cash position continues to be a significant concern. On December 14, 2009 the Governor delayed the certification of $750 million in local assistance payments. This action was intended to preserve the State's liquidity position in light of the volatility of month-end revenue collections and the potential shortfalls in available cash that were at risk of occurring during a short period from mid-December 2009 to early January 2010. In addition, the DRP approved in December 2009 provided approximately $285 million in savings that were not included in prior cash flow forecasts.

     Based on preliminary results, the General Fund ended January 2010 with a cash balance of $3.2 billion, $693 million lower than previously projected. Through January 2010, receipts were $4 billion, or 8.9%, below the same period in Fiscal Year 2008-2009. All tax categories reflect an annual decline, but most of the drop is attributable to personal income tax collections ($3.6 billion). Through January 2010, spending was $2.3 billion, or 5.5%, lower than for the same period in the prior year. This is due primarily to the timing of pension payments; reductions in Medicaid spending resulting from the FMAP increase that lowers State-share spending; ongoing efforts to reduce agency operational spending; and reductions in transfers to other funds to support capital projects spending and State-share Medicaid costs. These declines are partly offset by growth in school aid, higher education, and mental hygiene spending.

Fiscal Year 2010-11 Executive Budget Financial Plan

     On January 19, 2010, the Governor presented his Executive Budget for Fiscal Year 2010-11 to the Legislature, which was subsequently updated and amended in February 2010. The Executive Budget reflected recommendations to eliminate a General Fund budget gap in Fiscal Year 2010-11 that was then estimated at approximately $8.2 billion. The budget gap included the estimated budget shortfall of $1.4 billion in the current fiscal year that was expected to be carried forward into Fiscal Year 2010-11.

     The Executive Budget would fully eliminate the Fiscal Year 2010-11 budget gap and also reduce the projected gap in Fiscal Year 2011-12 from $14.5 billion to $5.4 billion. The Executive Budget would, if enacted in its entirety, provide over $8.7 billion in gap-closing actions and resources that would permit the State to set aside nearly $500 million in resources above what is needed to balance the Fiscal Year 2010-11 budget to deal with fiscal uncertainties, reduce spending from the current-services forecast by approximately $5 billion in Fiscal Year 2010-11 in both the General Fund and in State Operating Funds, hold spending on all measures at well below the rate of inflation, excluding the impact of payment deferrals that artificially lower spending in Fiscal Year 2009-10 and increase it in Fiscal Year 2010-11 and maintain the State's rainy day reserves at $1.2 billion. The Executive Budget does not advance any proposals to close the budget gaps with deficit borrowing, which would likely have an immediate adverse impact on the State's credit rating and add to the long-term budget imbalance.

     Under the Executive Budget, the combined four-year budget gap (Fiscal Years 2010-11 through 2013-14) is reduced by more than half, declining from $62 billion to $28 billion. Reductions to current-services spending total approximately $5 billion in the State Operating Funds ($5.9 billion in the General Fund) and constitute 68% of the gap-closing plan. The proposed reductions affect nearly every activity financed by State government, ranging from aid to public schools to agency operations to capital expenditures.

     The gap-closing plan in the Executive Budget includes $1.2 billion in tax and fee increases. These include a new excise tax on syrup used in soft drinks and other beverages ($465 million), a franchise fee paid by grocery stores to allow the sale of wine ($254 million), a $1 per pack increase in the cigarette tax ($210 million), and an assessment on health care providers ($216 million), all of which are earmarked to help pay for existing health care expenses. In addition, audit and compliance activities are expected to increase the tax base by approximately $221 million annually.

     Non-recurring resources, which comprise 7% of the actions proposed in the Executive Budget, total $565 million. Importantly, this is less than the annual growth in savings achieved by recurring gap-closing actions which grow in value by approximately $1.4 billion from Fiscal Year 2010-11 to Fiscal Year 2011-12. As a result, the non-recurring actions will not increase the budget gap in Fiscal Year 2011-12.

     Anticipated Federal aid accounts for the balance of the gap-closing plan. On February 1, 2010, President Obama released his Executive Budget for Fiscal Year 2011, which recommended a six month extension of the temporary increase in the FMAP that was authorized in the ARRA. If approved by Congress, the proposed FMAP extension would help states maintain their Medicaid programs during a period of high enrollment growth and reduced state revenue. Under the ARRA, the higher FMAP for eligible Medicaid expenditures currently in effect would expire on December 31, 2010. DOB estimates that, if approved, the extension of higher FMAP through June 30, 2010 would provide approximately $1.1 billion in savings in Fiscal Years 2010-11 and 2011-12. If the extension of FMAP were not approved, the State would be required to take an additional $575 million in gap-closing actions, as well as eliminate the resources reserved for fiscal uncertainties.

     As of March 2, 2010, the Governor and New York Legislature agreed to decrease the tax receipts estimate by $850 million in total for Fiscal Years 2009-10 and 2010-11. It was agreed that both the national economy, and to a greater extent, the New York economy, will experience a weak recovery which will translate into slow receipts growth. DOB projects that the estimated budget gap for Fiscal Year 2010-11 will increase from $8.2 billion to approximately $9 billion as a result of the consensus forecast. The Executive Budget, as amended, identified gap-closing resources of $8.7 billion. Therefore, to provide for a balanced budget as required by law, the enacted budget for Fiscal Year 2010-11 must include approximately $350 million in additional gap-closing actions above the levels recommended in the Executive Budget.

     The Executive Budget also includes $500 million in Fiscal Year 2009-10 from two transactions that DOB now believes are not likely to occur until the latter half of Fiscal Year 2010-11 ($300 million from a VLT franchise payment and a $200 million transfer from the Battery Park City Authority). Accordingly, the budget shortfall that would need to be carried forward from Fiscal Year 2009-10 to Fiscal Year 2010-11 would increase to approximately $1.9 billion. DOB believes that, based on current information, it has sufficient cash management options available to manage the shortfall in Fiscal Year 2009-10 without the use of the State's $1.2 billion in rainy day reserves. However, a delay in these transactions will further strain the State's cash position and may require extraordinary cash management actions by DOB.

General Fund Out-Year Projections.

     DOB projects outyear budget gaps of $5.4 billion, $10.7 billion and $12.4 billion in Fiscal Years 2011-12, 2012-13 and 2013-14, respectively. General Fund spending is projected to grow at an average annual rate of 7.6% from Fiscal Years 2009-10 through 2013-14. Spending growth in the General Fund is projected to increase sharply in 2011-12, which will increase General Fund costs, and the loss of temporary Federal aid for education. Excluding these Federal aid amounts, which temporarily suppress General Fund costs in Fiscal Years 2009-10 and 2010-11, General Fund spending is projected to grow at approximately 5.1% on a compound annual basis. The spending is driven by Medicaid growth, rising costs for education, the State-financed cap on local Medicaid spending, employee and retiree health benefits, and child welfare programs.

     Outyear Receipts Projections. Overall, tax receipts growth in the three fiscal years following Fiscal Year 2010-11 is expected to grow within a range of 1.3 to 4.8%. This reflects an economic forecast of a return to modest growth in the State economy in the second half of 2010.

     Outyear Disbursement Projections. DOB forecasts General Fund spending of $60.3 billion in Fiscal Year 2010-11, an increase of $5.7 billion (10.4%) over estimated Fiscal Year 2009-10 levels. Growth in Fiscal Year 2011-12 is projected at $9.4 billion (15.6%) and in Fiscal Year 2012-13 at $5.1 billion (7.3%). The growth levels are based on current services projections, as modified by the administrative actions contained in the DRP. They do not reflect the potential impact of DRP actions that require the approval of the Legislature or other parties.

State Indebtedness

     General. Financing activities of the State include general obligation debt and State-guaranteed debt, to which the full faith and credit of the State has been pledged, as well as lease-purchase and contractual-obligation financing, moral obligation and other financing through public authorities and municipalities, where the State's legal obligation to make payments to those public authorities and municipalities for their debt service is subject to annual appropriation by the Legislature. The State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

Limitations on State-Supported Debt.

     Debt Reform Act of 2000. The Debt Reform Act of 2000 (the "Act") is intended to improve the State's borrowing practices, and it applies to all new State-supported debt issued on and after April 1, 2000. It also imposes phased-in caps on new debt outstanding and new debt service costs. The Act also limited the use of debt to capital projects and established a maximum term of 30 years on such debt. The cap on new State-supported debt outstanding began at 0.75% of personal income in Fiscal Year 2000-01, and will gradually increase until it is fully phased-in at 4.0% in Fiscal Year 2010-11. Similarly, the cap on covered debt service costs began at 0.75% of total State funds receipts in Fiscal Year 2000-01, and will gradually increase to 5.0% in Fiscal Year 2013-14.

     As of October 30, 2008, the cumulative debt outstanding and debt service caps were 3.32% each, and actual levels remained below the statutory caps. Between April 1, 2000 and March 31, 2008, the State issued new debt resulting in $21 billion of debt outstanding applicable to the debt reform cap, about $8.8 billion below the limitation. Debt service costs on this new debt totaled $1.7 billion in Fiscal Year 2007-08 or roughly $2.1 billion below the debt service limitation. Current projections reflect that the level of State-supported debt outstanding and debt service costs will continue to remain below the limits imposed by the Act. However, the available room under the debt outstanding cap is expected to decline from $6.8 billion in Fiscal Year 2009-10 to $52 million in Fiscal Year 2012-13.

     Variable Rate Obligations and Related Agreements. State statutory law authorizes issuers of State-supported debt to issue a limited amount of variable rate obligations and, subject to various statutory restrictions, enter into a limited amount of interest rate exchange agreements. State law limits the use of debt instruments which result in a variable rate exposure to no more than 20% of total outstanding State-supported debt, and limits the use of interest rate exchange agreements to a total notional amount of no more than 20% of total State-supported outstanding debt. As of March 31, 2009, State-supported debt in the amount of $47.0 billion was outstanding, resulting in a variable rate exposure cap and interest rate exchange agreement cap of approximately $9.4 billion each. As of March 31, 2009, both amounts are less than the statutorily cap of 20%, and are projected to be below the caps for the entire forecast period through Fiscal Year 2012-13.

     As of March 31, 2009, the State had five agencies or instrumentalities that had entered into a notional amount of $3.99 billion of interest rate exchange agreements that are subject to the interest rate exchange agreement cap, or 8.5% of total debt outstanding.

     The State is currently repositioning its swaps portfolio to mitigate the negative effects of the ongoing credit crisis in the global markets. From March 2008 through March 2009, the State terminated $2.0 billion notional amount of swaps. Of this amount, the bankruptcy of Lehman Brothers Holdings, Inc. resulted in the automatic termination of approximately $565 million notional amount of swaps. Given the current dislocations in the underlying variable rate markets and recent experience with the existing portfolio of swaps, the State has no plans to increase its swap exposure, and may take further actions to reduce swap exposures commensurate with variable rate restructuring efforts.

     The agreements outstanding as of March 31, 2009 involved eight different counterparties. Each agreement were part of refunding transactions that resulted in fixed rated that ranged between 2.86% and 3.66%, which were significantly lower than the fixed bond rates at the time the refunding bonds were issued. As of March 31, 2009, the net mark-to-market value of all the outstanding obligations (the aggregate termination amount) was approximately $577 million. The State plans to continue to monitor and manage counterparty risk on a monthly basis.

     A of March 31, 2009, the State had about $1.8 billion of outstanding variable rate debt instruments, or 3.8% of total debt outstanding, that are subject to the net variable rate exposure cap. That amount includes $1.65 billion of unhedged variable rate obligations and $128 million of synthetic variable rate obligations. In addition to these variable rate obligations, as of March 31, 2009, the State had outstanding $2.4 billion of fixed-rate obligations that may convert to variable rate obligations in the future. This amount included $1.75 billion in State-supported convertible rate bonds.

     State-Supported Debt. The State's debt affordability measures compare favorably to the forecasts contained in the State's Capital Program and Financing Plan. Issuances of State-supported debt obligations have been generally consistent with the expected sale schedule for the current year, with marginal revisions reflecting certain economic development bonding that occurred earlier in the year than originally anticipated.

     General Obligation Bond Programs. General obligation debt is currently authorized by the State for transportation, environment and housing purposes. Transportation-related bonds are issued for State highway and bridge improvements, aviation, highway and mass transportation projects and purposes, and rapid transport, rail, canal, port and waterway programs and projects. Environmental bonds are issued to fund environmentally sensitive land acquisitions, air and water quality improvements, municipal non-hazardous waste landfill closures and hazardous waste site cleanup projects. The amount of general obligation bonds issued in Fiscal Year 2008-09 (excluding refunding bonds) was $455 million, and as of March 31, 2009, the total amount of general obligation debt outstanding was $3.3 billion. It is estimated that approximately $599 million in general obligation bonds will be issued in Fiscal Year 2009-10.

     Lease-Purchase and Contractual-Obligation Financing Programs. Lease-purchase and contractual-obligation financing arrangements with public authorities and municipalities has been used primarily by the State to finance the State's bridge and highway programs, SUNY and

CUNY buildings, health and mental hygiene facilities, prison construction and rehabilitation and various other State capital projects. As of March 31, 2009, approximately $13.7 billion of State Personal Income Tax Revenue Bonds were outstanding. The Fiscal Year 2009-10 Budget projects that $4.1 billion of these bonds will be issued in Fiscal Year 2009-10.

     Debt Servicing. The Debt Reduction Reserve Fund (the "DRRF") was created in 1998 to set aside resources that could be used to reduce State-supported indebtedness either through the use of the DRRF as a pay-as-you-go financing source, reduce debt service costs or defease outstanding debt. Since Fiscal Year 1999-2000, over $1.3 billion has been deposited in the DRRF. The State spent $49 million of DRRF funds in Fiscal Year 2008-09 to defease high-cost debt. The Fiscal Year 2009-10 Enacted Budget authorizes up to $250 million for the DRRF to deal with uncertain market conditions. This appropriation will only be funded if resources become available, and would give the State the flexibility to react to market conditions and apply additional resources to mitigate risks in the State's debt portfolio. This appropriation could be used to fund swap termination costs, capital projects, cost of issuance, or to defease high cost debt.

     Fiscal Year 2009-10 State Supported Borrowing Plan. The State's Fiscal Year 2009-10 borrowing plan projects new issuance of $599 billion in general obligation bonds; $577 million in Dedicated Highway and Bridge Trust Fund Bonds issued to finance capital projects for transportation; $520 million in Mental Health Facilities Improvement Revenue Bonds issued to finance capital projects at mental health facilities; $100 million in SUNY Dormitory Facilities Revenue Bonds to finance capital projects related to student dormitories; and $4.1 billion in State Personal Income Tax Revenue Bonds to finance various capital programs.

Litigation

     General. The legal proceedings listed below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are deemed to be material, generally in excess of $100 million. These proceedings could adversely affect the State's finances in the current fiscal year or thereafter. Adverse developments in the proceedings could affect the ability of the State to maintain a balanced budget. The State believes that any budget will include sufficient reserves to offset the costs associated with the payment of judgments that may be required during the current fiscal year. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential budget resources available for the payment of judgments.

     Real Property Claims. In Oneida Indian Nation of New York, et al. v. State of New York, the alleged successors-in-interest to the historic Oneida Indian Nation seek a declaration that they hold a current possessory interest in approximately 250,000 acres of land that the tribe sold to the State in a series of transactions between 1795 and 1846, and ejectment of the State and surrounding counties from all publicly-held lands in the claim area. This case was dormant while the plaintiffs pursuant an earlier action which ended in an unsuccessful effort at a settlement. In 1998, the U.S. intervened in the case, and in December 1998 both the U.S. and the tribal plaintiffs moved for leave to amend their complaints to assert claims for 250,000 acres, including both monetary damages and ejectment, to add the State as a defendant and to seek class certification for all individuals who currently purport to hold title within the disputed land area. On September 25, 2000, the court granted the motions to amend the complaints to add the State as a defendant and to assert monetary damages, but denied the motions to seek class certification and the remedy of ejectment. On March 29, 2002, the court granted, in part, plaintiffs' motion to strike the State's defenses and counterclaims as to liability, but such defenses may still be asserted with respect to monetary damages. The court also denied the State's motion to dismiss for failure to join indispensable parties.

     Further efforts at settlement of this action failed to reach a successful outcome. While such discussions were underway, two significant decisions were rendered by the Supreme Court and the Second Circuit Court of Appeals which changed the legal landscape pertaining to ancient land claims: City of Sherrill v. Oneida Indian Nation of New York and Cayuga Indian Nation of New York v. Pataki. Taken together, these cases have made clear that the equitable doctrines of laches, acquiescence, and impossibility can bar ancient land claims. These decisions prompted the court to reassess its 2002 decision, which in part had struck such defenses, and to permit the filing of a motion for summary judgment predicated on the Sherrill and Cayuga holdings. On August 11, 2006, the defendants moved for summary judgment dismissing the action, based on the defenses of laches, acquiescence, and impossibility. By order dated May 21, 2007, the court dismissed plaintiffs' claims to the extent that they asserted a possessory interest, but permitted plaintiffs to pursue a claim seeking the difference between the amount paid and the fair market value of the lands at the time of the transaction. The court certified the May 21, 2007 order for interlocutory appeal and, on July 13, 2007, the Second Circuit granted motions by both sides seeking leave to pursue interlocutory appeals of that order. The appeals have been fully briefed before the Second Circuit, and oral argument was conducted in June of 2008. The case now awaits the court's decision.

     Other Indian land claims include Canadian St. Regis Band of Mohawk Indians, et al., v. State of New York, et al., and The Onondaga Nation v. The State of New York, et al. both in United States District Court.

     In the Canadian St. Regis Band of Mohawk Indians case, plaintiffs seek ejectment and monetary damages with respect to their claim that approximately 15,000 acres in Franklin and St. Lawrence counties were illegally transferred from their predecessors-in-interest. On July 28, 2003, the court granted, in most respects, the plaintiffs' motion to strike defenses and dismiss counterclaims. On October 20, 2003, the court denied the State's motion for a reconsideration of the July 28th decision regarding the State's counterclaims for contribution. On November 29, 2004, the plaintiff tribes, with one exception, approved a settlement with the State. On February 10, 2006, the district court stayed all proceedings and legislation until 45 days after the U.S. Supreme Court issued a final decision in the Cayuga Indian Nation of New York case. On November 6, 2006, after certiorari was denied in Cayuga, the defendants moved for judgment on the pleadings. Although the motion is fully briefed and awaiting decision, on April 16, 2008, the District Court issued an order staying the case until a decision is rendered with respect to the pending appeal in the Oneida case.

     In The Onondaga Nation v. The State of New York, et al., plaintiff seeks a judgment declaring that certain lands within the State are the property of the Onondaga Nation and the Haudenosaunee, and that conveyances of that land pursuant to treaties during the period from 1788-1822 are null and void. On August 15, 2006, based on Sherrill and Cayuga, the defendants moved for an order dismissing this action, based on the issue of laches. The motion is now fully briefed and awaiting decision.

     Cayuga Indian Nation of New York, et al. v. Pataki, et al., involved approximately 64,000 acres in Seneca and Cayuga Counties that the historic Cayuga Nation sold to the State in 1795 and 1807 in alleged violation of the Nonintercourse Act (first enacted in 1790) because the transactions were not held under Federal supervision, and were not formally ratified by the U.S. Senate and proclaimed by the President. In 2001, the court denied ejectment as a remedy and rendered a judgment against the State for in the net amount of $250 million. The State appealed the judgment. The tribal plaintiffs (but not the U.S. Government) cross-appealed, seeking ejectment of all of the present day occupants of the claimed land and approximately $1.5 billion in additional prejudgment interest.

     On June 28, 2005, the Second Circuit reversed and entered judgment dismissing the action, based upon the intervening Sherrill decision. The Second Circuit concluded that the same equitable considerations that the Supreme Court relied on in Sherrill applied to the Cayugas' possessory claim and required dismissal of the entire lawsuit, including plaintiffs' claims for money damages and ejectment. The Court also held that the United States' complaint-in-intervention was barred by laches. The Supreme Court denied certiorari in Cayuga on May 15, 2006.

     This case was closed but recently became active when the Cayuga plaintiffs filed a motion to have the judgment vacated and the case stayed until after the Second Circuit decides the appeal in Oneida. The motion is premised on the ruling in Oneida that, in spite of the decision in Cayuga, the tribal plaintiffs may proceed to prove a non-possessory claim for unjust compensation against the State. Further briefing on the plaintiffs' motion from relief from judgment has been suspended, pending the outcome of the Oneida appeal.

     Medicaid. Numerous cases challenge provisions of State law which alter the nursing home Medicaid reimbursement methodology. Included are New York State Health Facilities Association, et al., v. DeBuono, et al., St. Luke's Nursing Center, et al. v. DeBuono, et al., New York Association of Homes and Services for the Aging v. DeBuono, et al. (six cases), and Matter of Nazareth Home of the Franciscan Sisters, et al. v. Novello. Plaintiffs allege that the changes in methodologies have been adopted in violation of procedural and substantive requirements of State and Federal law.

     In New York Association of Homes and Services for the Aging v. DeBuono, et al., the U.S. District Court dismissed plaintiff's complaint on May 19, 2004. On April 6, 2006, the Second Circuit Court of Appeals affirmed the order of the District Court. This case is now concluded. Several related cases at the State level involving the same parties and issues had been held in abeyance pending the result of the litigation in Federal court.

     Tobacco Master Settlement Agreement. In Freedom Holdings Inc. et al. v. Spitzer et ano., two cigarette importers brought an action in 2002 challenging portions of laws enacted by the State under the 1998 Tobacco Master Settlement Agreement ("MSA") that New York and many other states entered into with major tobacco manufacturers. The initial complaint alleged: (1) violations of the Commerce Clause of the U.S. Constitution; (2) the establishment of an "output cartel" in conflict with the Sherman Act; and (3) selective nonenforcement of laws on Native American reservations in violation of the Equal Protection Clause of the U.S. Constitution. The District Court granted defendants' motion to dismiss the complaint for failure to state a cause of action. Plaintiffs appealed from this dismissal. In an opinion dated January 6, 2004, the United States Court of Appeals for the Second Circuit (1) affirmed the dismissal of the Commerce Clause claim; (2) reversed the dismissal of the Sherman Act claim; and (3) remanded the selective enforcement claim to the District Court for further proceedings. Plaintiffs have filed an amended complaint that also challenges the MSA itself (as well as other related State statutes) primarily on preemption grounds. On September 14, 2004, the District Court denied all aspects of plaintiffs' motion for a preliminary injunction, except that portion of the motion relating to the ability of tobacco manufacturers to obtain the release of certain funds from escrow. Plaintiffs appealed the denial of the remainder of the motion. In May 2005, the Second Circuit affirmed the denial of the preliminary injunction. In December 2006, the summary judgment motions and cross-motions were fully submitted to the District Court. By order dated July 7, 2008, the District Court requested updated statistical information and other information needed to resolve certain material questions. Following an evidentiary hearing, by order dated December 15, 2008 summarizing a preliminary decision, the District Court dismissed all of plaintiff's claims. On January 12, 2009, the Court issued its opinion and order granting judgment dismissing the complaint. Plaintiff has appealed; and the appeal is pending before the Second Circuit.

     In Grand River Ent. v. King, a cigarette importer raises the same claims as those brought by the plaintiffs in Freedom Holdings, in a suit against the attorneys general of thirty states, including New York. The parties have cross-moved for summary judgment and are awaiting the scheduling of oral argument.

     West Valley Litigation. In State of New York et al v. The United States of America et al., the State and the New York State Energy Research and Development Authority have filed suit seeking declarations that defendants are (i) liable under CERCLA for the State's response costs and for damages to the State's natural resources resulting from pollution releases from the West Valley site and a judgment reimbursing the State for these costs and damages, (ii) responsible to decontaminate and decommission the site and for future site monitoring and maintenance, and (iii) responsible for paying the fees for disposal of solidified high level radioactive waste at the site. The parties have agreed to stay the litigation and submit the issues to non-binding arbitration and early neutral evaluation.

     As a result of mediation, the parties filed a proposed Consent Decree on October 27, 2009, resolving part of the litigation. The order will propose to settle the claims for CERCLA allocation of costs and the obligations of the United States under the West Valley Demonstration Project by allocating among the parties specific percentages of the cost of each potential remedy for the various structures and contaminated areas on the site. The claim for natural resource damages would be dismissed pursuant to a tolling agreement that would give the plaintiffs three years in which to file a new action or seek another tolling period. The claim regarding the Federal government's obligation to pay fees for disposal of high level radioactive waste from the West Valley Demonstration Project is neither settled nor dismissed and will remain in litigation. The parties will ask the court to allow a thirty day period for the public to send comments to the State regarding the terms of the proposed Consent Decree. The State will review the comments and, if appropriate, move for entry of the Consent Decree.

     Representative Payees. In Weaver v. State of New York, the claimant alleges that executive directors of Office of Mental Health facilities, acting as representative payees under the Federal Social Security Act, have improperly received benefits due to patients and former patients and improperly applied those benefits to defray the cost of patient care and maintenance. The named claimant seeks benefits on her own behalf as well as certification of a class of claimants.

     On September 26, 2008, the State moved to dismiss the claim on the grounds that the claimant failed to file a motion to certify the class in a timely manner and that the claimant failed to identify the time and place in which each claim arose. The claimant has opposed the motion and cross-moved, seeking certification of the class, pre-certification discovery, and partial summary judgment. The State's reply papers were submitted on April 1, 2009. The State had also opposed the claimant's cross-motions, and has submitted a motion for summary judgment.

     On October 14, 2009, the claimant filed an amended complaint that, among other things, added a claimant, changed the class representative, revised the definition of the proposed class of claimants and dropped certain claims. The State resubmitted its motion to dismiss the class claims. After the court rules on the motion to dismiss, the State will file an answer with respect to the individual claims. After the answer is filed, the parties can move for summary judgment and, if necessary, move to certify the class.

     Bottle Bill Litigation. In International Bottled Water Association, et al. v. Paterson, et al., plaintiffs seek declaratory and injunctive relief declaring that certain amendments to the State's Bottle Bill enacted on April 7, 2009 as part of the Fiscal Year 2009-2010 Budget violate the due process clause, the equal protection clause and the commerce clause of the United States Constitution. By order entered May 29, 2009, the district court granted a preliminary injunction that (1) enjoined the State from implementing or enforcing the New-York exclusive universal product code provision of the Bottle Bill and (2) enjoined the State from implementing or enforcing any and all other amendments to the Bottle Bill signed into law on April 7, 2009, until April 1, 2010, to allow persons subject to the amendments sufficient time to comply with the law's requirements.

     The State defendants moved to modify the preliminary injunction. On August 13, 2009 the court modified the injunction so that its provisions applied only to water bottles, stating that the injunction would dissolve by October 22, 2009 unless the bottlers showed cause that due process required that the injunction should continue. On October 23, 2009, after reviewing the parties' submissions, the court lifted the injunction, allowing most parts of the State law requiring a five cent deposit on water bottles to take effect October 31, 2009. The court's decision, however, permanently enjoined the State from implementing a provision that required water bottles to bear a New York-exclusive universal product code on each bottle.

     Civil Service Litigation. In Simpson v. New York State Department of Civil Service et ano., plaintiffs have brought a class action claiming that a civil service test administered between 1996 and 2006 resulted in a disparate impact upon the class. Cross motions for summary judgment are currently pending in district court.

     Public Finance. In Bordeleau et al. v. State of New York, et al., a group of 50 individuals filed a complaint asking the trial court to enjoin certain expenditures of State funds and declare them to be illegal under the State Constitution. In particular, the plaintiffs claim that the State budget appropriates funds for grants to private corporations in violation of the Constitution, and also claim that certain enabling language in the State budget constitutes improper delegation of legislative power to the executive branch in violation.

     In addition to the State defendants, the complaint names as defendants certain public authorities and private corporations that are claimed to be recipients of the allegedly illegal appropriations. The State defendants and several other defendants moved to dismiss the complaint for failure to state a cause of action, for failure to join certain necessary parties, and for lack of a justiciable controversy. In a decision and order dated February 27, 2009 the trial granted the motion to dismiss the complaint, finding no Constitutional violation. The plaintiffs have submitted an appeal of the dismissal of their complaint. Opposing briefs are due on March 1, 2010.

     Metropolitan Transportation Authority. In Hampton Transportation Ventures, Inc. et al. v. Silver et al. plaintiffs challenge the constitutionality of a 2009 State law that imposed certain taxes and fees, including a regional payroll tax, the revenue from which is directed to the Metropolitan Transportation Authority. Plaintiffs seek a judgment declaring that enactment of the law violated various provisions of the State Constitution.

     School Aid. In Becker et al. v. Paterson et al., plaintiffs seek a judgment declaring that the Governor's determination to delay payment of school aid due by statute on December 15, 2009, violated various provisions of the State Constitution. Since the commencement of the suit, the school aid was released, and the plaintiffs amended their complaint to reflect late payment of the aid. Defendants were scheduled to submit a response to the complaint on February 18, 2010.

GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.

PART C. OTHER INFORMATION

Item 23.	Exhibits.

(a) (1)	Registrant’s Articles of Incorporation are incorporated by reference to Exhibit (1) (a) of Post-Effective
Amendment No. 20 to the Registration Statement on Form N-1A, filed on March 29, 1995. Registrant’s
Articles of Amendment and Articles Supplementary are incorporated by reference to Exhibits (1) (b) and
(1) (c), respectively, to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A,
filed on April 28, 1998.

(a) (2)	Articles of Amendment and Articles Supplementary are incorporated by reference to Exhibits (a) (2) and (a)
(3), respectively, to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A, filed on March 29, 2000.

(a) (3)	Articles Supplementary are incorporated by reference to Exhibit (a) (3) to Post-Effective Amendment No.
42 to the Registration Statement on Form N-1A, filed on February 10, 2005.

(a) (4)	Articles Supplementary are incorporated by reference to Exhibit (a) (4) to Post-Effective Amendment No.
44 to the Registration Statement on Form N-1A, filed on March 30, 2006.

(a) (5)	Articles Supplementary are incorporated by reference to Exhibit (a) (5) to Post-Effective Amendment No.
46 to the Registration Statement on Form N-1A, filed on March 28, 2008.

(b)	Registrant’s By-Laws are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 44 to
the Registration Statement on Form N-1A, filed on March 30, 2006.

(d)	Management Agreement is incorporated by reference to Exhibit (d) to Post-Effective Amendment No. 43 to
the Registration Statement, filed on March 30, 2005.

(e) (1)	Distribution Agreement is incorporated by reference to Exhibit (e) (1) to Post-Effective Amendment No. 43
to the Registration Statement, filed on March 30, 2005.

(e) (2)	Forms of Service Agreements are incorporated by reference to Exhibit (e) to Post-Effective Amendment
No. 36 to the Registration Statement on Form N-1A, filed on March 29, 2000.

(e) (3)	Forms of Supplement to Service Agreements are incorporated by reference to Exhibit (e) (3) of Post-
Effective Amendment No. 45 to the Registration Statement on Form N-1A, filed on March 30, 2007.

(g)	Amended and Restated Custody Agreement is incorporated by reference to Exhibit (g) of Post-Effective
Amendment No. 46 to the Registration Statement on Form N-1A, filed on March 28, 2008.

(h) (1)	Shareholder Services Plans, with respect to Class A, is incorporated by reference to Exhibit (9) (a) to Post-
Effective Amendment No. 30 to the Registration Statement on Form N-1A, filed on April 28, 1998.
Shareholder Services Plan, with respect to Class B is incorporated by reference to exhibit (h)(2) to Post-
Effective Amendment No. 33 filed on April 30, 1999.

(h) (2)	Amended and Restated Transfer Agency Agreement is incorporated by reference to Exhibit (h) (2) to Post
Effective Amendment No. 46 to the Registration Statement on Form N-1A, filed on March 28, 2008.

Item 23.	Exhibits (continued)

(i)	Opinion and Consent of Registrant’s Counsel is incorporated by reference to Exhibit (10) to Post-Effective
Amendment No. 20 to the Registration Statement on Form N-1A, filed on March 29, 1995.

(j)	Consent of Independent Registered Public Accounting Firm.

(m)	Rule 12b-1 Distribution Plan, with respect to Class B, is incorporated by reference to Exhibit (15) (b) to
Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A, filed on April 28, 1998.

(n)	Rule 18f-3 Plan, as amended, is incorporated by reference to Exhibit (n) of Post-Effective Amendment
No. 45 to the Registration Statement on Form N-1A, filed on March 30, 2007.

(p) (1)	Code of Ethics adopted by Registrant, Registrant's Adviser and Registrant's Distributor is incorporated by reference to Exhibit (p) to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A,
filed on March 28, 2008.

(p) (2)	Code of Ethics for the Non-management Board Members of the Dreyfus Family of Funds.

Other Exhibits

(a) (1)	Power of Attorney of the Board members.
(a)(2)	Power of Attorney of the Officers.
(b)	Certificate of Assistant Secretary.

Item 24.	Persons Controlled by or under Common Control with Registrant

Not Applicable.

Item 25.	Indemnification

The Registrant’s charter documents set forth the circumstances under which indemnification shall be provided to any past or present Board member or officer of the Registrant. The Registrant also has entered into a separate agreement with each of its Board members that describes the conditions and manner in which the Registrant indemnifies each of its Board members against all liabilities incurred by them (including attorneys’ fees and other litigation expenses, settlements, fines and penalties), or which may be threatened against them, as a result of being or having been a Board member of the Registrant. These indemnification provisions are subject to applicable state law and to the limitation under the Investment Company Act of 1940, as amended, that no board member or officer of a fund may be protected against liability for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his or her office.

Reference is made to Article SEVENTH of the Registrant's Articles of Incorporation and any Amendments thereto, Article VIII of Registrant’s Amended and Restated Bylaws, Section 2-418 of the Maryland General Corporation Law and Section 1.11 of the Distribution Agreement.

Item 26.	Business and Other Connections of Investment Adviser

The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. MBSC Securities Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator.

ITEM 26.	Business and Other Connections of Investment Adviser (continued)
Officers and Directors of Investment Adviser

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Jonathan Baum	MBSC Securities Corporation++	Chief Executive Officer	3/08 - Present
Chief Executive Officer		Chairman of the Board	3/08 - Present
and Chair of the Board		Director	6/07 - 3/08
		Executive Vice President	6/07 - 3/08

J. Charles Cardona	MBSC Securities Corporation++	Director	6/07 - Present
President and Director		Executive Vice President	6/07 - Present

	Universal Liquidity Funds plc+	Director	4/06 - Present

Diane P. Durnin	None
Vice Chair and Director

Phillip N. Maisano	The Bank of New York Mellon *****	Senior Vice President	7/08 - Present
Director, Vice Chair and
Chief Investment Officer

	BNY Mellon, National Association +	Senior Vice President	7/08 - Present

	Mellon Bank, N.A.+	Senior Vice President	4/06 - 6/08

	BNY Alcentra Group Holdings, Inc.++	Director	10/07 - Present

	BNY Mellon Investment Office GP LLC*	Manager	4/07 - Present

	Mellon Global Alternative Investments Limited	Director	8/06 - Present
London, England

	Pareto Investment Management Limited	Director	4/08 - Present
London, England

	The Boston Company Asset Management NY,	Manager	10/07 - Present
LLC*

	The Boston Company Asset Management, LLC*	Manager	12/06 - Present

	Urdang Capital Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

	Urdang Securities Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

	EACM Advisors LLC	Chairman of Board	8/04 - Present
200 Connecticut Avenue
Norwalk, CT 06854-1940

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates
	Founders Asset Management LLC****	Member, Board of	11/06 - 12/09
Managers
	Standish Mellon Asset Management Company,	Board Member	12/06 - Present
LLC
Mellon Financial Center
201 Washington Street
Boston, MA 02108-4408
	Mellon Capital Management Corporation***	Director	12/06 - Present
	Mellon Equity Associates, LLP+	Board Member	12/06 - 12/07
	Newton Management Limited	Board Member	12/06 - Present
London, England
	Franklin Portfolio Associates, LLC*	Board Member	12/06 - Present
Mitchell E. Harris	Standish Mellon Asset Management Company	Chairman	2/05 - Present
Director	LLC	Chief Executive Officer	8/04 - Present
	Mellon Financial Center	Member, Board of	10/04 - Present
	201 Washington Street	Managers
Boston, MA 02108-4408
	Alcentra NY, LLC++	Manager	1/08 - Present
	Alcentra US, Inc. ++	Director	1/08 - Present
	Alcentra, Inc. ++	Director	1/08 - Present
	BNY Alcentra Group Holdings, Inc. ++	Director	10/07 - Present
	Pareto New York LLC++	Manager	11/07 - Present
	Standish Ventures LLC	President	12/05 - Present
Mellon Financial Center
201 Washington Street
Boston, MA 02108-4408
		Manager	12/05 - Present
	Palomar Management	Director	12/97 - Present
London, England
	Palomar Management Holdings Limited	Director	12/97 - Present
London, England
	Pareto Investment Management Limited	Director	9/04 - Present
London, England
Jeffrey D. Landau	The Bank of New York Mellon+	Executive Vice President	4/07 - Present
Director
	Allomon Corporation+	Treasurer	12/07 - Present
	APT Holdings Corporation+	Treasurer	12/07 - Present
	BNY Mellon, N.A.+	Treasurer	7/07 - 0/10
	Mellon Funding Corporation+	Treasurer	12/07 - 12/09
	The Bank of New York Mellon Corporation+	Treasurer	7/07 - 01/10

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates
Ronald P. O’Hanley	The Bank of New York Mellon Corporation *****	Vice Chairman	7/07 - Present
Director
	Mellon Trust of New England, N.A. *	Vice Chairman	4/05 - 6/08
	The Bank of New York Mellon *****	Vice Chairman	7/08 - Present
	BNY Mellon, National Association +	Vice Chairman	7/08 - Present
	BNY Alcentra Group Holdings, Inc. ++	Director	10/07 - Present
	BNY Mellon Investment Office GP LLC+	Manager	4/07 - Present
	EACM Advisors LLC	Manager	6/04 - Present
200 Connecticut Avenue
Norwalk, CT 06854-1940
	Ivy Asset Management Corp.	Director	12/07 - Present
One Jericho Plaza
Jericho, NY 11753
	Neptune LLC+++++	Chairman	7/98 - Present
		President	7/98 - Present
		Member, Management	6/98 - Present
Committee
	Pareto Investment Management Limited	Director	9/04 - Present
London, England
	The Boston Company Asset Management NY,	Manager	10/07 - Present
LLC*
	The Boston Company Asset Management, LLC*	Manager	12/97 - Present
	The Boston Company Holding, LLC*	Vice Chairman	2/07 - Present
	Walter Scott & Partners Limited	Director	10/06 - Present
Edinburgh, Scotland
	WestLB Mellon Asset Management Holdings	Director	4/06 - Present
Limited
Dusseldorf, Germany
	Mellon Bank, N.A. +	Vice Chairman	6/01 - 6/08
	Standish Mellon Asset Management Company,	Board Member	7/01 – Present
LLC
Mellon Financial Center
201 Washington Street
Boston, MA 02108-4408
	Franklin Portfolio Holdings, LLC*	Director	12/00 - Present
	Franklin Portfolio Associates, LLC*	Director	4/97 – Present
	Pareto Partners (NY) ++	Partner Representative	2/00 - Present

	Buck Consultants, Inc.++	Director	7/97 - Present

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Newton Management Limited	Executive Committee	10/98 - Present
	London, England	Member
		Director	10/98 - Present

	BNY Mellon Asset Management Japan Limited	Director	6/06 - Present
Tokyo, Japan

	TBCAM Holdings, LLC*	Director	1/98 – Present

	MAM (MA) Holding Trust+++++	Trustee	6/03 – Present

	MAM (DE) Trust+++++	Trustee	6/03 – Present

	Pareto Partners	Partner Representative	5/97 – Present
The Bank of New York Mellon Centre
160 Queen Victoria Street
London England

	Mellon Capital Management Corporation***	Director	2/97 – Present

	Mellon Equity Associates, LLP+	Executive Committee	1/98 – 12/07
Member
		Chairman	1/98 – 12/07

	Mellon Global Investing Corp.*	Director	5/97 – Present
		Chairman	5/97 - Present
		Chief Executive Officer	5/97 – Present

Cyrus Taraporevala	Urdang Capital Management, Inc.	Director	10/07 - Present
Director	630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

	Urdang Securities Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

	The Boston Company Asset Management NY,	Manager	08/06 – Present
LLC*

	The Boston Company Asset Management LLC*	Manager	01/08 – Present

	BNY Mellon, National Association+	Senior Vice President	07/06 - Present

	The Bank of New York Mellon*****	Senior Vice President	07/06 - Present

Scott E. Wennerholm	Mellon Capital Management Corporation***	Director	10/05 - Present
Director

	Newton Management Limited	Director	1/06 - Present
London, England

	Gannett Welsh & Kotler LLC	Manager	11/07 - Present
	222 Berkley Street	Administrator	11/07 - Present
Boston, MA 02116

	BNY Alcentra Group Holdings, Inc. ++	Director	10/07 - Present

	Ivy Asset Management Corp.	Director	12/07 - Present
One Jericho Plaza
Jericho, NY 11753

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Urdang Capital Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

	Urdang Securities Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

	EACM Advisors LLC	Manager	6/04 - Present
200 Connecticut Avenue
Norwalk, CT 06854-1940

	Franklin Portfolio Associates LLC*	Manager	1/06 - Present

	The Boston Company Asset Management NY,	Manager	10/07 - Present
LLC*

	The Boston Company Asset Management LLC*	Manager	10/05 - Present

	Pareto Investment Management Limited	Director	3/06 - Present
London, England

	Mellon Equity Associates, LLP+	Executive Committee	10/05 - 12/07
Member

	Standish Mellon Asset Management Company,	Member, Board of	10/05 - Present
	LLC	Managers
Mellon Financial Center
201 Washington Street
Boston, MA 02108-4408

	The Boston Company Holding, LLC*	Member, Board of	4/06 - Present
Managers

	The Bank of New York Mellon *****	Senior Vice President	7/08 - Present

	BNY Mellon, National Association +	Senior Vice President	7/08 - Present

	Mellon Bank, N.A. +	Senior Vice President	10/05 - 6/08

	Mellon Trust of New England, N. A.*	Director	4/06 - 6/08
		Senior Vice President	10/05 - 6/08

	MAM (DE) Trust+++++	Member of Board of	1/07 - Present
Trustees

	MAM (MA) Holding Trust+++++	Member of Board of	1/07 - Present
Trustees

Bradley J. Skapyak	MBSC Securities Corporation++	Executive Vice President	6/07 - Present
Chief Operating Officer
and Director
	The Bank of New York Mellon****	Senior Vice President	4/07 - Present

	The Dreyfus Family of Funds++	President	1/10 - Present

Dwight Jacobsen	Pioneer Investments	Senior Vice President	4/06 - 12/07
Executive Vice President	60 State Street
and Director	Boston, Massachusetts

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Patrice M. Kozlowski	None
Senior Vice President –
Corporate
Communications

Gary Pierce	The Bank of New York Mellon *****	Vice President	7/08 - Present
Controller

	BNY Mellon, National Association +	Vice President	7/08 - Present

	The Dreyfus Trust Company+++	Chief Financial Officer	7/05 - 6/08
		Treasurer	7/05 - 6/08

	Laurel Capital Advisors, LLP+	Chief Financial Officer	5/07 - Present

	MBSC Securities Corporation++	Director	6/07 - Present
		Chief Financial Officer	6/07 - Present

	Founders Asset Management, LLC****	Assistant Treasurer	7/06 - 12/09

	Dreyfus Consumer Credit	Treasurer	7/05 - Present
Corporation ++

	Dreyfus Transfer, Inc. ++	Chief Financial Officer	7/05 - Present

	Dreyfus Service	Treasurer	7/05 - Present
Organization, Inc.++
	Seven Six Seven Agency, Inc. ++	Treasurer	4/99 - Present

Joseph W. Connolly	The Dreyfus Family of Funds++	Chief Compliance	10/04 - Present
Chief Compliance Officer		Officer
	Laurel Capital Advisors, LLP+	Chief Compliance	4/05 - Present
Officer
	The Mellon Funds Trust++	Chief Compliance	10/04 - Present
Officer
	MBSC Securities Corporation++	Chief Compliance	6/07 – Present
Officer

Gary E. Abbs	The Bank of New York Mellon+	First Vice President and	12/96 – Present
Vice President – Tax		Manager of Tax
Compliance

	Dreyfus Service Organization++	Vice President – Tax	01/09 – Present

	Dreyfus Consumer Credit Corporation++	Chairman	01/09 – Present
		President	01/09 – Present

	MBSC Securities Corporation++	Vice President – Tax	01/09 – Present

Jill Gill	MBSC Securities Corporation++	Vice President	6/07 – Present
Vice President –
Human Resources
	The Bank of New York Mellon *****	Vice President	7/08 – Present

	BNY Mellon, National Association +	Vice President	7/08 - Present

	Mellon Bank N.A. +	Vice President	10/06 – 6/08

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Joanne S. Huber	The Bank of New York Mellon+	State & Local	07/1/07 –
Vice President – Tax		Compliance Manager	Present

	Dreyfus Service Organization++	Vice President – Tax	01/09 – Present

	Dreyfus Consumer Credit Corporation++	Vice President – Tax	01/09 – Present

	MBSC Securities Corporation++	Vice President – Tax	01/09 – Present

Anthony Mayo	None
Vice President –
Information Systems

John E. Lane	A P Colorado, Inc. +	Vice President – Real	8/07 - Present
Vice President		Estate and Leases
	A P East, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	A P Management, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	A P Properties, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases
	A P Rural Land, Inc. +	Vice President– Real	8/07 - 9/07
Estate and Leases
	Allomon Corporation+	Vice President– Real	8/07 - Present
Estate and Leases
	AP Residential Realty, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	AP Wheels, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	BNY Mellon, National Association +	Vice President – Real	7/08 - Present
Estate and Leases
	Citmelex Corporation+	Vice President– Real	8/07 - Present
Estate and Leases
	Eagle Investment Systems LLC	Vice President– Real	8/07 - Present
	65 LaSalle Road	Estate and Leases
West Hartford, CT 06107
	East Properties Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	FSFC, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	Holiday Properties, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	MBC Investments Corporation+	Vice President– Real	8/07 - Present
Estate and Leases
	MBSC Securities Corporation++	Vice President– Real	8/07 - Present
Estate and Leases
	MELDEL Leasing Corporation Number 2, Inc. +	Vice President– Real	7/07 - Present
Estate and Leases
	Mellon Bank Community Development	Vice President– Real	11/07 - Present
	Corporation+	Estate and Leases

	Mellon Capital Management Corporation+	Vice President– Real	8/07 - Present
Estate and Leases
	Mellon Financial Services Corporation #1+	Vice President– Real	8/07 - Present
Estate and Leases
	Mellon Financial Services Corporation #4+	Vice President – Real	7/07 - Present
Estate and Leases
	Mellon Funding Corporation+	Vice President– Real	12/07 - Present
Estate and Leases
	Mellon Holdings, LLC+	Vice President– Real	12/07 - Present
Estate and Leases

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Mellon International Leasing Company+	Vice President– Real	7/07 - Present
Estate and Leases
	Mellon Leasing Corporation+	Vice President– Real	7/07 - Present
Estate and Leases
	Mellon Private Trust Company, National	Vice President– Real	8/07 - 1/08
	Association+	Estate and Leases

	Mellon Securities Trust Company+	Vice President– Real	8/07 - 7/08
Estate and Leases
	Mellon Trust Company of Illinois+	Vice President– Real	8/07 - 07/08
Estate and Leases
	Mellon Trust Company of New England, N.A.+	Vice President– Real	8/07 - 6/08
Estate and Leases
	Mellon Trust Company of New York LLC++	Vice President– Real	8/07 - 6/08
Estate and Leases
	Mellon Ventures, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	Melnamor Corporation+	Vice President– Real	8/07 - Present
Estate and Leases
	MFS Leasing Corp. +	Vice President– Real	7/07 - Present
Estate and Leases
	MMIP, LLC+	Vice President– Real	8/07 - Present
Estate and Leases
	Pareto New York LLC++	Vice President– Real	10/07 - Present
Estate and Leases
	Pontus, Inc. +	Vice President– Real	7/07 - Present
Estate and Leases
	Promenade, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	RECR, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	SKAP #7+	Vice President– Real	8/07 - 11/07
Estate and Leases
	Technology Services Group, Inc.*****	Senior Vice President	6/06 - Present

	Tennesee Processing Center LLC*****	Managing Director	5/08 - Present
		Senior Vice President	4/04 - 5/08

	Texas AP, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	The Bank of New York Mellon*****	Vice President – Real	7/08 - Present
Estate and Leases
	The Bank of New York Mellon Corporation*****	Executive Vice President	8/07 - Present

	Trilem, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
Jeanne M. Login	A P Colorado, Inc. +	Vice President– Real	8/07 - Present
Vice President		Estate and Leases
	A P East, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	A P Management, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	A P Properties, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases
	A P Rural Land, Inc. +	Vice President– Real	8/07 - 9/07
Estate and Leases
	Allomon Corporation+	Vice President– Real	8/07 - Present
Estate and Leases
	AP Residential Realty, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	AP Wheels, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	APT Holdings Corporation+	Vice President– Real	8/07 - Present
Estate and Leases
	BNY Investment Management Services LLC++++	Vice President– Real	1/01 - Present
Estate and Leases
	BNY Mellon, National Association +	Vice President – Real	7/08 - Present
Estate and Leases
	Citmelex Corporation+	Vice President– Real	8/07 - Present
Estate and Leases
	Eagle Investment Systems LLC+	Vice President– Real	8/07 - Present
Estate and Leases
	East Properties Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	FSFC, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	Holiday Properties, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	MBC Investments Corporation+	Vice President– Real	8/07 - Present
Estate and Leases
	MBSC Securities Corporation++	Vice President– Real	8/07 - Present
Estate and Leases
	MELDEL Leasing Corporation Number 2, Inc. +	Vice President– Real	7/07 - Present
Estate and Leases
	Mellon Bank Community Development	Vice President – Real	11/07 - Present
	Corporation+	Estate and Leases

	Mellon Capital Management Corporation+	Vice President– Real	8/07 - Present
Estate and Leases
	Mellon Financial Services Corporation #1+	Vice President– Real	8/07 - Present
Estate and Leases
	Mellon Financial Services Corporation #4+	Vice President – Real	7/07 - Present
Estate and Leases
	Mellon Funding Corporation+	Vice President – Real	12/07 - Present
Estate and Leases
	Mellon Holdings LLC+	Vice President – Real	12/07 - Present
Estate and Leases
	Mellon International Leasing Company+	Vice President– Real	7/07 - Present
Estate and Leases
	Mellon Leasing Corporation+	Vice President– Real	7/07 - Present
Estate and Leases
	Mellon Private Trust Company, National	Vice President – Real	8/07 - 1/08
	Association+	Estate and Leases

	Mellon Securities Trust Company+	Vice President – Real	8/07 - 7/08
Estate and Leases
	Mellon Trust of New England, N.A. *	Vice President – Real	8/07 - 6/08
Estate and Leases
	Mellon Trust Company of Illinois+	Vice President– Real	8/07 - 7/08
Estate and Leases
	MFS Leasing Corp. +	Vice President– Real	7/07 - Present
Estate and Leases
	MMIP, LLC+	Vice President– Real	8/07 - Present
Estate and Leases
	Pontus, Inc. +	Vice President– Real	7/07 - Present
Estate and Leases
	Promenade, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases
	RECR, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	SKAP #7+	Vice President – Real	8/07 - 11/07
Estate and Leases
	Tennesee Processing Center LLC*****	Managing Director	5/08 - Present
		Senior Vice President	4/04 - 5/08

	Texas AP, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases
	The Bank of New York Mellon*****	Vice President – Real	7/08 - Present
Estate and Leases
	Trilem, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases

James Bitetto	The Dreyfus Family of Funds*	Vice President and	8/05 - Present
Secretary		Assistant Secretary

	MBSC Securities Corporation++	Assistant Secretary	6/07 - Present

	Dreyfus Service Organization, Inc.++	Secretary	8/05 - Present

	The Dreyfus Consumer Credit Corporation++	Vice President	2/02 - Present

	Founders Asset Management LLC****	Assistant Secretary	3/09 - 12/09

*	The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**	The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***	The address of the business so indicated is 50 Fremont Street, Suite 3900, San Francisco, California 94104.
****	The address of the business so indicated is 210 University Blvd., Suite 800, Denver, Colorado 80206.
*****	The address of the business so indicated is One Wall Street, New York, New York 10286.
+	The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++	The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++	The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++	The address of the business so indicated is White Clay Center, Route 273, Newark, Delaware 19711.
+++++	The address of the business so indicated is 4005 Kennett Pike, Greenville, DE 19804.

Item 27. Principal Underwriters

     (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1.	Advantage Funds, Inc.
2.	BNY Mellon Funds Trust
3.	CitizensSelect Funds
4.	Dreyfus Appreciation Fund, Inc.
5.	Dreyfus BASIC Money Market Fund, Inc.
6.	Dreyfus BASIC U.S. Government Money Market Fund
7.	Dreyfus BASIC U.S. Mortgage Securities Fund
8.	Dreyfus Bond Funds, Inc.
9.	Dreyfus Cash Management
10.	Dreyfus Cash Management Plus, Inc.
11.	Dreyfus Connecticut Municipal Money Market Fund, Inc.
12.	Dreyfus Dynamic Alternatives Fund, Inc.
13.	Dreyfus Funds, Inc.
14.	The Dreyfus Fund Incorporated
15.	Dreyfus Government Cash Management Funds
16.	Dreyfus Growth and Income Fund, Inc.
17.	Dreyfus Index Funds, Inc.
18.	Dreyfus Institutional Cash Advantage Funds
19.	Dreyfus Institutional Money Market Fund
20.	Dreyfus Institutional Preferred Money Market Funds
21.	Dreyfus Institutional Reserves Funds
22.	Dreyfus Intermediate Municipal Bond Fund, Inc.
23.	Dreyfus International Funds, Inc.
24.	Dreyfus Investment Funds
25.	Dreyfus Investment Grade Funds, Inc.
26.	Dreyfus Investment Portfolios
27.	The Dreyfus/Laurel Funds, Inc.
28.	The Dreyfus/Laurel Funds Trust
29.	The Dreyfus/Laurel Tax-Free Municipal Funds
30.	Dreyfus LifeTime Portfolios, Inc.
31.	Dreyfus Liquid Assets, Inc.
32.	Dreyfus Manager Funds I
33.	Dreyfus Manager Funds II
34.	Dreyfus Massachusetts Municipal Money Market Fund
35.	Dreyfus Midcap Index Fund, Inc.
36.	Dreyfus Money Market Instruments, Inc.
37.	Dreyfus Municipal Bond Opportunity Fund
38.	Dreyfus Municipal Cash Management Plus
39.	Dreyfus Municipal Funds, Inc.
40.	Dreyfus Municipal Money Market Fund, Inc.
41.	Dreyfus New Jersey Municipal Bond Fund, Inc.
42.	Dreyfus New Jersey Municipal Money Market Fund, Inc.
43.	Dreyfus New York AMT-Free Municipal Bond Fund
44.	Dreyfus New York AMT-Free Municipal Money Market Fund
45.	Dreyfus New York Municipal Cash Management
46.	Dreyfus New York Tax Exempt Bond Fund, Inc.

47.	Dreyfus Opportunity Funds
48.	Dreyfus Pennsylvania Municipal Money Market Fund
49.	Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.
50.	Dreyfus Premier GNMA Fund, Inc.
51.	Dreyfus Premier Investment Funds, Inc.
52.	Dreyfus Premier Short-Intermediate Municipal Bond Fund
53.	Dreyfus Premier Worldwide Growth Fund, Inc.
54.	Dreyfus Research Growth Fund, Inc.
55.	Dreyfus State Municipal Bond Funds
56.	Dreyfus Stock Funds
57.	Dreyfus Short-Intermediate Government Fund
58.	The Dreyfus Socially Responsible Growth Fund, Inc.
59.	Dreyfus Stock Index Fund, Inc.
60.	Dreyfus Tax Exempt Cash Management Funds
61.	The Dreyfus Third Century Fund, Inc.
62.	Dreyfus Treasury & Agency Cash Management
63.	Dreyfus Treasury Prime Cash Management
64.	Dreyfus U.S. Treasury Intermediate Term Fund
65.	Dreyfus U.S. Treasury Long Term Fund
66.	Dreyfus 100% U.S. Treasury Money Market Fund
67.	Dreyfus Variable Investment Fund
68.	Dreyfus Worldwide Dollar Money Market Fund, Inc.
69.	General California Municipal Money Market Fund
70.	General Government Securities Money Market Funds, Inc.
71.	General Money Market Fund, Inc.
72.	General Municipal Money Market Funds, Inc.
73.	General New York Municipal Money Market Fund
74.	Strategic Funds, Inc.

(b)
Name and principal		Positions and Offices
Business address	Positions and offices with the Distributor	with Registrant

Jon R. Baum*	Chief Executive Officer and Chairman of the Board	None
Ken Bradle**	President and Director	None
Robert G. Capone****	Executive Vice President and Director	None
J. Charles Cardona*	Executive Vice President and Director	None
Sue Ann Cormack**	Executive Vice President	None
John M. Donaghey***	Executive Vice President and Director	None
Dwight D. Jacobsen*	Executive Vice President and Director	None
Mark A. Keleher*****	Executive Vice President	None
James D. Kohley***	Executive Vice President	None
Jeffrey D. Landau*	Executive Vice President and Director	None
William H. Maresca*	Executive Vice President and Director	None
Timothy M. McCormick*	Executive Vice President	None
David K. Mossman***	Executive Vice President	None
Irene Papadoulis**	Executive Vice President	None
Matthew Perrone**	Executive Vice President	None
Noreen Ross*	Executive Vice President	None
Bradley J. Skapyak*	Executive Vice President	President
Gary Pierce*	Chief Financial Officer and Director	None
Tracy Hopkins*	Senior Vice President	None
Denise B. Kneeland****	Senior Vice President	None
Mary T. Lomasney****	Senior Vice President	None
Barbara A. McCann****	Senior Vice President	None
Kevin L. O’Shea***	Senior Vice President	None
Christine Carr Smith*****	Senior Vice President	None
Ronald Jamison*	Chief Legal Officer and Secretary	None
Joseph W. Connolly*	Chief Compliance Officer (Investment Advisory Business)	Chief Compliance Officer
Stephen Storen*	Chief Compliance Officer	None
Maria Georgopoulos*	Vice President – Facilities Management	None
Stewart Rosen*	Vice President – Facilities Management	None
William Germenis*	Vice President – Compliance and Anti-Money Laundering	Anti-Money Laundering
	Officer	Compliance Officer
Natalia Gribas*	Compliance - Anti-Money Laundering Officer	None
Karin L. Waldmann*	Privacy Officer	None
Gary E. Abbs***	Vice President - Tax	None
Timothy I. Barrett**	Vice President	None
Gina DiChiara*	Vice President	None
Jill Gill*	Vice President	None
Joanne S. Huber***	Vice President - Tax	None
John E. Lane******	Vice President – Real Estate and Leases	None
Jeanne M. Login******	Vice President – Real Estate and Leases	None
Donna M. Impagliazzo**	Vice President – Compliance	None
Edward A. Markward*	Vice President – Compliance	None
Anthony Nunez*	Vice President – Finance	None
William Schalda*	Vice President	None
John Shea*	Vice President – Finance	None
Christopher A. Stallone**	Vice President	None
Susan Verbil*	Vice President – Finance	None
William Verity*	Vice President – Finance	None
James Windels*	Vice President	Treasurer

(b)
Name and principal		Positions and Offices
Business address	Positions and offices with the Distributor	with Registrant

James Bitetto*	Assistant Secretary	Vice President and
Assistant Secretary
James D. Muir*	Assistant Secretary	None

*	Principal business address is 200 Park Avenue, New York, NY 10166.
**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
***	Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.
****	Principal business address is One Boston Place, Boston, MA 02108.
*****	Principal business address is 50 Fremont Street, Suite 3900, San Francisco, CA 94104.
******	Principal business address is 101 Barclay Street, New York 10286.

Item 28.	Location of Accounts and Records

1.	The Bank of New York Mellon
One Wall Street
New York, New York 10286

2.	DST Systems, Inc.
1055 Broadway
Kansas City, MO 64105

3.	The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Item 29.	Management Services

Not Applicable

Item 30.	Undertakings

None

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and to the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 29th of March, 2010.

GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.

BY:	/s/ Bradley J. Skapyak*
BRADLEY J. SKAPYAK, PRESIDENT

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Bradley J. Skapyak *	President	03/29/10
(Principal Executive Officer)
Bradley J. Skapyak

/s/James Windels *	Treasurer	03/29/10
(Principal Financial and Accounting
James Windels	Officer)

/s/Joseph S. DiMartino*	Chairman of the Board	03/29/10
of Directors
Joseph S. DiMartino

/s/Clifford L. Alexander, Jr.*	Director	03/29/10
Clifford L. Alexander, Jr.

/s/ David W. Burke*	Director	03/29/10
David W. Burke

/s/Peggy C. Davis*	Director	03/29/10
Peggy C. Davis

/s/Diane Dunst*	Director	03/29/10
Diane Dunst

/s/ Ernest Kafka*	Director	03/29/10
Ernest Kafka

/s/ Nathan Leventhal*	Director	03/29/10
Nathan Leventhal

/s/ Warren B. Rudman*	Director	03/29/10
Warren B. Rudman

*BY:	/s/ Janette E. Farragher
Janette E. Farragher,
Attorney-in-Fact

GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.

INDEX OF EXHIBITS

Exhibits

(j)	Consent of Independent Registered Public Accounting Firm

(p) (2) Code of Ethics for the Non-management Board Members of the
Dreyfus Family of Funds

Other Exhibits

(a) (1) Power of Attorney of the Board Members.
(a) (2) Power of Attorney of the Officers.
(b) Certificate of Assistant Secretary